Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	FCN
Entity Registrant Name	FTI CONSULTING INC
Entity Central Index Key	0000887936

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 156,785	$ 264,423
Restricted cash	1,190	10,213
Accounts receivable:
Billed receivables	314,491	335,758
Unbilled receivables	208,797	173,440
Allowance for doubtful accounts and unbilled services	(94,048)	(80,096)
Accounts receivable, net	429,240	429,102
Current portion of notes receivable	33,194	26,687
Prepaid expenses and other current assets	50,351	40,529
Current portion of deferred tax assets	3,615
Total current assets	674,375	770,954
Property and equipment, net of accumulated depreciation	68,192	74,448
Goodwill	1,260,035	1,309,358
Other intangible assets, net of amortization	104,181	118,889
Notes receivable, net of current portion	101,623	81,748
Other assets	67,046	55,687
Total assets	2,275,452	2,411,084
Current liabilities
Accounts payable, accrued expenses and other	98,109	132,773
Accrued compensation	168,392	180,366
Current portion of long-term debt and capital lease obligations	6,021	153,381
Billings in excess of services provided	31,675	19,063
Deferred income taxes		12,254
Total current liabilities	304,197	497,837
Long-term debt and capital lease obligations, net of current portion	717,024	643,579
Deferred income taxes	105,751	88,071
Other liabilities	80,248	75,395
Total liabilities	1,207,220	1,304,882
Commitments and contingent liabilities (notes 8, 14 and 15)
Stockholders' equity
Preferred stock, $0.01 par value; shares authorized - 5,000; none outstanding
Common stock, $0.01 par value; shares authorized - 75,000; shares issued and outstanding - 40,755 (2012) and 41,484 (2011)	408	415
Additional paid-in capital	367,978	383,978
Retained earnings	741,215	778,201
Accumulated other comprehensive loss	(41,369)	(56,392)
Total stockholders' equity	1,068,232	1,106,202
Total liabilities and stockholders' equity	$ 2,275,452	$ 2,411,084

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000	5,000
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	75,000	75,000
Common stock, shares issued	40,755	41,484
Common stock, shares outstanding	40,755	41,484

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 399,345	$ 386,055	$ 396,243	$ 395,228	$ 390,713	$ 413,802	$ 400,437	$ 361,816	$ 1,576,871	$ 1,566,768	$ 1,401,461
Operating expenses
Direct cost of revenues	245,080	241,614	248,220	245,618	233,005	249,975	250,844	223,084	980,532	956,908	825,599
Selling, general and administrative expense	94,058	88,909	92,460	102,589	92,932	97,618	94,442	88,303	378,016	373,295	341,239
Special charges		2,775	26,782				15,212		29,557	15,212	51,131
Acquisition-related contingent consideration	(483)	403	(3,541)	557	(9,004)	944	799	796	(3,064)	(6,465)	1,190
Amortization of other intangible assets	5,634	5,766	5,490	5,517	5,576	5,843	5,498	5,454	22,407	22,371	23,910
Goodwill impairment charge	110,387								110,387
Costs and Expenses, Total	454,676	339,467	369,411	354,281	322,509	354,380	366,795	317,637	1,517,835	1,361,321	1,243,069
Operating income	(55,331)	46,588	26,832	40,947	68,204	59,422	33,642	44,179	59,036	205,447	158,392
Other income (expense)
Interest income and other	1,156	1,584	(363)	3,282	895	486	2,923	2,000	5,659	6,304	4,423
Interest expense	(13,124)	(13,208)	(15,195)	(15,204)	(14,495)	(14,319)	(14,500)	(15,310)	(56,731)	(58,624)	(50,263)
Loss on early extinguishment of debt	(4,850)								(4,850)		(5,161)
Other (expense) income									(55,922)	(52,320)	(51,001)
Income before income tax provision	(72,149)	34,964	11,274	29,025	54,604	45,589	22,065	30,869	3,114	153,127	107,391
Income tax provision	13,728	12,251	3,527	10,594	14,723	16,150	6,740	11,611	40,100	49,224	41,407
Net income (loss)	(85,877)	22,713	7,747	18,431	39,881	29,439	15,325	19,258	(36,986)	103,903	65,984
Earnings (loss) per common share - basic	$ (2.15)	$ 0.56	$ 0.19	$ 0.46	$ 1	$ 0.73	$ 0.38	$ 0.44	$ (0.92)	$ 2.53	$ 1.45
Earnings (loss) per common share - diluted	$ (2.15)	$ 0.55	$ 0.18	$ 0.43	$ 0.93	$ 0.7	$ 0.36	$ 0.42	$ (0.92)	$ 2.39	$ 1.38
Other comprehensive income (loss) net of tax:
Foreign currency translation adjustments, net of tax expense (benefit) of $654, ($1,568) and $1,484 for the years ended December 31, 2012, 2011 and 2010, respectively									15,023	(2,902)	(5,951)
Other comprehensive income (loss), net of tax									15,023	(2,902)	(5,951)
Comprehensive income (loss)									$ (21,963)	$ 101,001	$ 60,033

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustments, tax expense (benefit)	$ 654	$ (1,568)	$ 1,484

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Beginning Balance at Dec. 31, 2009	$ 1,102,698	$ 470	$ 541,453	$ 608,314	$ (47,539)
Beginning Balance (in shares) at Dec. 31, 2009		46,985,000
Net income (loss)	65,984			65,984
Other comprehensive income (loss):
Cumulative translation adjustment	(5,951)				(5,951)
Issuance of common stock in connection with:
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010 (in shares)		408,000
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010	10,516	4	10,512
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010 (in shares)		510,000
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010	(4,094)	5	(4,099)
Stock units issued under incentive compensation plan	6,531		6,531
Business combinations	(2,931)		(2,931)
Purchase and retirement of common stock (in shares)	(1,178,089)	(1,759,000)
Purchase and retirement of common stock	(40,634)	(18)	(40,616)
Share-based compensation	35,487		35,487
Ending Balance at Dec. 31, 2010	1,167,606	461	546,337	674,298	(53,490)
Ending Balance (in shares) at Dec. 31, 2010		46,144,000
Net income (loss)	103,903			103,903
Other comprehensive income (loss):
Cumulative translation adjustment	(2,902)				(2,902)
Issuance of common stock in connection with:
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010 (in shares)		637,000
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010	16,423	7	16,416
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010 (in shares)		436,000
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010	(4,466)	4	(4,470)
Stock units issued under incentive compensation plan	4,241		4,241
Business combinations	(5,455)		(5,455)
Purchase and retirement of common stock (in shares)	(5,733,205)	(5,733,000)
Purchase and retirement of common stock	(209,400)	(57)	(209,343)
Share-based compensation	36,252		36,252
Ending Balance at Dec. 31, 2011	1,106,202	415	383,978	778,201	(56,392)
Ending Balance (in shares) at Dec. 31, 2011	41,484,000	41,484,000
Net income (loss)	(36,986)			(36,986)
Other comprehensive income (loss):
Cumulative translation adjustment	15,023				15,023
Issuance of common stock in connection with:
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010 (in shares)	329,000	328,000
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010	7,043	4	7,039
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010 (in shares)		443,000
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010	(6,385)	4	(6,389)
Stock units issued under incentive compensation plan	3,079		3,079
Business combinations	1,035	2	1,033
Business combinations (in shares)		181,000
Reacquisition of equity component of convertible debt	(108)		(108)
Purchase and retirement of common stock (in shares)		(1,681,000)
Purchase and retirement of common stock	(50,032)	(17)	(50,015)
Share-based compensation	29,361		29,361
Ending Balance at Dec. 31, 2012	$ 1,068,232	$ 408	$ 367,978	$ 741,215	$ (41,369)
Ending Balance (in shares) at Dec. 31, 2012	40,755,000	40,755,000

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Exercise of options, income tax expense	$ 994	$ 846	$ 227
Restricted share grants, settled shares	178	119	106

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss)	$ (36,986)	$ 103,903	$ 65,984
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	33,919	28,582	31,334
Amortization and impairment of other intangible assets	22,586	22,371	47,666
Goodwill impairment charge	110,387
Acquisition-related contingent consideration	(3,064)	(6,465)	1,190
Provision for doubtful accounts	14,179	12,586	10,720
Non-cash share-based compensation	29,361	37,352	35,246
Excess tax benefits from share-based compensation	(515)	(1,597)	(204)
Non-cash interest expense and loss on extinguishment of debt	9,824	8,439	12,670
Other	27	(471)	482
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, billed and unbilled	(3,691)	(94,178)	(18,881)
Notes receivable	(25,730)	(3,781)	(22,159)
Prepaid expenses and other assets	(1,895)	3,933	1,136
Accounts payable, accrued expenses and other	(12,458)	11,472	18,611
Income taxes	(6,816)	22,227	8,033
Accrued compensation	(21,074)	38,073	9,357
Billings in excess of services provided	12,134	(8,618)	(6,131)
Net cash provided by operating activities	120,188	173,828	195,054
Investing activities
Payments for acquisition of businesses, net of cash received	(62,893)	(62,346)	(63,086)
Purchases of property and equipment	(27,759)	(31,091)	(22,600)
Proceeds from sale or maturity of short-term investments			15,000
Other	246	(211)	(400)
Net cash used in investing activities	(90,406)	(93,648)	(71,086)
Financing activities
Borrowings under revolving line of credit	75,000	25,000	20,000
Payments of revolving line of credit	(75,000)	(25,000)	(20,000)
Payments of long-term debt and capital lease obligations	(377,859)	(6,994)	(209,747)
Issuance of debt securities, net	292,608		390,445
Payments of debt financing fees	(2,848)		(3,054)
Cash received for settlement of interest rate swaps		5,596
Purchase and retirement of common stock	(50,032)	(209,400)	(40,634)
Net issuance of common stock under equity compensation plans	1,598	11,109	6,196
Excess tax benefit from share-based compensation	515	1,597	204
Other	(2,228)	(637)	442
Net cash (used in) provided by financing activities	(138,246)	(198,729)	143,852
Effect of exchange rate changes and fair value adjustments on cash and cash equivalents	826	(1,598)	(2,122)
Net (decrease) increase in cash and cash equivalents	(107,638)	(120,147)	265,698
Cash and cash equivalents, beginning of period	264,423	384,570	118,872
Cash and cash equivalents, end of period	156,785	264,423	384,570
Supplemental cash flow disclosures
Cash paid for interest	57,082	50,655	35,441
Cash paid for income taxes, net of refunds	46,918	38,742	33,237
Non-cash investing and financing activities:
Issuance of common stock to acquire businesses	5,193
Issuance of notes payable to acquire businesses			39,772
Issuance of stock units under incentive compensation plans	$ 3,079	$ 4,241	$ 6,531

Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Description of Business and Summary of Significant Accounting Policies

1. Description of Business and Summary of Significant Accounting Policies

Description of Business

FTI Consulting, Inc. including its consolidated subsidiaries (collectively, the “Company,” “we,” “our” or “FTI Consulting”), is a leading global business advisory firm dedicated to helping organizations protect and enhance their enterprise value. Our experienced teams of professionals include many individuals who are widely recognized as experts in their respective fields. We believe clients retain us because of our recognized expertise and capabilities in highly specialized areas as well as our reputation for satisfying our clients’ needs. We operate through five operating segments: Corporate Finance/Restructuring, Forensic and Litigation Consulting, Economic Consulting, Technology and Strategic Communications.

Accounting Principles

Our financial statements are prepared in conformity with United States (“U.S.”) generally accepted accounting principles (“GAAP”).

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

Consolidation

The consolidated financial statements include the accounts of FTI Consulting and all of our subsidiaries that we control or variable interest entities for which we have determined that we are the primary beneficiary. All significant intercompany transactions and balances have been eliminated.

Foreign Currency

Results of operations for our non-U.S. subsidiaries are translated from the designated functional currency to the reporting currency of the U.S. dollar. Revenues and expenses are translated at average exchange rates for each month while assets and liabilities are translated at balance sheet date exchange rates. Resulting translation adjustments are recorded as a component of stockholders’ equity in “Accumulated other comprehensive loss.”

Transaction gains and losses arising from currency exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in “Interest income and other” on our Consolidated Statements of Comprehensive Income (Loss). Such transaction gains and losses may be realized or unrealized depending upon whether the transaction settled during the period or remains outstanding at the balance sheet date.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Due to the inherent uncertainty involved in making those assumptions, actual results could differ from those estimates. The most significant estimates made and assumptions used are the determination of the allowance for doubtful accounts and unbilled services, the valuation of stock-based compensation, accruals for incentive compensation, the fair value of acquisition-related contingent consideration, the measurement of deferred tax assets and the assessment of recoverability of intangible assets and goodwill. Management bases its estimates on historical trends, current experience and other assumptions that it believes are reasonable.

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the related services are provided, the price is fixed or determinable and collectability is reasonably assured. We generate the majority of our revenues from providing professional services under four types of billing arrangements: time-and-expense, unit-based and to a lesser extent, fixed-fee and performance-based.

Time-and-expense billing arrangements require the client to pay based on the number of hours worked by our revenue-generating professionals at contractually agreed-upon rates. We recognize revenues for our professional services rendered under time-and-expense engagements based on the hours incurred at agreed-upon rates as work is performed.

In fixed-fee billing arrangements, we agree to a pre-established fee in exchange for a pre-determined set of professional services. Generally, the client agrees to pay a fixed-fee every month over the specified contract term. These contracts are for varying periods and generally permit the client to cancel the contract before the end of the term. We recognize revenues for our professional services rendered under these fixed-fee billing arrangements monthly over the specified contract term or, in certain cases, revenue is recognized on the proportional performance method of accounting based on the ratio of labor hours incurred to estimated total labor hours, which we consider to be the best available indicator of the pattern and timing in which such contract obligations are fulfilled.

In performance-based or contingent billing arrangements, fees are tied to the attainment of contractually defined objectives. Often this type of arrangement supplements a time-and-expense or fixed-fee engagement, where payment of a performance-based fee is deferred until the conclusion of the matter or upon the achievement of performance-based criteria. We do not recognize revenues under performance-based billing arrangements until all related performance criteria are met and collection of the fee is reasonably assured.

In our Technology segment, unit-based revenues are based on either the amount of data stored or processed, the number of concurrent users accessing the information, or the number of pages or images processed for a client. We recognize revenues for our professional services rendered under unit-based engagements as the services are provided based on agreed-upon rates. We also generate certain revenue from software licenses and maintenance. We have vendor-specific objective evidence of fair value for support and maintenance separate from software for the majority of our products. Accordingly, when licenses of certain offerings are included in an arrangement with support and maintenance, we recognize the license revenue upon delivery of the license and recognize the support and maintenance revenue over the term of the maintenance service period. Substantially all of our software license agreements do not include any acceptance provisions. If an arrangement allows for customer acceptance of the software, we defer revenue until the earlier of customer acceptance or when the acceptance provisions lapse. Revenues from hosting-fees are recognized ratably over the term of the hosting agreement. We have certain arrangements with clients in which we provide multiple elements of services under one engagement contract. Revenues under these types of arrangements are accounted for in accordance ASC 605-25, Multiple-Element Arrangements, and recognized pursuant to the criteria described above.

Some clients pay us retainers before we begin any work for them. We hold retainers on deposit until we have completed the work. We generally apply these retainers to final billings and refund any excess over the final amount billed to clients, as appropriate, when we complete our work. If the client is in bankruptcy, fees for our services may be subject to approval by the court. In some cases, a portion of the fees to be paid to us by a client is required by a court to be held until completion of our work and final fee settlements have been negotiated. We make a determination whether to record all or a portion of such holdback as revenue prior to collection on a case-by-case basis.

If at the outset of an arrangement we determine that the arrangement fee is not fixed or determinable, revenue is deferred until all criteria for recognizing revenue are met. Reimbursable expenses, including those relating to travel, out-of pocket expenses, outside consultants and other similar costs, are generally included in revenues, and an equivalent amount of reimbursable expenses is included in costs of services in the period in which the expense is incurred. Any taxes assessed on revenues relating to services provided to our clients are recorded on a net basis. Revenues recognized, but not yet billed to clients, have been recorded as “Unbilled receivables” in the Consolidated Balance Sheets.

Direct Cost of Revenues

Direct cost of revenues consists primarily of billable employee compensation and related payroll benefits, the cost of consultants assigned to revenue-generating activities and direct expenses billable to clients. Direct cost of revenues also includes depreciation expense on the equipment of our Technology segment that is used to host and process client information. Direct cost of revenues does not include an allocation of overhead costs.

Share-Based Compensation

We measure share-based compensation using a fair value based recognition method. Share-based compensation cost is estimated at the grant date based on the fair value of the award and is recognized as expense over the requisite service period or performance period of the award. The amount of share-based compensation expense recognized at any date must at least equal the portion of grant date value of the award that is vested at that date.

We use the Black-Scholes pricing model to determine the fair value of stock options on the dates of grant. The Black-Scholes pricing model requires various judgmental assumptions including volatility and expected term, which are based on our historical experience. We also make assumptions regarding the risk-free interest rate and the expected dividend yield. The risk-free interest rate is based on the term of U.S. Treasury interest rates that is consistent with the expected term of the share-based award. The dividend yield on our common stock is assumed to be zero since we do not pay dividends and have no current plans to do so in the future.

Restricted stock is measured based on the closing price of the underlying stock on the dates of grant. Awards with performance-based vesting conditions require the achievement of specific financial targets at the end of the specified performance period and the employee’s continued employment. We recognize the estimated fair value of performance-based awards as share-based compensation expense over the performance period. We consider each performance period separately, based upon our determination of whether it is probable that the performance target will be achieved. At each reporting period, we reassess the probability of achieving the performance targets. If a performance target is not met, no compensation cost is ultimately recognized against that target, and, to the extent previously recognized, compensation expense is reversed.

For all our share-based awards, we estimate the expected forfeiture rate and recognize expense only for those shares expected to vest. We estimate the forfeiture rate based on historical experience. Groups of share-based award holders that have similar historical behavior with regard to option exercise timing and forfeiture rates are considered separately for valuation and attribution purposes. Forfeitures are estimated at the time an award is granted and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Selling, General, and Administrative Expense

Research and Development

Research and development costs related to software development are expensed as incurred. Development activities involve a plan or design for the production of new or substantially improved products. When we have determined that technological feasibility for our software products is reached, costs related to the project are capitalized until such products are available for general release to customers as discussed in “Capitalized Software to be Sold, Leased or Otherwise Marketed” below.

Advertising Costs

Advertising costs consist of marketing, advertising through print and other media, professional event sponsorship and public relations. These costs are expensed as incurred. Advertising costs totaled $21.8 million, $23.3 million, and $20.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Acquisition-related Contingent Consideration

The fair value of acquisition-related contingent consideration is estimated at the acquisition date utilizing a probability weighted estimated cash flow stream adjusted for the expected timing of each payment. Subsequent to the acquisition date, on a quarterly basis, the contingent consideration liability is remeasured at current fair value with any changes recorded in earnings. Any remeasurement gain or loss and the accretion expense related to the increase in the net present value of the contingent liability are included in “Acquisition-related contingent consideration” on our Consolidated Statements of Comprehensive Income (Loss).

Income Taxes

Our income tax provision consists of federal, state and international income taxes. We generate income in a significant number of states located throughout the U.S. as well as foreign countries in which we conduct business. Our effective income tax rate may fluctuate due to a change in the mix of earnings between higher and lower state or country tax jurisdictions and the impact of non-deductible expenses. Additionally, we record deferred tax assets and liabilities using the asset and liability method of accounting which requires us to measure these assets and liabilities using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided to reduce such deferred tax assets to amounts more-likely-than-not to be ultimately realized.

Cash Equivalents and Short-Term Investments

Cash equivalents consist of highly liquid short-term investments, principally money market funds, commercial paper and certificates of deposit with maturities of three months or less at the time of purchase. In addition, we also may invest in short-term investments with maturities greater than three months, consisting primarily of certificates of deposit and treasury bills. Any short-term investments are classified as available-for-sale and carried at fair value, based on quoted market prices or other readily available market information. Unrealized gains and losses, net of taxes, are included in “Accumulated other comprehensive loss,” which is reflected as a separate component of stockholders’ equity. Gains on the sale of commercial paper or treasury bills are recognized when realized in our Consolidated Statements of Comprehensive Income (Loss). Losses are recognized as realized or when we have determined that an “other-than-temporary” decline in fair value has occurred. Gains and losses are determined using the specific identification method. There were no short-term investments at December 31, 2012 or 2011.

Restricted Cash

We classify cash that is restricted as to usage or withdrawal as restricted cash on our Consolidated Balance Sheets. Restricted cash is typically held in short-term interest-bearing accounts until disbursed. Restricted cash totaled $1.2 million and $10.2 million at December 31, 2012 and 2011, respectively.

Allowance for Doubtful Accounts and Unbilled Services

We maintain an allowance for doubtful accounts and unbilled services for estimated losses resulting from the inability of clients to pay our fees or for disputes that affect our ability to fully collect our billed accounts receivable, as well as potential fee reductions negotiated by clients or imposed by bankruptcy courts. Even if a bankruptcy court approves our services, the court has the discretion to require us to refund all or a portion of our fees due to the outcome of the case or a variety of other factors. We estimate the allowance for all receivable risks by reviewing the status of each matter and recording reserves based on our experience and knowledge of the particular client and historical collection patterns. However, our actual experience may vary significantly from our estimates. If the financial condition of our clients were to deteriorate, resulting in their inability or unwillingness to pay our fees, or bankruptcy courts require us to refund certain fees, we may need to record additional allowances or write-offs in future periods. This risk related to a client’s inability to pay is mitigated to the extent that we may receive retainers from some of our clients prior to performing services.

The provision for doubtful accounts and unbilled services is also adjusted after the related work has been billed to the client and we discover that full collectability is not reasonably assured. It is classified in “Selling, general and administrative expense” on the Consolidated Statements of Comprehensive Income (Loss) and totaled $14.2 million, $12.6 million, and $10.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. The provision for unbilled services is normally recorded prior to customer billing and is recorded as a reduction to revenues. This provision normally relates to fee adjustments, estimates of fee reductions that may be imposed by bankruptcy courts and other discretionary pricing adjustments.

Property and Equipment

We record property and equipment, including improvements that extend useful lives, at cost, while maintenance and repairs are charged to operations as incurred. We calculate depreciation using the straight-line method based on estimated useful lives ranging from three to seven years for furniture, equipment and internal use software. We amortize leasehold improvements over the shorter of the estimated useful life of the asset or the lease term. We capitalize costs incurred during the application development stage of computer software developed or obtained for internal use. Capitalized software developed for internal use is classified within furniture, equipment and software and is amortized over the estimated useful life of the software, which is generally three years.

Notes Receivable from Employees

Notes receivable due from employees principally include unsecured general recourse forgivable loans which are provided to attract and retain certain of our senior, highly-skilled professionals. Some or all of the principal amount and accrued interest of the loans we make to employees will be forgiven by us upon the passage of time, provided that the professional is an employee on the forgiveness date, and upon other specified events, such as death or disability. Professionals who terminate their employment with us prior to the end of the forgiveness period are required to repay the outstanding, unforgiven loan balance and any accrued but unforgiven interest, except, in most cases, if the termination was by the Company without cause or by the employee with good reason, or, subject to certain conditions, if the employee terminates his or her employment due to retirement or non-renewal of his or her employment agreement, the loan may be forgiven or continue to be forgivable, in whole or in part. We amortize forgivable loans to expense on a straight-line basis over their requisite service periods of one to ten years. The accrued interest is calculated based on the note’s effective interest rate and is recorded as interest income.

Goodwill and Other Intangible Assets

Goodwill represents the purchase price of acquired businesses in excess of the fair market value of net assets acquired. Other intangible assets include trade names, customer relationships, contract backlog, non-competition agreements and software.

We test our goodwill and other indefinite-lived intangible assets for impairment annually as of the first day of the fourth quarter or whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Factors we consider important that could trigger an interim impairment review include, but are not limited to, the following:

•	significant underperformance relative to expected historical or projected future operating results;

•	a significant change in the manner of our use of the acquired asset or the strategy for our overall business;

•	a significant market decline related to negative industry or economic trends; and/or

•	our market capitalization relative to net carrying value.

We assess our goodwill for impairment using a fair value approach at the reporting unit level. A reporting unit is an operating segment or a business one level below that operating segment if discrete financial information is available and regularly reviewed by the chief operating decision makers. When available and as appropriate, we use market multiples derived from a set of guideline companies and/or guideline transactions to establish fair value (market approaches). We may also estimate fair value using discounted cash flows (an income approach) or a combination of appropriately weighted income and market approaches.

Intangible assets with definite lives are amortized over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate an asset’s carrying value may not be recoverable. We amortize our acquired definite-lived intangible assets on a straight-line basis over periods ranging from 1 to 15 years.

During the fourth quarter of 2012, we recorded a non-deductible goodwill impairment charge of $110.4 million related to our Strategic Communications reporting unit. The impairment charge was non-cash in nature and did not affect the Company’s current liquidity, nor did it impact the debt covenants under the Company’s existing credit facility. See Note 13 “Goodwill and Other Intangible Assets” for information regarding the goodwill impairment charge.

Impairment of Long-Lived Assets

We review long-lived assets such as property and equipment and definite-lived intangible assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events or changes in circumstances may include a significant deterioration of operating results, changes in business plans, or changes in anticipated future cash flows. If an impairment indicator is present, we evaluate recoverability of assets to be held and used by a comparison of the carrying value of the assets to future undiscounted net cash flows expected to be generated by the assets. We group assets at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows generated by other asset groups. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset group, we estimate the fair value of the asset group to determine whether an impairment loss should be recognized. An impairment loss will be recognized for the difference between the fair value and carrying value of the asset group.

Debt Financing Fees

We amortize the costs we incur to obtain debt financing over the terms of the underlying obligations on a straight-line basis, which approximates the effective interest method. The amortization of debt financing costs is included in “Interest expense” in our Consolidated Statements of Comprehensive Income (Loss). Unamortized debt financing costs are classified within “Other assets” on our Consolidated Balance Sheets.

Capitalized Software to be Sold, Leased or Otherwise Marketed

We expense costs for software products that will be sold, leased or otherwise marketed until technological feasibility has been established. Thereafter, all software development costs are capitalized and subsequently reported at the lower of unamortized cost or net realizable value. Capitalized costs are amortized based on current and future revenue for each product with an annual minimum equal to the straight-line amortization over the remaining estimated economic life of the product. We classify software products to be sold, leased or otherwise marketed as noncurrent “Other assets” on our Consolidated Balance Sheets. Unamortized capitalized software costs were $12.7 million and $9.3 million at December 31, 2012 and 2011, respectively. Amortization of capitalized software costs was $3.7 million, $2.6 million, and $1.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Leases

We lease office space and equipment under non-cancelable operating leases. The leases normally provide for the payment of minimum annual rentals and may include scheduled rent increases. Some leases include provisions for renewal options of up to five years. Some of our leases for office space contain provisions whereby the future rental payments may be adjusted for increases in operating expenses above specified amounts.

We recognize rent expense under operating leases on a straight-line basis over the non-cancelable lease term. For leases with scheduled rent increases this treatment results in a deferred rent liability, which is classified within “Other liabilities” on the Consolidated Balance Sheets. Lease inducements such as tenant improvement allowances, cash inducements, and rent abatements are amortized on a straight-line basis over the life of the lease. Unamortized lease inducements are also included in deferred rent. Deferred rent at December 31, 2012 and 2011 totaled $40.3 million and $43.7 million, respectively.

Interest Rate Swaps

We sometimes use derivative instruments, consisting primarily of interest rate swap agreements, to manage our exposure to changes in the fair values or future cash flows of some of our long-term debt. We may enter into interest rate swap transactions with financial institutions acting as the counter-party. We do not use derivative instruments for trading or other speculative purposes. At December 31, 2012 and 2011, we were not a party to any derivative instruments.

Billings in Excess of Services Provided

Billings in excess of services provided represent amounts billed to clients, such as retainers, in advance of work being performed. Clients may make advance payments, which are held on deposit until completion of work or are applied at predetermined amounts or times. Excess payments are either applied to final billings or refunded to clients upon completion of work. Payments in excess of related accounts receivable and unbilled receivables are recorded as billings in excess of services provided within the liabilities section of our Consolidated Balance Sheets.

New Accounting Standards Not Yet Adopted	12 Months Ended
Dec. 31, 2012
New Accounting Standards Not Yet Adopted

2. New Accounting Standards Not Yet Adopted

In July 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2012-02, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite — Lived Intangible Assets for Impairment (“ASU 2012-02”). ASU 2012-02 permits an entity to make a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset, other than goodwill, is impaired. If the entity determines, on the basis of all relevant qualitative factors, that it is not more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, it will not be required to perform a quantitative impairment test for that asset. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of this ASU will not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-02 — Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. Under ASU 2013-02, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For other amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to the related footnotes that provide additional detail about those amounts. The Company is required to adopt this ASU for the interim period ending March 31, 2013. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income; accordingly, we do not expect the guidance to have a material effect on the Company’s consolidated financial statements.

Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Common Share

3. Earnings (Loss) Per Common Share

Basic earnings (loss) per common share are calculated by dividing net earnings (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings per common share adjust basic earnings per share for the effects of potentially dilutive common shares. Potentially dilutive common shares include the dilutive effects of shares issuable under our equity compensation plans, including stock options and restricted stock, and shares issuable upon conversion of our 3  3/4% senior subordinated convertible notes due 2012 (“Convertible Notes”) prior to their maturity on July 15, 2012 and payment in full on July 16, 2012 assuming the conversion premium was converted into common stock based on the average closing price per share of our stock during the period, each using the treasury stock method. Due to a net loss applicable to common shareholders for the year ended December 31, 2012, we excluded 1,263 potentially dilutive securities from the computation as their effect would be anti-dilutive.

	Year Ended December 31,
	2012	2011	2010
Numerator — basic and diluted
Net income (loss)	$(36,986)	$103,903	$65,984

Denominator
Weighted average number of common shares outstanding — basic	40,316	41,131	45,557
Effect of dilutive stock options	—	915	915
Effect of dilutive convertible notes	—	836	863
Effect of dilutive restricted shares	—	591	329

Weighted average number of common shares outstanding — diluted	40,316	43,473	47,664

Earnings (loss) per common share — basic	$(0.92)	$2.53	$1.45

Earnings (loss) per common share — diluted	$(0.92)	$2.39	$1.38

Antidilutive stock options and restricted shares	4,943	2,119	1,606

Special Charges	12 Months Ended
Dec. 31, 2012
Special Charges

4. Special Charges

During the year ended December 31, 2012, we recorded special charges totaling $29.6 million, of which $5.0 million was non-cash. The charges reflect actions we took to realign our workforce to address current business demands and global macro-economic conditions impacting our Forensic and Litigation Consulting, Strategic Communications and Technology segments, to address certain targeted practices within our Corporate Finance/Restructuring and Economic Consulting segments, and to reduce excess real estate capacity. These actions include the termination of 116 employees, the consolidation of leased office space within nine office locations and certain other actions. The special charges consisted of:

•

$18.4 million of salary continuance and other contractual employee related costs, including loan forgiveness and accelerated recognition of compensation cost of share-based awards, associated with the reduction in workforce of 116 employees; and

•	$11.2 million of expense associated with lease costs related to the consolidation of leased office space in nine office locations.

During the year ended December 31, 2011, we recorded special charges of $15.2 million, of which $4.8 million was non-cash. The charges reflect actions we took to reduce overhead in connection with the realignment of certain senior management on a global basis and to align our workforce with expected market trends, primarily in our Corporate Finance/Restructuring segment.

During the year ended December 31, 2010, we recorded special charges of $51.1 million, of which $31.4 million was non-cash. The non-cash charges primarily included trade name impairment charges related to our global FTI Consulting branding strategy and other strategic branding decisions. The remaining charges related to a realignment of our workforce and a consolidation of four office locations. The charges reflect actions we took to support our corporate positioning, as well as actions taken to better align capacity with expected demand, to eliminate certain redundancies resulting from acquisitions and to provide for appropriate levels of administrative support.

The following table details the special charges by segment:

	For the years ended December 31,
	2012	2011	2010
Corporate Finance/Restructuring	$11,332	$9,440	$8,561
Forensic and Litigation Consulting	8,276	839	6,196
Economic Consulting	991	2,093	6,667
Technology	3,114	—	15,913
Strategic Communications	4,712	—	9,044

	28,425	12,372	46,381
Unallocated Corporate	1,132	2,840	4,750

Total	$29,557	$15,212	$51,131

The total cash outflow associated with the 2012 special charges is expected to be $24.3 million, of which $9.3 million has been paid as of December 31, 2012. $6.9 million is expected to be paid in 2013, $2.6 million is expected to be paid in 2014, $1.2 million is expected to be paid in 2015, and the remaining balance of $4.3 million related to lease costs will be paid from 2016 to 2025. In addition, the remaining liability of $0.2 million related to the 2011 and 2010 special charges is expected to be paid during 2013. A liability for the current and noncurrent portions of the amounts has been included in “Accounts payable, accrued expenses and other” and “Other liabilities,” respectively, on the Consolidated Balance Sheets. Activity related to the liability for these costs for the years ended December 31, 2012 and 2011 is as follows:

	Employee Termination Costs	Lease Termination Costs	Total
Balance December 31, 2010	$1,920	$2,762	$4,682
Additions	10,370	—	10,370
Payments	(7,388)	(2,646)	(10,034)
Foreign currency translation adjustment and other	(144)	(116)	(260)

Balance December 31, 2011	4,758	—	4,758

Additions	14,276	10,274	24,550
Payments	(11,803)	(1,757)	(13,560)
Foreign currency translation adjustment and other	(535)	—	(535)

Balance December 31, 2012	$6,696	$8,517	$15,213

Interest Income and Other	12 Months Ended
Dec. 31, 2012
Interest Income and Other

5. Interest Income and Other

The table below presents the components of “Interest income and other” as shown on the Consolidated Statements of Comprehensive Income (Loss).

	Year Ended December 31,
	2012	2011	2010
Interest income	$6,350	$6,200	$5,442
Foreign exchange transaction gains (losses), net	250	(560)	(542)
Other	(941)	664	(477)

Interest income and other	$5,659	$6,304	$4,423

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

6. Share-Based Compensation

Share-Based Incentive Compensation Plans

The FTI Consulting, Inc. 2004 Long-Term Incentive Plan (“2004 Plan”) authorizes common stock for stock options, stock appreciation rights, restricted or unrestricted shares, performance awards or other share-based or cash–based awards to our officers, employees, non-employee directors and individual service providers, subject to the discretion of the administrator to make awards. We are authorized to issue up to 3,000,000 shares of common stock under the 2004 Plan, of which no more than 600,000 shares of common stock may be issued in the form of restricted or unrestricted shares or other share-based awards. At December 31, 2012, there are 17,107 shares of common stock available for grant under our 2004 Plan, all of which may be granted as share-based awards.

The FTI Consulting, Inc. 2006 Global Long-Term Incentive Plan (“2006 Plan”) authorizes common stock for stock options, stock appreciation rights, restricted or unrestricted shares, performance awards or other share-based or cash-based awards to our officers, employees, non-employee directors and individual service providers, subject to the discretion of the administrator to make awards. We are authorized to issue up to 3,500,000 shares of common stock under the 2006 Plan, of which no more than 1,100,000 shares of common stock may be issued in the form of restricted or unrestricted shares or other share-based awards. At December 31, 2012, 182,688 shares of common stock were available for grant under our 2006 Plan, of which 62,810 shares may be granted as share-based awards.

The amendment and restatement of the FTI Consulting, Inc. Deferred Compensation Plan for Key Employees and Non-Employee Directors, as previously amended (the “Deferred Compensation Plan”), (renamed the FTI Consulting, Inc. 2009 Omnibus Incentive Compensation Plan (“2009 Omnibus Plan,” and together with the 2004 Plan and the 2006 Plan, the “Equity Compensation Plans”)), was approved by the stockholders of FTI Consulting on June 3, 2009 and was amended and restated as of June 2, 2010. The 2009 Omnibus Plan authorizes common stock for stock options, stock appreciation rights, restricted or unrestricted shares, performance awards or other share-based or cash-based awards to our officers, employees, non-employee directors and individual service providers, subject to the discretion of the administrator to make awards. The 2009 Omnibus Plan also authorizes common stock in connection with the issuance of deferred stock units or deferred restricted stock units on account of certain eligible compensation electively deferred by our non-employee directors and certain key employees (excluding executive officers of FTI Consulting). We are authorized to issue up to 6,000,000 shares of common stock under the 2009 Omnibus Plan, of which no more than 5,400,000 shares of common stock may be issued in the form of restricted or unrestricted shares or other share-based awards. At December 31, 2012, 1,501,210 shares of common stock were available for grant under our 2009 Omnibus Plan, all of which may be granted as share-based awards.

Options have been granted to employees with exercise prices not less than the market value of our common stock on the grant date and expire ten years subsequent to award. Vesting provisions for individual awards are established at the grant date at the discretion of the administrator of the applicable plan, which currently is the compensation committee of our board of directors. Options and restricted shares granted under our Equity Compensation Plans typically vest over three to six years and are generally contingent on continued employment. Some stock options and restricted stock and other stock-based awards vest upon the earlier of the achievement of a service condition or a performance condition. Our Equity Compensation Plans generally provide for accelerated vesting if there is a change in control, as defined in the applicable plan. The employment agreements and award agreements with executive officers and other employees may provide for accelerated vesting or continued vesting, subject to certain conditions, on other termination events, such as death, disability, termination without good cause, termination by the employee with good reason, retirement or non-renewal of the employment agreement. We issue new shares of our common stock whenever stock options are exercised or share awards are granted. Shares of common stock under the 2009 Omnibus Plan will also be issued on account of deferred stock units and deferred restricted stock units upon an event of separation from service or an elected payment date pursuant to Section 409A of the Internal Revenue Code of 1986, as amended, and the plan (“Code Section 409A”).

Periodically, we award equity to employees upon employment or in connection with performance evaluations. The fair market value of restricted shares on the date of issuance is charged to compensation expense ratably over the remaining service period as the restrictions lapse. The fair market value of unrestricted shares on the date of issuance is immediately charged to compensation expense.

Cash-based stock appreciation rights or other cash-based awards under the Equity Compensation Plans may be awarded by the administrator to employees. For the years ended December 31, 2012 and 2011, respectively, a total of 5,668 and 63,000 cash-based awards were made to employees in certain foreign countries. At December 31, 2012, there was $0.6 million of unrecognized compensation cost related to unvested cash-based awards. These grants do not result in the issuance of common stock and are considered de minimis.

Share-Based Compensation Expense

The table below reflects the total share-based compensation expense recognized in our Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
Income Statement Classification	Options (a)	Restricted Shares (b)(c)	Options (a)	Restricted Shares(b)	Options	Restricted Shares(b)
Direct cost of revenues	$6,012	$10,000	$10,436	$14,382	$8,771	$13,659
Selling, general and administrative expense	1,836	10,347	2,649	9,052	2,154	8,732
Special charges (d)	584	230	534	299	714	1,216

Share-based compensation expense before income taxes	8,432	20,577	13,619	23,733	11,639	23,607
Income tax benefit	3,104	6,870	5,014	8,749	4,201	8,466

Share-based compensation, net of income taxes	$5,328	$13,707	$8,605	$14,984	$7,438	$15,141

(a)	Includes options and cash-settled stock appreciation rights.
(b)	Includes restricted share awards and deferred restricted share units and performance and market condition restricted share units.
(c)	Includes cash-settled restricted stock units.
(d)	Relates to accelerated recognition of compensation cost of share-based awards (See Note 4 to the Consolidated Financial Statements for information related to the special charges).

Stock Options

We use the Black-Scholes option-pricing model to value our option grants using the assumptions in the following table:

	Year Ended December 31,
	2012	2011	2010
Assumptions
Risk-free interest rate	0.54% –1.11%	0.88% – 2.58%	1.55% – 2.96%
Dividend yield	0%	0%	0%
Expected term	4 – 6 years	5 – 6 years	5 – 6 years
Stock price volatility	37.94% – 40.04%	39.23% – 40.82%	38.27% – 42.06%

The following table summarizes the option activity under our Equity Compensation Plans as of and for the year ended December 31, 2012. The aggregate intrinsic value in the table below represents the total pre-tax intrinsic value (the difference between the closing price of our common stock on the last trading day of 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. The aggregate intrinsic value changes based on fluctuations in the fair market value per share of our common stock.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding, December 31, 2011	5,171	$34.84
Options granted during the period:
Exercise Price = fair market value	640	$35.60
Options exercised	(329)	$24.22
Options forfeited	(276)	$35.19

Options outstanding, December 31, 2012	5,206	$35.58	5.6 years	$15,674

Options exercisable, December 31, 2012	2,953	$33.79	4.3 years	$13,282

Cash received from option exercises for the years ended December 31, 2012, 2011 and 2010 was $7.9 million, $15.6 million and $10.3 million, respectively. The actual tax benefit realized from stock options exercised totaled $1.4 million, $3.6 million and $2.0 million, respectively, for the years ended December 31, 2012, 2011 and 2010.

The intrinsic value of stock options exercised is the amount by which the market value of our common stock on the exercise date exceeds the exercise price. The total intrinsic value of stock options exercised for the years ended December 31, 2012, 2011 and 2010 was $3.1 million, $10.3 million and $6.0 million, respectively.

The table below reflects the weighted-average grant date fair value per share of stock options and restricted shares and stock units awarded during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Weighted average fair value of grants
Stock options:
Grant price = fair market value	$12.99	$13.68	$15.93
Restricted shares	$36.55	$37.45	$38.84

Following is a summary of the status of stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price Range	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Shares	Weighted- Average Exercise Price
$14.50 – $26.68	1,050	$24.10	3.3 years	1,005	$23.99
$26.73 – $28.82	1,048	$27.90	3.6 years	759	$27.83
$28.86 – $37.23	1,136	$33.93	7.3 years	336	$33.47
$37.39 – $42.35	1,078	$39.45	7.8 years	278	$39.07
$43.13 – $70.55	894	$55.50	5.8 years	575	$56.41

	5,206			2,953

As of December 31, 2012, there was $16.9 million of unrecognized compensation cost related to unvested stock options. That cost is expected to be recognized ratably over a weighted-average period of 2.9 years.

Share Awards

A summary of our unvested restricted stock-based activity during the year ended December 31, 2012 is presented below. The fair value of unvested restricted stock-based awards is determined based on the closing market price per share of our common stock on the grant date.

	Shares	Weighted- Average Grant- Date Fair Value
Unvested restricted stock-based awards outstanding, December 31, 2011	1,261	$38.54
Restricted stock-based awards granted	583	$36.80
Restricted stock-based awards vested	(478)	$38.08
Restricted stock-based awards forfeited	(54)	$50.28

Unvested restricted stock-based awards outstanding, December 31, 2012	1,312	$37.43

As of December 31, 2012, there was $25.4 million of unrecognized compensation cost related to unvested restricted stock-based awards. That cost is expected to be recognized ratably over a weighted-average period of 2.9 years. The total fair value of restricted stock-based awards that vested during the years ended December 31, 2012, 2011 and 2010 was $16.9 million, $14.0 million, and $12.6 million, respectively.

Deferred Restricted Stock Units

Deferred stock units and deferred restricted stock units (collectively, “Restricted Stock Units”) under the deferred compensation provisions of the 2009 Omnibus Plan may be granted to certain key employees and to non-employee directors who elect to defer their annual retainer payment and/or annual equity payment, payable on the date of our annual stockholders meeting each year. Each Restricted Stock Unit is equivalent to one share of FTI Consulting common stock. The Restricted Stock Units granted to key employees who elect to defer a portion of their annual bonus payment under the eligible bonus plan are immediately vested upon issuance and are settled in common stock with the participants at either their date of separation from service or the individual’s elected payment date pursuant Code Section 409A. Restricted Stock Units issued to non-employee directors on account of the director’s annual equity payment vest on the first anniversary of the grant date, provided that the non-employee director is serving in that capacity on the applicable vesting date, subject to accelerated vesting rights on the event of (i) the director’s cessation of service due to the Board’s failure to nominate such individual as a director, (ii) the director’s decision not to stand for re-election or to voluntarily resign, or (iii) our stockholders not reelecting him or her as a director. Restricted Stock Units issued to non-employee directors on account of their annual retainer payments are not subject to any time-based vesting conditions. Restricted Stock Units scheduled to vest in a year in which the director is not nominated for election or a director is not elected by stockholders will vest and not be forfeited. Upon a separation from service event or an elected payment date pursuant to Code Section 409A, such non-employee director will receive one share of common stock for each Restricted Stock Units credited to his or her account on the books of the Company.

A summary of our Restricted Stock Units activity during the year ended December 31, 2012 is presented below. The aggregate intrinsic value in the table below represents the total pre-tax intrinsic value based on the closing price of our common stock on the last trading day of 2012. The fair value of Restricted Stock Units is determined based on the closing market price per share of our common stock on the grant date.

	Shares	Weighted- Average Grant- Date Fair Value	Intrinsic Value
Restricted Stock Units outstanding, December 31, 2011	781	$39.66
Restricted Stock Units granted	202	$35.84
Restricted Stock Units released	(91)	$40.96
Restricted Stock Units forfeited	(17)	$37.64

Restricted Stock Units outstanding, December 31, 2012	875	$38.18	$28,887

The intrinsic value of Restricted Stock Units released reflects the market value of our common stock on the date of release. The total intrinsic value of Restricted Stock Units released was $3.5 million, $1.7 million and $1.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, there was $3.4 million of unrecognized compensation cost related to unvested Restricted Stock Units. That cost is expected to be recognized ratably over a weighted-average period of 2.0 years. The total fair value of Restricted Stock Units that vested during the years ended December 31, 2012, 2011 and 2010 was $4.0 million, $5.3 million, and $7.0 million, respectively.

Research and Development Costs	12 Months Ended
Dec. 31, 2012
Research and Development Costs

7. Research and Development Costs

Research and development costs related to software development totaled $20.2 million, $23.7 million, and $25.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. Research and development costs are included in “Selling, general and administrative expense” on the Consolidated Statements of Comprehensive Income (Loss).

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

8. Acquisitions

In certain business combinations consummated prior to January 1, 2009, a portion of our purchase price is in the form of contingent consideration. The contingent consideration represents the difference between the seller’s and our perceived values of the business based upon our respective future performance estimates at the time of acquisition. The use of contingent consideration allows the buyer to shift some of the valuation risk, inherent at the time of acquisition, to the seller based upon the outcome of future financial targets that the seller contemplates in its valuation. Contingent consideration is payable annually if agreed upon performance targets are met and is generally subject to a maximum amount within a specified time period. Contingent consideration related to acquisitions consummated prior to January 1, 2009 is recorded as additional purchase price with the adjustment recorded as an increase to goodwill if the contingency is satisfied. Additional consideration related to businesses acquired prior to January 1, 2009 that was recorded as an adjustment to goodwill was $18.6 million and $27.3 million for the years ended December 31, 2012 and 2011, respectively.

Certain acquisition related restricted stock agreements entered into prior to January 1, 2009 contained stock price guarantees that may result in cash payments in the future if our share price falls below a specified per share market value on the date that the applicable stock restrictions lapse (the “determination date”). For those acquisitions, the future settlement of any contingency related to our common stock price will be recorded as a reduction to additional paid-in capital. During 2012, we paid $4.2 million in cash in relation to the stock price guarantees on certain shares of common stock that became unrestricted, which was recorded as a reduction to additional paid-in capital. Our remaining common stock price guarantees have stock floor prices that range from $54.33 to $69.48 per share and have determination dates through 2013.

2012 Acquisitions

In December 2012, we completed an acquisition in the United States for our Corporate Finance/Restructuring segment. The purchase price includes initial consideration with a value of $10.0 million plus acquisition-related contingent consideration, which is payable annually through December 31, 2017 if the acquired business meets certain performance measures, and is subject to an approximate $15 million aggregate cap. We are currently evaluating the fair values of the consideration transferred, assets acquired and liabilities assumed.

In October 2012, we completed an acquisition in Australia for our Corporate Finance/Restructuring segment. The purchase price includes initial consideration with a value of $25.4 million plus acquisition-related contingent consideration, which is payable annually through December 31, 2017 if the acquired business meets certain performance measures, and is subject to an approximate $16 million aggregate cap. We are currently evaluating the fair values of the consideration transferred, assets acquired and liabilities assumed.

In March 2012, we completed an acquisition in the United States for our Corporate Finance/Restructuring segment. The acquisition price of $3.1 million consisted of $2.0 million in cash and contingent consideration with an estimated fair value of $1.1 million. The fair value of the acquisition related contingent consideration is recorded in “Other liabilities” on the Consolidated Balance Sheets.

For acquisitions completed during 2012, as part of the preliminary purchase price allocations, we recorded $6.5 million in identifiable intangible assets and $31.6 million in goodwill. Pro forma results of operations have not been presented because these acquisitions were not material in relation to our consolidated financial position or results of operations for the periods presented.

2011 Acquisitions

In March 2011, we completed acquisitions of certain business operations of LECG Corporation in Europe, the United States and Latin America with services relating to those provided through our Economic Consulting, Forensic and Litigation Consulting, and Corporate Finance/Restructuring segments. The acquisition-date fair value of the total consideration transferred is approximately $30.0 million, which consisted of $27.1 million of cash paid at the closings of these acquisitions, a portion of which is subject to certain working capital and other adjustments, and contingent consideration with an estimated fair value of $2.9 million. As part of the purchase price allocation, we recorded an aggregate of $24.2 million of accounts receivable, $6.3 million of identifiable intangible assets, $20.6 million of assumed liabilities and $14.8 million of goodwill. The identifiable intangible assets consisted of customer relationships with a weighted average amortization period of 12.4 years. Aggregate acquisition-related costs of approximately $1.5 million have been recognized in earnings in 2011. Pro forma results of operations have not been presented because the acquisitions were not material in relation to our consolidated financial position or results of operations for the periods presented.

2010 Acquisitions

During the third quarter of 2010, we acquired FS Asia Advisory Limited (formerly Ferrier Hodgson Hong Kong Group) with operations in Hong Kong and other non-U.S. jurisdictions for our Corporate Finance/Restructuring segment. The initial acquisition price of $86.4 million consisted of approximately $20.2 million in cash paid at closing, $8.6 million in cash held in escrow, $35.0 million in loan notes to selling shareholders, $3.8 million cash payable in the first quarter of 2011, $0.6 million reimbursement of seller expenses and contingent consideration with an estimated fair value of $18.2 million. The cash held in escrow is recorded as “Restricted cash” as of December 31, 2011 and the contingent consideration is recorded as “Accounts payable, accrued expenses and other” or “Other liabilities” on the Consolidated Balance Sheets based on the expected timing of the payments. During the second quarter of 2012, the cash held in escrow was settled between the Company and the sellers as a result of the final determination of the acquired working capital balance. The contingent consideration will become payable annually at December 31 of 2010 through 2015 if the acquired business achieves certain annual and cumulative financial performance measures based on EBITDA, and is subject to a $37.1 million cap. The accretion of the contingent consideration to the expected cash payments is included within “Acquisition-related contingent consideration” in the Consolidated Statements of Comprehensive Income (Loss).

As part of the purchase price allocation, we recorded $6.9 million of identifiable intangible assets and $47.2 million of goodwill. Pro forma results of operations have not been presented because the acquisition was not material in relation to our consolidated financial position or results of operations for the periods presented.

During the second quarter of 2010, we acquired Baker Tilly Hong Kong Business Recovery Ltd. with operations in Hong Kong for our Forensic and Litigation Consulting segment. The acquisition price of $2.8 million consisted of $2.3 million in cash paid at closing and contingent consideration with an estimated fair value of $0.5 million payable at December 31, 2010. As part of the purchase price allocation, we recorded $0.2 million in identifiable intangible assets and $2.6 million in goodwill. Pro forma results of operations have not been presented because the acquisition was not material in relation to our consolidated financial position or results of operations for the periods presented.

For acquisitions completed during 2010, the aggregate amount of purchase price assigned to intangible assets other than goodwill consisted of customer relationships with a fair value of $5.8 million and a weighted average amortization period of five years and non-competition agreements with a fair value of $1.3 million and a weighted average amortization period of six years.

Concentrations of Risk	12 Months Ended
Dec. 31, 2012
Concentrations of Risk

9. Concentrations of Risk

We derive the majority of our revenues from providing professional services to clients in the U.S. For the year ended December 31, 2012, we derived approximately 26% of our revenues from non-U.S. sources. We believe that the geographic and industry diversity of our customer base throughout the U.S. and internationally minimizes the risk of incurring material losses due to concentrations of credit risk. We do not have a single customer that represents ten percent or more of our consolidated revenues.

Balance Sheet Details	12 Months Ended
Dec. 31, 2012
Balance Sheet Details

10. Balance Sheet Details

	December 31,
	2012	2011
Prepaid expenses and other current assets
Prepaid expenses	$27,647	$22,566
Other current assets	8,701	7,882
Income tax receivable	14,003	10,081

	$50,351	$40,529

Accounts payable, accrued expenses and other
Accounts payable	$10,139	$14,327
Accrued expenses	44,424	41,474
Accrued contingent consideration	8,201	21,578
Accrued interest payable	9,048	14,369
Accrued taxes payable	11,114	14,950
Other current liabilities	15,183	26,075

	$98,109	$132,773

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments

11. Financial Instruments

Derivative Financial Instruments

From time to time, we hedge the cash flows and fair values of some of our long-term debt using interest rate swaps. We enter into these derivative contracts to manage our exposure to interest rate changes by achieving a desired proportion of fixed rate versus variable rate debt.

Accordingly, to achieve the desired mix of fixed and floating interest rate debt, we entered into four interest rate swap agreements in March 2011, which we designated as fair value hedges of changes in the fair value of our 7 3/4% senior notes due 2016, (“2016 Notes”). Under the terms of the interest rate swaps, we received interest on the $215.0 million notional amount at a fixed rate of 7 3/4% and paid a variable rate of interest, which varied between 5.43% and 5.56% for the year ended December 31, 2011. The variable rate was based on the London Interbank Offered Rate (“LIBOR”) as the benchmark interest rate. The maturity, payment dates and other critical terms of these swaps exactly matched those of the hedged 2016 Notes. These interest rate swaps qualified for hedge accounting using the short-cut method under ASC 815-20-25, Derivatives and Hedging, which assumes no hedge ineffectiveness. As a result, the changes in the fair value of the interest rate swaps and the changes in fair value of the hedged debt were assumed to be equal and offsetting. For the year ended December 31, 2011, the impact of effectively converting the interest rate of $215.0 million of our senior notes from fixed rate to variable rate decreased interest expense by $3.6 million.

On December 16, 2011, we negotiated the right to terminate the interest rate swap agreements. Upon termination of these interest rate swaps we received cash proceeds of approximately $6.6 million, including $1.0 million of accrued interest. The net proceeds of $5.6 million was recorded in “Long-term debt and capital lease obligations” on the Consolidated Balance Sheets at December 31, 2011 and was being amortized as a reduction to interest expense over the remaining term of the 2016 Notes, which resulted in an effective interest rate of 7.1% per annum.

During the year ended December 31, 2012, we amortized $1.0 million of the deferred gain as a reduction of interest expense, which is included within “Interest income and other” on the Consolidated Statements of Comprehensive Income (Loss). The remaining balance of $4.6 million was recognized upon the purchase and redemption of all our outstanding 2016 Notes and is included within “Loss on early extinguishment of debt” on the Consolidated Statements of Comprehensive Income (Loss). See Note 14 to the Consolidated Financial Statements for information on the purchase and redemption of the 2016 Notes. At December 31, 2011 and 2012, there were no derivative instruments designated as fair value hedges.

Fair Value of Financial Instruments

We consider the recorded value of certain of our financial assets and liabilities, which consist primarily of cash equivalents, accounts receivable and accounts payable, to approximate the fair value of the respective assets and liabilities at December 31, 2012 and 2011, based on the short-term nature of the assets and liabilities. We determine the fair value of our long-term debt primarily based on quoted market prices for our 6 3/4% Senior Notes Due 2020, (“2020 Notes”), 6.0% Senior Notes Due 2022, (“2022 Notes”), at December 31, 2012 and our 2016, 2020, and the 3 3/4% convertible senior subordinated notes due 2012, (“Convertible Notes”) at December 31, 2011. The fair value of our long-term debt is classified within Level 2 of the fair value hierarchy, because it is traded in less active markets. Our Convertible Notes matured on July 15, 2012 and were paid in full on July 16, 2012.

The following table presents the carrying amounts and estimated fair values of our other financial instruments at December 31, 2012 and 2011:

	December 31,
	2012		2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Liabilities:
Acquisition-related contingent consideration, including current portion (a)	$16,426	$16,426	$14,990	$14,990
Long-term debt, including current portion (b)	723,000	762,000	814,885	882,277

Total	$739,426	$778,426	$829,875	$897,267

(a)	The short-term portion is included in “Accounts payable, accrued expenses and other.” The long-term portion is included in “Other liabilities.”
(b)	At December 31, 2011, the carrying amount includes the equity component of Convertible Notes recorded in “Additional paid-in capital” of $18 million.

For business combinations consummated on or after January 1, 2009, we estimate the fair value of acquisition-related contingent consideration using a probability-weighted discounted cash flow model. This fair value measure is based on significant inputs not observed in the market and thus represents a Level 3 measurement. Fair value measurements characterized within Level 3 of the fair value hierarchy are measured based on unobservable inputs that are supported by little or no market activity and reflect our own assumptions in measuring fair value.

The significant unobservable inputs used in the fair value measurements of our acquisition-related contingent consideration are our measures of the future profitability and related cash flows and discount rates. Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumptions used for the discount rates is accompanied by a directionally opposite change in the fair value measurement and a change in the assumptions used for the future cash flows is accompanied by a directionally similar change in the fair value measurement. The fair value of the contingent consideration is reassessed on a quarterly basis by the Company based on a collaborative effort of the Company’s operations, finance and accounting groups based on additional information as it becomes available. Any change in the fair value adjustment is recorded in the earnings of that period.

During the years ended December 31, 2012 and 2011, management determined that the fair value of the acquisition-related contingent consideration liability had declined. This remeasurement of the contingent consideration was based on management’s probability-adjusted present value of the consideration expected to be transferred during the remainder of the earnout period, based on the acquired operations’ forecasted results. The resulting reduction in the liability during the years ended December 31, 2012 and 2011, of $5.2 million and $10 million respectively, is recorded as income and is included within “Acquisition-related contingent consideration” in the Consolidated Statements of Comprehensive Income (Loss).

Accretion expense for acquisition-related contingent consideration totaled $2.2 million, $3.5 million and $1.2 million for years ended December 31, 2012, 2011 and 2010, respectively, and is included within “Acquisition-related contingent consideration” in the Consolidated Statements of Comprehensive Income (Loss).

The following table represents the change in the acquisition-related contingent consideration liability during the years ended December 31, 2012 and 2011:

	December 31,
	2012	2011
Beginning balance	$14,990	$19,864
Acquisition date fair value measurement	8,171	2,900
Adjustments to fair value recorded in earnings (a)	(3,064)	(6,465)
Payments	(1,287)	(1,217)
Elimination of contingency (b)	(2,534)	—
Unrealized gains related to currency translation in other comprehensive income	150	(92)

Ending balance	$16,426	$14,990

(a)

Adjustments to fair value related to accretion expense and remeasurement of contingent consideration are recorded in “Acquisition-related contingent consideration” on the Consolidated Statements of Comprehensive Income (Loss).

(b)

During the year ended December 31, 2012, we fixed an acquisition-related contingent consideration liability in the amount of $2.5 million. The non-contingent consideration liability is no longer required to be remeasured to fair value and, accordingly, is not classified as a Level 3 measurement.

The following table presents financial assets and liabilities measured at fair value:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
As of December 31, 2012
Liabilities:
Acquisition-related contingent consideration, including current portion	$—	$—	$16,426	$16,426
As of December 31, 2011
Liabilities:
Acquisition-related contingent consideration, including current portion	$—	$—	$14,990	$14,990

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

12. Property and Equipment

Property and equipment consist of the following:

	December 31,
	2012	2011
Leasehold improvements	$62,906	$56,504
Construction in progress	2,883	3,472
Furniture and equipment	34,781	33,661
Computer equipment and software	92,563	85,962

	193,133	179,599
Accumulated depreciation and amortization	(124,941)	(105,151)

Property and equipment, net	$68,192	$74,448

Depreciation expense totaled $30.2 million, $26.0 million and $29.6 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets

13. Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill by reportable segment are as follows:

	Corporate Finance/ Restructuring	Forensic and Litigation Consulting	Economic Consulting	Technology	Strategic Communications	Total
Balance December 31, 2010	$434,439	$197,234	$202,689	$117,960	$317,125	$1,269,447
Goodwill acquired during the year	2,054	760	11,749	—	—	14,563
Contingent consideration (a)	—	499	15,512	—	11,326	27,337
Foreign currency translation adjustment and other	(450)	(446)	(463)	(2)	(628)	(1,989)

Balance December 31, 2011	$436,043	$198,047	$229,487	$117,958	$327,823	$1,309,358

Goodwill acquired during the year	31,644	—	—	—	—	31,644
Contingent consideration (a)	905	23	17,708	—	—	18,636
Goodwill impairment					(110,387)	(110,387)
Foreign currency translation adjustment and other	458	887	523	77	8,839	10,784

Balance December 31, 2012	$469,050	$198,957	$247,718	$118,035	$226,275	$1,260,035

(a)	Contingent consideration related to business combinations consummated prior to January 1, 2009.

For the 2012 annual goodwill impairment test performed as of October 1, 2012, we utilized the quantitative test for all our reporting units. The fair values of the Corporate Finance/Restructuring, Forensic and Litigation Consulting, Economic Consulting and Technology reporting units were estimated using a market approach while the fair value of the Strategic Communications reporting unit was estimated using a combination of appropriately weighted income and market approaches. The cash flows employed in the income approach are based on our most recent budgets, forecasts and business plans developed in the fourth quarter, as well as various growth rate assumptions for years beyond the current business plan period, discounted using an estimated WACC. Our discount rate assumptions are based on an assessment of the risk inherent in the future revenue streams and cash flows and our WACC. The risk adjusted discount rate used represents the estimated WACC for our reporting units. The WACC is comprised of (1) a risk free rate of return, (2) an equity risk premium that is based on the rate of return on equity of publicly traded companies with business characteristics comparable to our reporting units, (3) the current after-tax market rate of return on debt of companies with business characteristics similar to our reporting units, each weighted by the relative market value percentages of our equity and debt, and (4) an appropriate size premium.

The results of the Step 1 goodwill impairment analysis indicated that the estimated fair value of our Strategic Communications reporting unit was less than its carrying value while the estimated fair values of our Corporate Finance/Restructuring, Forensic and Litigation Consulting, Economic Consulting and Technology reporting units significantly exceeded their respective carrying values. The Strategic Communications reporting unit fair value was unfavorably impacted by a combination of lower current and projected cash flows. Because our Strategic Communications reporting unit’s fair value estimate was lower than its carrying value, we applied the second step of the goodwill impairment test.

The second step of the goodwill impairment analysis indicated that the carrying values of the goodwill associated with the Strategic Communications reporting unit exceeded its implied fair value, resulting in a $110.4 million non-deductible goodwill impairment charge. The impairment charge was non-cash in nature and did not affect the Company’s current liquidity, nor did it impact the debt covenants under the Company’s existing credit facility.

Other intangible assets with finite lives are amortized over their estimated useful lives. We recorded amortization expense of $22.6 million, $22.4 million, and $23.9 million during the years ended December 31, 2012, 2011 and 2010, respectively. Based solely on the amortizable intangible assets recorded at December 31, 2012, we estimate amortization expense to be $21.3 million in 2013, $12.8 million in 2014, $11.8 million in 2015, $10.2 million in 2016, $9.5 million in 2017 and an aggregate of $33.0 million in years after 2017. Actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible asset acquisitions, changes in useful lives or other relevant factors or changes.

	Useful Life in Years	December 31, 2012		December 31, 2011
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets
Customer relationships	1 to 15	$151,990	$64,095	$144,696	$49,381
Non-competition agreements	1 to 10	15,184	11,158	14,601	8,965
Software	2 to 10	33,979	27,424	33,549	21,211
Tradenames	2	180	75	—	—

		201,333	102,752	192,846	79,557
Unamortized intangible assets
Tradenames	Indefinite	5,600	—	5,600	—

		$206,933	$102,752	$198,446	$79,557

During the fourth quarter of 2010, we made a strategic decision to discontinue the use of most of our acquired trade and product names. These names were recorded in connection with acquisitions in prior years, certain of which were not being amortized as the estimated useful life had been considered indefinite. The decision to discontinue using these names was primarily based on the Company’s implementation of a global branding strategy as well as other strategic branding decisions. These decisions represented a change in circumstance indicating that the assets’ carrying values might not be recoverable and, as a result, we evaluated the assets for impairment. Based on this assessment, we recorded non-cash impairment charges and accelerated amortization of $23.8 million, representing the carrying amount of the affected trade and product names. These charges are included within “Special charges” in the Consolidated Statements of Comprehensive Income (Loss).

Long-Term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Long-Term Debt and Capital Lease Obligations

14. Long-Term Debt and Capital Lease Obligations

	December 31,
	2012	2011
7 3/4% senior notes due 2016 (a)	—	220,555
6 3/4% senior notes due 2020	400,000	400,000
6.0% senior notes due 2022	300,000	—
3 3/4% convertible senior subordinated notes due 2012 (b)	—	146,867
Notes payable to former shareholders of acquired businesses	23,000	29,445

Total debt	723,000	796,867
Less current portion	6,000	153,312

Long-term debt, net of current portion	717,000	643,555

Total capital lease obligations	45	94
Less current portion	21	70

Capital lease obligations, net of current portion	24	24

Long-term debt and capital lease obligations, net of current portion	$717,024	$643,579

(a)	Balance at December 31, 2011 includes $215.0 million principal amount of our 2016 Notes plus unamortized deferred gain of $5.6 million.
(b)	Balance at December 31, 2011 includes $149.9 million principal amount of Convertible Notes net of discount of $3.1 million.

Issuance of 6.0 % Senior Notes Due 2022. On November 27, 2012, we completed the private offering of $300.0 million aggregate principal amount of 6.0% Senior Notes due 2022. The 2022 Notes were issued at a price of 100% of their principal amount. The 2022 Notes and related guarantees were offered only to qualified institutional buyers in reliance on the exemption from registration set forth in Rule 144A under the Securities Act, and outside the United States to non-U.S. persons in reliance on the exemption from registration set forth in Regulation S under the Securities Act. The 2022 Notes and the related guarantees have not been registered under the Securities Act, or the securities laws of any state or other jurisdiction. The net proceeds from the issuance of the 2022 Notes were $292.6 million after deducting debt issuance costs. The net proceeds were used to fund the purchase of our 7 3/4% senior notes due 2016, or 2016 Notes, in a concurrent tender offer as described below. In addition, we used approximately $75.3 million of the net proceeds to repay outstanding principal and accrued interest under our senior bank revolving credit facility that was replaced by the senior bank revolving credit facility entered into by the Company on November 27, 2012. The 2022 Notes are guaranteed, with certain exceptions, by our existing and future domestic subsidiaries. The 2022 Notes and the guarantees are our and the guarantors’ general unsecured senior obligations. The indebtedness evidenced by the 2022 Notes and the guarantees (i) rank equally in right of payment with all of FTI Consulting, Inc.’s and the guarantors’ existing and future senior indebtedness, (ii) rank senior in right of payment to any existing and future subordinated indebtedness, (iii) are effectively junior to all of FTI Consulting, Inc.’s and the guarantors’ secured debt, including borrowings under the Senior Secured Credit Facility (as defined below), to the extent of the value of the collateral securing such indebtedness, and (iv) are structurally subordinated to all existing and future indebtedness and other liabilities of any current and future non-guarantor subsidiaries (other than indebtedness and liabilities owed to FTI Consulting, Inc. or one of its guarantor subsidiaries). Interest on the 2022 Notes accrues at the rate of 6.0% per year, payable semi-annually in cash in arrears on November 15 and May 15 of each year, commencing on May 15, 2013. The 2022 Notes will mature on November 15, 2022.

The 2022 Notes are subject to redemption at our option, in whole or in part, at any time after November 15, 2017, upon not less than 30 nor more than 60 days prior notice at the following redemption prices (expressed as percentages of the principal amount to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

Year	Redemption Price
2017	103.000%
2018	102.000%
2019	101.000%
2020 and thereafter	100.000%

Debt issue costs of approximately $7.4 million were capitalized and are being amortized over the term of the 2022 Notes.

6 3/4% Senior Notes Due 2020. The 2020 Notes have been registered with the SEC. Cash interest is payable semi-annually beginning April 1, 2011 at a rate of 6 3/4% per year. The 2020 Notes will mature on October 1, 2020. The 2020 Notes are guaranteed, with certain exceptions, by our existing and future domestic subsidiaries. The 2020 Notes and the guarantees are our and the guarantors’ general unsecured senior obligations. The indebtedness evidenced by the 2020 Notes and the guarantees (i) rank equally in right of payment with all of FTI Consulting, Inc.’s and the guarantors’ existing and future senior indebtedness, (ii) rank senior in right of payment to any existing and future subordinated indebtedness, (iii) are effectively junior to all of FTI Consulting, Inc.’s and the guarantors’ secured debt, including borrowings under the Senior Secured Credit Facility (as defined below), to the extent of the value of the collateral securing such indebtedness, and (iv) are structurally subordinated to all existing and future indebtedness and other liabilities of any current and future non-guarantor subsidiaries (other than indebtedness and liabilities owed to FTI Consulting, Inc. or one of its guarantor subsidiaries). Interest on the 2020 Notes accrues at the rate of 6 3/4% per year, payable semi-annually in cash in arrears on April 1 and October 1 of each year, commencing on April 1, 2011. The 2020 Notes will mature on October 1, 2020.

The 2020 Notes are subject to redemption at our option, in whole or in part, at any time after October 1, 2015, upon not less than 30 nor more than 60 days’ prior notice at the following redemption prices (expressed as percentages of the principal amount to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date:

Year	Redemption Price
2015	103.375%
2016	102.250%
2017	101.125%
2018 and thereafter	100.000%

Debt issue costs of approximately $9.8 million were capitalized and are being amortized over the term of the 2020 Notes.

7 3/4% senior notes due 2016. The 2016 Notes were registered with the SEC. Cash interest was payable semiannually beginning April 1, 2007 at a rate of 7.75% per year. We had the option to redeem some or all of these notes at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest on the notes redeemed to the applicable redemption date, if redeemed during the twelve month period beginning on October 1, of the years indicated below, subject to the rights of holders of notes on the relevant record date to receive interest, if any, to, but excluding, the relevant interest payment date:

Year	Percentage
2011	103.875%
2012	102.583%
2013	101.292%
2014 and thereafter	100.000%

These notes were senior unsecured indebtedness of ours and rank equal in right of payment with all of our other unsubordinated, unsecured indebtedness.

On November 9, 2012, we commenced a cash tender offer, or Tender Offer, for any and all of the outstanding 2016 Notes. In connection with the Tender Offer, we solicited consents to certain proposed amendments to the indenture dated as of October 3, 2006, under which the 7 5/8% senior notes due 2013, (“2013 Notes”), were issued, that would, among other modifications, eliminate substantially all of the restrictive covenants and certain events of default in the indenture. The total consideration for each $1,000.00 principal amount of 2016 Notes validly tendered, and not validly withdrawn, prior to the consent payment deadline and accepted for purchase was $1,029.58. The tender offer consideration for each $1,000 principal amount of 2016 Notes validly tendered, and not validly withdrawn, after the consent payment deadline but prior to the expiration date and accepted for purchase was $1,019.58. The tender offer consideration is the total consideration minus the consent payment. Holders who validly tendered, and did not validly withdraw, 2016 Notes accepted for payment by FTI Consulting, Inc. received accrued and unpaid interest from the most recent interest payment date for the 2016 Notes to, but not including, the applicable payment date.

At the expiration of the consent payment deadline on November 27, 2012, an aggregate principal amount of $128.3 million of the 2016 Notes had been tendered. We used approximately $133.7 million of the net proceeds from the offering of the 2022 Notes to fund the purchase of the 2016 Notes, pay the accrued and unpaid interest of approximately $1.6 million on the purchased 2016 Notes and make the related consent payments. We also received consents from holders of the required majority of the principal amount of the 2016 Notes to, among other modifications, eliminate substantially all of the restrictive covenants and certain events of default in the indenture governing the 2016 Notes. On December 27, 2012, we redeemed all of the 2016 Notes that remained outstanding as of the tender offer expiration date of December 11, 2012 in the aggregate principal amount of approximately $86.7 million. The redemption price for such 2016 Notes was 102.583% of the principal amount plus accrued and unpaid interest. Interest on the redeemed 2016 Notes ceased to accrue on and after December 11, 2012, and the only remaining right of the holders is to receive payment of the redemption price and interest accrued until, but not including, December 11, 2012 upon surrender to the paying agent of such 2016 Notes.

We recognized a total loss on our early extinguishment of debt of approximately $4.9 million, which includes $4.6 million from the recognition of the unamortized deferred gain related to the interest rate swap terminations. This loss has been recorded in “Loss on early extinguishment of debt” within the Consolidated Statements of Comprehensive Income (Loss).

7 5/8% senior notes due 2013. The 2013 Notes with an aggregate principal amount of $200.0 million were registered with the SEC. Cash interest was payable semi-annually beginning December 15, 2005 at a rate of 7 5/8% per year. In August 2005, we entered into two interest rate swap contracts with an aggregate notional amount of $60.0 million to receive interest at 7 5/8% and pay a variable rate of interest based upon LIBOR as the benchmark interest rate. The swaps were designated as fair value hedges and were accounted for as effective hedges, in accordance with ASC 815-20-25, Derivatives and Hedging. No hedge ineffectiveness was recognized as the critical provisions of the interest rate swap agreements matched the applicable provisions of the debt. On June 15, 2009, the counterparties to the swaps exercised their right to terminate the swaps as which resulted in a $2.3 million gain on termination. The gain was amortized as a reduction to interest expense over the remaining term of the 2013 Notes, resulting in an effective interest rate of 6.5% per annum on $60.0 million of the 2013 Notes.

On September 14, 2010, we commenced a cash tender offer for any and all of our outstanding 2013 Notes for a price equal to $1,021.56 per $1,000 principal amount of the notes, which included $1,001.56 as the tender offer consideration and $20.00 as a consent payment (the “Tender Offer”). At the expiration of the consent payment deadline, an aggregate of $185.8 million 2013 Notes had been tendered. On November 1, 2010, we redeemed all the 2013 Notes outstanding as of the Tender Offer expiration date of October 12, 2010 in the aggregate principal amount of approximately $14.2 million. The redemption price for such 2013 Notes was 101.906% of the principal plus accrued and unpaid interest.

We recognized a loss on our early extinguishment of debt of approximately $5.2 million, consisting primarily of the consent payment and premium and write-off of unamortized deferred costs. This loss was recorded in “Loss on early extinguishment of debt” within the Consolidated Statements of Comprehensive Income (Loss).

3  3/4% convertible senior subordinated notes due 2012. The Convertible Notes were registered with the SEC. Cash interest was payable semiannually beginning January 15, 2006 at a rate of 3.75% per year. The Convertible Notes matured on July 15, 2012. On July 16, 2012, we repaid all amounts due on our outstanding Convertible Notes. The total repayment of approximately $151.3 million, including $2.8 million of accrued interest, was made using cash on hand and the proceeds of a $75.0 million borrowing under our 2010 senior credit facility.

The following table summarizes the liability and equity components of our Convertible Notes at December 31, 2011:

December 31, 2011
Liability component:
Principal	$149,940
Unamortized discount	(3,073)

Balance of 3 3/4% convertible notes due 2012	$146,867

Equity component (recorded in additional paid-in capital)	$18,019

The discount on the liability component was amortized over the remaining term of the Convertible Notes through July 15, 2012 using the effective interest method. The effective interest rate on the Convertible Notes is 7  5/8%. The components of interest cost on the Convertible Notes for the years ended December 31, 2012 and 2011 were as follows:

	Year Ended December 31,
	2012	2011
Contractual interest	$3,038	$5,623
Amortization of debt discount	3,073	5,352
Amortization of deferred note issue costs	251	641

Total interest expense	$6,362	$11,616

Secured bank credit facility. On November 27, 2012, we entered into a new revolving senior bank credit facility which matures on November 25, 2017 (“Senior Bank Credit Facility”). The Senior Bank Credit Facility consists of a $350.0 million senior secured revolving line of credit. The former revolving credit facility entered into on September 27, 2010 provided for a five-year $250.0 million senior secured revolving line of credit. We did not incur any early termination or prepayment penalties in connection with the replacement of the former credit facility in 2012. Borrowings under the Senior Bank Credit Facility bear interest at an annual rate equal to equal to the LIBOR rate plus an applicable margin or an alternative base rate plus an applicable margin. The alternative base rate means a fluctuating rate per annum equal to the highest of (1) the rate of interest in effect for such day as the prime rate announced by Bank of America, (2) the federal funds rate plus the sum of 50 basis points and (3) the one-month LIBOR rate plus 100 basis points. Under the Senior Bank Credit Facility, the lenders have a security interest in substantially all of the assets of FTI Consulting, Inc. and substantially all of our domestic subsidiaries. Subject to certain conditions, at any time prior to maturity, we will be able to invite existing and new lenders to increase the size of the Senior Bank Credit Facility up to a maximum of $425.0 million.

The credit agreement governing our Senior Bank Credit Facility and the indentures governing our Notes contain covenants which limit our ability to incur additional indebtedness, create liens, pay dividends on our capital stock, make distributions or repurchases of our capital stock or make specified other restricted payments, consolidate, merge or sell assets, guarantee obligations of other entities and our foreign subsidiaries, enter into hedging agreements, enter into transactions with affiliates or related persons and engage in any business other than consulting-related businesses. In addition, the credit agreement governing our Senior Bank Credit Facility includes financial covenants that require us to (i) not to exceed a maximum leverage ratio, (ii) not to exceed a maximum senior secured leverage ratio, and (iii) maintain a minimum fixed charge coverage ratio. At December 31, 2012, we were in compliance with all covenants as stipulated in the credit agreement governing our Senior Bank Credit Facility and the indentures governing our Notes. No borrowings were outstanding under the Senior Bank Credit Facility as of December 31, 2012 or December 31, 2011. However, $1.4 million of the borrowing limit was used (and, therefore, unavailable) as of December 31, 2012 and December 31, 2011 for letters of credit.

Notes payable to shareholders of acquired businesses. In connection with the acquisition of FD International (Holdings) Limited in October 2006 (“FD”), we issued notes to former holders of FD capital shares who elected to receive notes in lieu of cash for acquisition and earn-out consideration. These notes are unsecured and bear interest based on the LIBOR that compounds quarterly. These notes are redeemable at any time prior to their maturity and accordingly they have been classified as a current obligation. The outstanding balance of these notes was $0.4 million at December 31, 2011. No balance remained at December 31, 2012.

In connection with our third quarter 2010 acquisition of FS Asia Advisory Limited (formerly Ferrier Hodgson Hong Kong Group), we issued $35.0 million of notes to selling shareholders as part of the total consideration paid. These notes are unsecured and bear interest at 8% per annum. Payments of unpaid principal and interest are to be made annually on August 19, 2011 through August 19, 2015. The principal payments have been classified as either current or non-current based on the timing of the payments. At December 31, 2012 $12.0 million has been repaid.

Guarantees. Currently, we do not have any debt guarantees related to entities outside of the consolidated group. At December 31, 2012, substantially all of our domestic subsidiaries are guarantors of borrowings under our Senior Bank Credit Facility and our Notes in the amount of $700.0 million.

Future Maturities of Long-Term Debt

For years subsequent to December 31, 2012, scheduled annual maturities of long-term debt outstanding at December 31, 2012 are as follows:

	Long-term Debt	Capital Lease Obligations	Total
2013	$6,000	$21	$6,021
2014	6,000	24	6,024
2015	11,000	—	11,000
2016	—	—	—
2017	—	—	—
Thereafter	700,000	—	700,000

	$723,000	$45	$723,045

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

15. Commitments and Contingencies

Operating Lease Commitments

Rental expense, net of rental income was $57.0 million, $57.0 million, and $49.6 million during the years ended December 31, 2012, 2011 and 2010, respectively. For years subsequent to December 31, 2012, future minimum payments for all operating lease obligations that have initial non-cancelable lease terms exceeding one year, net of rental income from subleases of $0.4 million in 2013, $0.2 million in 2014, $0.2 million in 2015, $0.1 million in 2016 and $0.1 million thereafter are as follows:

Operating Leases
2013	$48,903
2014	$44,733
2015	$37,553
2016	$34,136
2017	$33,258
Thereafter	$104,710

$303,293

Contingencies

We are subject to legal actions arising in the ordinary course of business. In management’s opinion, we believe we have adequate legal defenses and/or insurance coverage with respect to the eventuality of such actions. We do not believe any settlement or judgment relating to any pending legal action would materially affect our financial position or results of operations.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

16. Income Taxes

Significant components of deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2012	2011
Deferred tax assets:
Allowance for doubtful accounts	$9,204	$8,886
Accrued vacation and bonus	8,016	6,631
Deferred rent	16,137	17,354
Share-based compensation	23,730	25,948
Notes receivable from employees	27,791	27,900
State net operating loss carryforward & credits	1,921	2,943
Foreign net operating loss carryforward	7,976	2,585
Foreign tax credits	1,253	—
Future foreign tax credit asset	8,406	8,603
Other — net	4,783	5,291

Total deferred tax assets	109,217	106,141

Deferred tax liabilities:
Revenue recognition	(19,706)	(33,462)
Property, equipment and capitalized software	(819)	(1,383)
Goodwill and other intangible asset amortization	(188,737)	(169,471)
Deferred compensation	(152)	—
Discount on long term debt	—	(1,264)

Total deferred tax liabilities	(209,414)	(205,580)

Valuation allowance	(1,939)	(886)

Net deferred tax assets (liabilities)	$(102,136)	$(100,325)

As of December 31, 2012, we have not provided for deferred taxes on $1.8 million of the undistributed non-U.S. subsidiary earnings that are considered permanently invested. If these earnings were repatriated, we do not anticipate that there would be any additional U.S. tax liability as foreign tax credits would offset the U.S. tax liability.

At December 31, 2012 and 2011, the Company believed certain deferred tax assets associated with foreign net operating loss and foreign tax credit carryforwards, which can be carried forward for periods ranging from 20 years to indefinite, would expire unused based on updated forward-looking financial information. Therefore, valuation allowances of $1.9 million and $0.9 million were recorded against the Company’s net deferred tax assets at December 31, 2012 and 2011, respectively. We have not established a valuation allowance for any of our other deferred assets as we expect that future taxable income as well as the reversal of temporary differences will enable us to fully utilize our deferred tax assets.

The components of “Income before income tax provision” from continuing operations are as follows:

	Year Ended December 31,
	2012	2011	2010
Domestic	$40,275	$123,439	$81,371
Foreign	(37,161)	29,688	26,020

	$3,114	$153,127	$107,391

The components of the income tax provision from continuing operations are as follows:

	Year Ended December 31,
	2012	2011	2010
Current
Federal	$21,172	$30,048	$17,310
State	6,268	5,844	906
Foreign	7,021	5,977	7,468

	34,461	41,869	25,684

Deferred
Federal	$7,553	$11,858	$14,439
State	(719)	564	3,614
Foreign	(1,195)	(5,067)	(2,330)

	5,639	7,355	15,723

Income tax provision	$40,100	$49,224	$41,407

Our income tax provision from continuing operations resulted in effective tax rates that varied from the statutory federal income tax rate as follows:

	Year Ended December 31,
	2012	2011	2010
Income tax expense at federal statutory rate	$1,090	$53,595	$37,587
State income taxes, net of federal benefit	3,607	4,166	3,895
Benefit from lower foreign tax rates	(5,357)	(7,115)	(2,246)
Non-deductible goodwill impairment	38,635	—	—
Other expenses not deductible for tax purposes	3,682	2,791	3,158
Changes in contingent consideration	(1,151)	(2,367)	—
Other adjustments, net	(406)	(1,846)	(987)

	$40,100	$49,224	$41,407

We file numerous consolidated and separate income tax returns in the U.S. federal jurisdiction and in many city, state and foreign jurisdictions. We are no longer subject to U.S. federal income tax examinations for years prior to 2008 and are no longer subject to state and local or foreign tax examinations by tax authorities for years prior to 2007. In addition, open tax years related to state and foreign jurisdictions remain subject to examination but are not considered material to our financial position, results of operations or cash flows.

Our liability for uncertain tax positions was $3.8 million and $2.9 million at December 31, 2012 and 2011, respectively. Interest and penalties related to uncertain tax positions are classified as operating expenses and are excluded from the income tax provision. At December 31, 2012, our accrual for the payment of tax-related interest and penalties was not material. Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. Although the timing of the resolution and closure of such examinations is not certain, the Company believes it is reasonably possible that tax audit resolutions could reduce its unrecognized tax benefits by approximately $1.8 million in the next 12 months.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

17. Stockholders’ Equity

Common Stock

Holders of our common stock are entitled to one vote per share on all matters submitted for action by the stockholders and share equally, share-for-share, if dividends are declared on the common stock. In the event of any liquidation, dissolution or winding up of our company or upon the distribution of our assets, all assets and funds remaining after payment in full of our debts and liabilities, and after the payment of all liquidation preferences, if any, applicable to any outstanding preferred stock, would be divided and distributed among the holders of our common stock ratably. There are no redemption or sinking fund requirements applicable to shares of our common stock.

Common Stock Repurchase Program

2012 stock repurchase program.

On June 6, 2012, our Board of Directors authorized a two-year stock repurchase program of up to $250.0 million (the “2012 Repurchase Program”). During the year ended December 31, 2012, we repurchased and retired 1,681,029 shares of our common stock for an average price per share of $29.76, using cash on hand, with a value equivalent to approximately $50.0 million. At December 31, 2012, a balance of approximately $200.0 million remained available under the 2012 Repurchase Program.

2009 stock repurchase program.

On November 4, 2009, our Board of Directors authorized a two-year stock repurchase program (the “2009 Repurchase Program”) of up to $500.0 million and terminated the $50.0 million stock repurchase program authorized in February 2009.

On November 9, 2009, we entered into an accelerated share buyback agreement (“Master Agreement”) with an investment bank. On the same day, FTI Consulting and the investment bank executed a supplemental confirmation to effect a $250.0 million accelerated stock buyback transaction pursuant to the Master Agreement.

On November 12, 2009, FTI Consulting paid $250.0 million to the investment bank and received a substantial majority of the shares to be delivered by the investment bank in the accelerated buyback transaction. On December 10, 2009, FTI Consulting received additional shares bringing the total shares delivered in 2010 to 4,874,807 shares of FTI Consulting common stock. This transaction was accounted for as two separate transactions, a share repurchase and a forward contract indexed to our own stock.

The repurchase of shares was accounted for as a share retirement resulting in a reduction of common stock issued and outstanding of 4,874,807 shares and a corresponding reduction in common stock and additional paid-in capital of $250.0 million. Final settlement of the repurchase transaction was scheduled for no later than July 9, 2010 and could occur earlier at the option of the investment bank or later under certain circumstances. On January 22, 2010, FTI Consulting received notice that the investment bank exercised its rights to terminate the accelerated buyback transaction. As a result, FTI Consulting received an additional 580,784 shares of common stock in January 2010, bringing the total shares repurchased pursuant to the accelerated buyback transaction to 5,455,591 shares at a purchase price of $45.82 per share. No cash was required to complete the final delivery of shares. The additional shares received were accounted for as a share retirement in the first quarter of 2010.

For the year ended December 31, 2009, the forward contract was anti-dilutive as the forward contract represented a contingent number of shares that would be delivered to FTI Consulting by the investment bank. As the shares were anti-dilutive, their impact was not considered in the computation of earnings per share for the year ended December 31, 2009 in accordance with the guidance of ASC 260, Earnings Per Share. The shares were removed from the count used for the calculation of earnings per share after delivery to FTI Consulting.

After the accelerated buyback transaction settled in January 2010, a balance of $250.0 million remained available under the stock repurchase program to fund stock repurchases by the Company. During 2010, we purchased and retired 1,178,089 shares of our common stock for a total cost of approximately $40.6 million. We made no open market purchases in 2009.

On March 2, 2011, we entered into a supplemental confirmation with Goldman Sachs for a $209.4 million accelerated stock buyback transaction (the “2011 ASB”), pursuant to the Master Agreement. On March 7, 2011, we paid $209.4 million to Goldman Sachs using available cash on hand and received 4,433,671 shares of FTI Consulting common stock, representing a majority of the total number of shares expected to be delivered pursuant to the 2011 ASB. On May 17, 2011, we received additional shares bringing the total number of shares of our common stock delivered pursuant to the 2011 ASB to 5,061,558 shares. As permitted by the Master Agreement and the 2011 ASB, on September 2, 2011, Goldman Sachs accelerated the termination date of the 2011 ASB which was to occur no later than December 2, 2011. On September 8, 2011, we received an additional 671,647 shares of FTI Consulting common stock, bringing the total number of shares of our common stock delivered pursuant to the 2011 ASB to 5,733,205. The repurchase of shares was accounted for as a share retirement resulting in a reduction of common stock issued and outstanding of 5,733,205 shares and a corresponding reduction in common stock and additional paid-in capital of $209.4 million. The completion of the 2011 ASB completed the 2009 Repurchase Program.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

18. Employee Benefit Plans

We maintain a qualified defined contribution 401(k) plan, which covers substantially all of our U.S. employees. Under the plan, participants are entitled to make pre-tax and/or Roth post-tax contributions up to the annual maximums established by the Internal Revenue Service. We match a certain percentage of participant contributions pursuant to the terms of the plan, which contributions are limited to a percent of the participant’s eligible compensation. FTI Consulting matches each participant’s eligible 401(k) plan contributions up to the annual limit specified by the Internal Revenue Service. We made contributions related to the plan of $8.8 million, $8.3 million and $8.0 million during the years ended December 31, 2012, 2011 and 2010, respectively.

We also maintain several defined contribution pension schemes for our employees in the United Kingdom and other foreign countries. The assets of the schemes are held separately from those of FTI Consulting in independently administered funds. We contributed to these plans $6.2 million, $5.8 million and $4.6 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting

19. Segment Reporting

We manage our business in five reportable operating segments: Corporate Finance/Restructuring, Forensic and Litigation Consulting, Economic Consulting, Technology and Strategic Communications.

Our Corporate Finance/Restructuring segment focuses on strategic, operational, financial and capital needs of businesses around the world and provides consulting and advisory services on a wide range of areas, such as restructuring (including bankruptcy), interim management, financings, M&A, post-acquisition integration, valuations, tax issues and performance improvement.

Our Forensic and Litigation Consulting segment provides law firms, companies, government clients and other interested parties with dispute advisory, investigations, forensic accounting, business intelligence assessments, data analytics, risk mitigation services, as well as interim management and performance improvement services for our health solutions practice clients.

Our Economic Consulting segment provides law firms, companies, government entities and other interested parties with analysis of complex economic issues for use in legal, regulatory, and international arbitration proceedings, strategic decision making and public policy debates in the U.S. and around the world.

Our Technology segment provides e-discovery and information management consulting, software and services to its clients. It provides products, services and consulting to companies, law firms, courts and government agencies worldwide. Its comprehensive suite of software and services help clients locate, review and produce ESI, including e-mail, computer files, voicemail, instant messaging, and financial and transactional data.

Our Strategic Communications segment provides advice and consulting services relating to financial and corporate communications and investor relations, reputation management and brand communications, public affairs, business consulting and digital design and marketing.

We evaluate the performance of our operating segments based on Adjusted Segment EBITDA. We define Adjusted Segment EBITDA as a segment’s share of consolidated operating income before depreciation, amortization of intangible assets, special charges and goodwill impairment charge. Although Adjusted Segment EBITDA is not a measure of financial condition or performance determined in accordance with GAAP, we use Adjusted Segment EBITDA to evaluate and compare the operating performance of our segments.

The table below presents revenues and Adjusted Segment EBITDA for our reportable segments for the three years ended December 31, 2012:

	Year Ended December 31,
	2012	2011	2010
Revenues
Corporate Finance/Restructuring	$394,719	$364,409	$396,216
Forensic and Litigation Consulting	407,586	428,730	379,780
Economic Consulting	391,622	353,981	255,660
Technology	195,194	218,738	176,607
Strategic Communications	187,750	200,910	193,198

Total revenues	$1,576,871	$1,566,768	$1,401,461

Adjusted Segment EBITDA
Corporate Finance/Restructuring	$101,137	$84,933	$108,152
Forensic and Litigation Consulting	60,572	81,885	76,402
Economic Consulting	77,461	67,028	49,481
Technology	57,203	77,011	64,358
Strategic Communications	25,019	26,801	28,971

Total Adjusted Segment EBITDA	$321,392	$337,658	$327,364

The table below reconciles Total Adjusted Segment EBITDA to income before income tax provision. Unallocated corporate expenses include primarily indirect costs related to centrally managed administrative functions which have not been allocated to the segments. These administrative costs include costs related to executive management, legal, corporate office support costs, information technology, accounting, marketing, human resources, and company-wide business development functions.

	Year Ended December 31,
	2012	2011	2010
Total Adjusted Segment EBITDA(a)	$321,392	$337,658	$327,364
Segment depreciation expense	(25,058)	(23,620)	(26,102)
Amortization of intangible assets	(22,407)	(22,371)	(23,910)
Special charges	(29,557)	(15,212)	(51,131)
Goodwill impairment charge	(110,387)	—	—
Unallocated corporate expenses, excluding special charges	(74,947)	(71,008)	(67,829)
Interest income and other	5,659	6,304	4,423
Interest expense	(56,731)	(58,624)	(50,263)
Loss on early extinguishment of debt	(4,850)	—	(5,161)

Income before income tax provision	$3,114	$153,127	$107,391

(a)	Total Adjusted Segment EBITDA is the total of Adjusted Segment EBITDA for all segments.

The table below presents assets by segment. Segment assets primarily include accounts and notes receivable, fixed assets purchased specifically for the segment, goodwill and other intangible assets:

	December 31,
	2012	2011
Corporate Finance/Restructuring	$653,998	$595,307
Forensic and Litigation Consulting	397,879	403,676
Economic Consulting	477,430	437,677
Technology	203,117	213,817
Strategic Communications	342,198	471,008

Total segment assets	2,074,622	2,121,485
Unallocated corporate assets	200,830	289,599

Total assets	$2,275,452	$2,411,084

The table below details information on our revenues for the three years ended December 31, 2012. Revenues have been attributed to location based on the location of the legal entity generating the revenue:

	Year Ended December 31,
	2012	2011	2010
United States	$1,171,805	$1,187,661	$1,104,836
All foreign countries	405,066	379,107	296,625

Total revenue	$1,576,871	$1,566,768	$1,401,461

We do not have a single customer that represents ten percent or more of our consolidated revenues.

The table below details information on our long-lived assets and net assets at December 31, 2012 and 2011 attributed to geographic location based on the location of the legal entity holding the assets:

	December 31, 2012		December 31, 2011
	United States	All foreign countries	United States	All foreign countries
Property and equipment, net of accumulated depreciation	$53,889	$14,303	$58,474	$15,974
Net assets	$534,680	$533,552	$547,965	$558,237

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information

20. Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information

Substantially all of our domestic subsidiaries are guarantors of borrowings under our senior bank credit facility, and senior notes. The Convertible Notes matured on July 15, 2012. The guarantees are full and unconditional and joint and several. All of our guarantors are 100% owned, direct or indirect, subsidiaries.

The following financial information presents condensed consolidating balance sheets, statements of comprehensive income (loss) and statements of cash flows for FTI Consulting, all the guarantor subsidiaries, all the non-guarantor subsidiaries and the eliminations necessary to arrive at the consolidated information for FTI Consulting and its subsidiaries. For purposes of this presentation, we have accounted for our investments in our subsidiaries using the equity method of accounting. The principal eliminating entries eliminate investment in subsidiary and intercompany balances and transactions.

Condensed Consolidating Balance Sheet Information as of December 31, 2012

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Cash and cash equivalents	$66,663	$610	$89,512	$—	$156,785
Restricted cash	—	—	1,190	—	1,190
Accounts receivable, net	140,254	149,253	139,733	—	429,240
Intercompany receivables	7,053	674,136	23,185	(704,374)	—
Other current assets	46,978	20,469	19,713	—	87,160

Total current assets	260,948	844,468	273,333	(704,374)	674,375
Property and equipment, net	37,411	16,477	14,304	—	68,192
Goodwill	558,473	418,789	282,773	—	1,260,035
Other intangible assets, net	36,826	23,975	74,967	(31,587)	104,181
Investments in subsidiaries	1,631,243	502,954	—	(2,134,197)	—
Other assets	85,109	66,170	28,318	(10,928)	168,669

Total assets	$2,610,010	$1,872,833	$673,695	$(2,881,086)	$2,275,452

Liabilities
Intercompany payables	$549,339	$112,137	$42,898	$(704,374)	$—
Other current liabilities	118,865	79,533	105,799	—	304,197

Total current liabilities	668,204	191,670	148,697	(704,374)	304,197
Long-term debt, net	700,024	17,000	—	—	717,024
Other liabilities	173,550	10,479	12,898	(10,928)	185,999

Total liabilities	1,541,778	219,149	161,595	(715,302)	1,207,220
Stockholders’ equity	1,068,232	1,653,684	512,100	(2,165,784)	1,068,232

Total liabilities and stockholders’ equity	$2,610,010	$1,872,833	$673,695	$(2,881,086)	$2,275,452

Condensed Consolidating Balance Sheet Information as of December 31, 2011

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Cash and cash equivalents	$161,180	$197	$103,046	$—	$264,423
Restricted cash	8,632	—	1,581	—	10,213
Accounts receivable, net	148,698	165,871	114,533	—	429,102
Intercompany receivables	—	557,846	59,857	(617,703)	—
Other current assets	22,599	15,694	28,923	—	67,216

Total current assets	341,109	739,608	307,940	(617,703)	770,954
Property and equipment, net	44,233	14,240	15,975	—	74,448
Goodwill	547,667	439,068	322,623	—	1,309,358
Other intangible assets, net	38,913	34,692	45,284	—	118,889
Investments in subsidiaries	1,538,883	532,091	—	(2,070,974)	—
Other assets	70,551	48,529	18,355	—	137,435

Total assets	$2,581,356	$1,808,228	$710,177	$(2,688,677)	$2,411,084

Liabilities
Intercompany payables	$433,284	$93,947	$90,472	$(617,703)	$—
Other current liabilities	316,559	109,651	71,627	—	497,837

Total current liabilities	749,843	203,598	162,099	(617,703)	497,837
Long-term debt, net	620,579	23,000	—	—	643,579
Other liabilities	104,732	43,297	15,437	—	163,466

Total liabilities	1,475,154	269,895	177,536	(617,703)	1,304,882
Stockholders’ equity	1,106,202	1,538,333	532,641	(2,070,974)	1,106,202

Total liabilities and stockholders’ equity	$2,581,356	$1,808,228	$710,177	$(2,688,677)	$2,411,084

Condensed Consolidating Statement of Comprehensive Income (Loss) for the Year Ended

December 31, 2012

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$602,917	$949,545	$413,739	$(389,330)	$1,576,871
Operating expenses
Direct cost of revenues	389,619	713,305	261,936	(384,328)	980,532
Selling, general and administrative expense	160,919	112,697	109,402	(5,002)	378,016
Special charges	19,026	4,738	5,793	—	29,557
Acquisition-related contingent consideration	91	—	(3,155)	—	(3,064)
Amortization of other intangible assets	5,611	9,927	10,167	(3,298)	22,407
Goodwill impairment charge	—	37,987	72,400	—	110,387

	575,266	878,654	456,543	(392,628)	1,517,835

Operating income (loss)	27,651	70,891	(42,804)	3,298	59,036
Other (expense) income	(65,698)	42,424	2,237	(34,885)	(55,922)

Income before (loss) before income tax provision	(38,047)	113,315	(40,567)	(31,587)	3,114

Income tax (benefit) provision	1,698	(47,623)	5,825	—	(40,100)
Equity in net earnings of subsidiaries	(637)	(30,438)	—	31,075	—

Net income (loss)	$(36,986)	$35,254	$(34,742)	$(512)	$(36,986)

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense of $654	(654)	—	15,677	—	15,023

Other comprehensive income (loss), net of tax:	(654)	—	15,677	—	15,023

Comprehensive income (loss)	$(37,640)	$35,254	$(19,065)	$(512)	$(21,963)

Condensed Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2011

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$584,833	$1,000,419	$384,779	$(403,263)	$1,566,768
Operating expenses
Direct cost of revenues	380,479	718,826	249,126	(391,523)	956,908
Selling, general and administrative expense	160,336	123,488	101,211	(11,740)	373,295
Special charges	8,561	228	6,423	—	15,212
Acquisition-related contingent consideration	—	—	(6,465)	—	(6,465)
Amortization of other intangible assets	3,713	12,103	6,555	—	22,371

	553,089	854,645	356,850	(403,263)	1,361,321

Operating income	31,744	145,774	27,929	—	205,447
Other (expense) income	(53,649)	1,195	134	—	(52,320)

Income before (loss) before income tax provision	(21,905)	146,969	28,063	—	153,127

Income tax (benefit) provision	(12,776)	61,091	909	—	49,224
Equity in net earnings of subsidiaries	113,032	25,310	—	(138,342)	—

Net income	$103,903	$111,188	$27,154	$(138,342)	$103,903

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax benefit of $1,568	1,568	—	(4,470)	—	(2,902)

Other comprehensive income (loss), net of tax:	1,568	—	(4,470)	—	(2,902)

Comprehensive income	$105,471	$111,188	$22,684	$(138,342)	$101,001

Condensed Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2010

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$517,053	$1,208,607	$301,310	$(625,509)	$1,401,461
Operating expenses
Direct cost of revenues	310,070	938,332	199,321	(622,124)	825,599
Selling, general and administrative expense	147,526	128,265	68,833	(3,385)	341,239
Special charges	16,842	32,754	1,535	—	51,131
Acquisition-related contingent consideration	—	—	1,190	—	1,190
Amortization of other intangible assets	2,558	15,752	5,600	—	23,910

	476,996	1,115,103	276,479	(625,509)	1,243,069

Operating income	40,057	93,504	24,831	—	158,392
Other (expense) income	3,198	113,062	(9,697)	(157,564)	(51,001)

Income before (loss) before income tax provision	43,255	206,566	15,134	(157,564)	107,391

Income tax (benefit) provision	(4,440)	43,562	2,285	—	41,407
Equity in net earnings of subsidiaries	18,289	4,601	5,666	(28,556)	—

Net income	$65,984	$167,605	$18,515	$(186,120)	$65,984

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense of $1,484	(1,484)	32,468	(36,935)	—	(5,951)

Other comprehensive income (loss), net of tax:	(1,484)	32,468	(36,935)	—	(5,951)

Comprehensive income (loss)	$64,500	$200,073	$(18,420)	$(186,120)	$60,033

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2012

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Operating activities
Net cash (used in) provided by operating activities	$(63,218)	$172,578	$10,828	$120,188

Investing activities
Payments for acquisition of businesses, including contingent payments, net of cash received	(41,722)	—	(21,171)	(62,893)
Purchases of property and equipment	(8,310)	(15,689)	(3,760)	(27,759)
Other	246	—	—	246

Net cash used in investing activities	(49,786)	(15,689)	(24,931)	(90,406)

Financing activities
Borrowings under revolving line of credit	75,000	—	—	75,000
Payments of revolving line of credit	(75,000)	—	—	(75,000)
Payments of long-term debt and capital lease obligations	(377,810)	(49)	—	(377,859)
Issuance of debt securities	292,608	—	—	292,608
Payments of debt financing fees	(2,848)	—	—	(2,848)
Net issuance of common stock and other	1,490	—	(2,120)	(630)
Purchase and retirement of common stock	(50,032)	—	—	(50,032)
Excess tax benefits from share based compensation	515	—	—	515
Intercompany transfers	154,564	(156,427)	1,863	—

Net cash provided by (used in) financing activities	18,487	(156,476)	(257)	(138,246)

Effects of exchange rate changes on cash and cash equivalents	—	—	826	826

Net (decrease) increase in cash and cash equivalents	(94,517)	413	(13,534)	(107,638)
Cash and cash equivalents, beginning of year	161,180	197	103,046	264,423

Cash and cash equivalents, end of year	$66,663	$610	$89,512	$156,785

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2011

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Operating activities
Net cash provided by (used in) operating activities	$206,672	$(40,834)	$7,990	$173,828

Investing activities
Payments for acquisition of businesses, net of cash received	(33,735)	—	(28,611)	(62,346)
Purchases of property and equipment and other	(9,868)	(13,829)	(7,605)	(31,302)

Net cash used in investing activities	(43,603)	(13,829)	(36,216)	(93,648)

Financing activities
Borrowings under revolving line of credit	25,000	—	—	25,000
Payments of revolving line of credit	(25,000)	—	—	(25,000)
Payments of long-term debt and capital lease obligations	(6,788)	(206)	—	(6,994)
Cash received for settlement of interest rate swaps	5,596	—	—	5,596
Purchase and retirement of common stock	(209,400)	—	—	(209,400)
Net issuance of common stock and other	10,472	—	—	10,472
Excess tax benefits from share based compensation	1,597	—	—	1,597
Intercompany transfers	(96,104)	53,636	42,468	—

Net cash provided by (used in) financing activities	(294,627)	53,430	42,468	(198,729)

Effects of exchange rate changes on cash and cash equivalents	—	—	(1,598)	(1,598)

Net (decrease) increase in cash and cash equivalents	(131,558)	(1,233)	12,644	(120,147)
Cash and cash equivalents, beginning of year	292,738	1,430	90,402	384,570

Cash and cash equivalents, end of year	$161,180	$197	$103,046	$264,423

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2010

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Operating activities
Net cash provided by operating activities	$10,705	$141,288	$43,061	$195,054

Investing activities
Payments for acquisition of businesses, net of cash received	(60,958)	—	(2,128)	(63,086)
Purchases of property and equipment and other	(8,572)	(8,858)	(5,570)	(23,000)
Purchases of short-term investments, net of sales	15,000	—	—	15,000

Net cash used in investing activities	(54,530)	(8,858)	(7,698)	(71,086)

Financing activities
Borrowings under revolving line of credit	20,000	—	—	20,000
Payments of revolving line of credit	(20,000)	—	—	(20,000)
Payments of long-term debt and capital lease obligations	(209,233)	(514)	—	(209,747)
Issuance of debt securities, net	390,445	—	—	390,445
Payments of debt financing fees	(3,054)	—	—	(3,054)
Purchase and retirement of common stock	(40,634)	—	—	(40,634)
Net issuance of common stock and other	6,638	—	—	6,638
Excess tax benefits from share based compensation	204	—	—	204
Intercompany transfers	131,477	(131,151)	(326)	—

Net cash provided by (used in) financing activities	275,843	(131,665)	(326)	143,852

Effects of exchange rate changes and fair value adjustments on cash and cash equivalents	—	—	(2,122)	(2,122)

Net increase in cash and cash equivalents	232,018	765	32,915	265,698
Cash and cash equivalents, beginning of year	60,720	665	57,487	118,872

Cash and cash equivalents, end of year	$292,738	$1,430	$90,402	$384,570

Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited)

21. Quarterly Financial Data (unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
2012
Revenues	395,228	396,243	386,055	399,345

Operating expenses
Direct cost of revenues	245,618	248,220	241,614	245,080
Selling, general and administrative expenses	102,589	92,460	88,909	94,058
Special charges	—	26,782	2,775	—
Acquisition-related contingent consideration	557	(3,541)	403	(483)
Amortization of other intangible assets	5,517	5,490	5,766	5,634
Goodwill impairment charge	—	—	—	110,387

	354,281	369,411	339,467	454,676

Operating income (loss)	40,947	26,832	46,588	(55,331)
Interest income and other	3,282	(363)	1,584	1,156
Interest expense	(15,204)	(15,195)	(13,208)	(13,124)
Loss on early extinguishment of debt	—	—	—	(4,850)

Income before income tax provision	29,025	11,274	34,964	(72,149)
Income tax provision	10,594	3,527	12,251	13,728

Net income (loss)	18,431	7,747	22,713	(85,877)

Earnings (loss) per common share—basic	$0.46	$0.19	$0.56	$(2.15)

Earnings (loss) per common share—diluted	$0.43	$0.18	$0.55	$(2.15)

Weighted average common shares outstanding
Basic	40,358	40,592	40,387	39,913

Diluted	43,185	42,074	41,102	39,913

	Quarter Ended
	March 31	June 30	September 30	December 31
2011
Revenues	361,816	400,437	413,802	390,713

Operating expenses
Direct cost of revenues	223,084	250,844	249,975	233,005
Selling, general and administrative expenses	88,303	94,442	97,618	92,932
Special charges	—	15,212	—	—
Acquisition-related contingent consideration	796	799	944	(9,004)
Amortization of other intangible assets	5,454	5,498	5,843	5,576

	317,637	366,795	354,380	322,509

Operating income	44,179	33,642	59,422	68,204
Interest income and other	2,000	2,923	486	895
Interest expense	(15,310)	(14,500)	(14,319)	(14,495)

Income before income tax provision	30,869	22,065	45,589	54,604
Income tax provision	11,611	6,740	16,150	14,723

Net income	19,258	15,325	29,439	39,881

Earnings per common share—basic	$0.44	$0.38	$0.73	$1.00

Earnings per common share—diluted	$0.42	$0.36	$0.70	$0.93

Weighted average common shares outstanding
Basic	43,877	40,587	40,182	39,932

Diluted	45,939	42,912	42,267	42,857

The sum of the quarterly earnings per share amounts may not equal the annual amounts due to changes in the weighted-average number of common shares outstanding during each quarterly period.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts

FTI Consulting, Inc. and Subsidiaries

Schedule II — Valuation and Qualifying Accounts

(in thousands)

Description	Balance at Beginning of Period	Additions		Deductions**	Balance at End of Period

		Charged to Expense	Charged to Other Accounts*

Year Ended December 31, 2012
Reserves and allowances deducted from asset accounts:
Allowance for doubtful accounts and unbilled services	$80,096	$14,179	$13,054	$13,281	$94,048

Valuation allowance for deferred tax asset	$886	$1,053	$—	$—	$1,939

Year Ended December 31, 2011
Reserves and allowances deducted from asset accounts:
Allowance for doubtful accounts and unbilled services	$63,205	$12,586	$18,607	$14,302	$80,096

Valuation allowance for deferred tax asset	$—	$886	$—	$—	$886

Year Ended December 31, 2010
Reserves and allowances deducted from asset accounts:
Allowance for doubtful accounts and unbilled services	$59,328	$10,720	$9,621	$16,464	$63,205

*	Includes estimated provision for unbilled services recorded as a reduction to revenues (i.e., fee, rate and other adjustments).
**	Includes estimated direct write-offs of uncollectible and unrealizable accounts receivable.

Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Principles	Accounting Principles Our financial statements are prepared in conformity with United States (“U.S.”) generally accepted accounting principles (“GAAP”).
Reclassifications	Reclassifications Certain prior period amounts have been reclassified to conform to the current period presentation.
Consolidation

Consolidation

The consolidated financial statements include the accounts of FTI Consulting and all of our subsidiaries that we control or variable interest entities for which we have determined that we are the primary beneficiary. All significant intercompany transactions and balances have been eliminated.

Foreign Currency

Foreign Currency

Results of operations for our non-U.S. subsidiaries are translated from the designated functional currency to the reporting currency of the U.S. dollar. Revenues and expenses are translated at average exchange rates for each month while assets and liabilities are translated at balance sheet date exchange rates. Resulting translation adjustments are recorded as a component of stockholders’ equity in “Accumulated other comprehensive loss.”

Transaction gains and losses arising from currency exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in “Interest income and other” on our Consolidated Statements of Comprehensive Income (Loss). Such transaction gains and losses may be realized or unrealized depending upon whether the transaction settled during the period or remains outstanding at the balance sheet date.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Due to the inherent uncertainty involved in making those assumptions, actual results could differ from those estimates. The most significant estimates made and assumptions used are the determination of the allowance for doubtful accounts and unbilled services, the valuation of stock-based compensation, accruals for incentive compensation, the fair value of acquisition-related contingent consideration, the measurement of deferred tax assets and the assessment of recoverability of intangible assets and goodwill. Management bases its estimates on historical trends, current experience and other assumptions that it believes are reasonable.

Revenue Recognition

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the related services are provided, the price is fixed or determinable and collectability is reasonably assured. We generate the majority of our revenues from providing professional services under four types of billing arrangements: time-and-expense, unit-based and to a lesser extent, fixed-fee and performance-based.

Time-and-expense billing arrangements require the client to pay based on the number of hours worked by our revenue-generating professionals at contractually agreed-upon rates. We recognize revenues for our professional services rendered under time-and-expense engagements based on the hours incurred at agreed-upon rates as work is performed.

In fixed-fee billing arrangements, we agree to a pre-established fee in exchange for a pre-determined set of professional services. Generally, the client agrees to pay a fixed-fee every month over the specified contract term. These contracts are for varying periods and generally permit the client to cancel the contract before the end of the term. We recognize revenues for our professional services rendered under these fixed-fee billing arrangements monthly over the specified contract term or, in certain cases, revenue is recognized on the proportional performance method of accounting based on the ratio of labor hours incurred to estimated total labor hours, which we consider to be the best available indicator of the pattern and timing in which such contract obligations are fulfilled.

In performance-based or contingent billing arrangements, fees are tied to the attainment of contractually defined objectives. Often this type of arrangement supplements a time-and-expense or fixed-fee engagement, where payment of a performance-based fee is deferred until the conclusion of the matter or upon the achievement of performance-based criteria. We do not recognize revenues under performance-based billing arrangements until all related performance criteria are met and collection of the fee is reasonably assured.

In our Technology segment, unit-based revenues are based on either the amount of data stored or processed, the number of concurrent users accessing the information, or the number of pages or images processed for a client. We recognize revenues for our professional services rendered under unit-based engagements as the services are provided based on agreed-upon rates. We also generate certain revenue from software licenses and maintenance. We have vendor-specific objective evidence of fair value for support and maintenance separate from software for the majority of our products. Accordingly, when licenses of certain offerings are included in an arrangement with support and maintenance, we recognize the license revenue upon delivery of the license and recognize the support and maintenance revenue over the term of the maintenance service period. Substantially all of our software license agreements do not include any acceptance provisions. If an arrangement allows for customer acceptance of the software, we defer revenue until the earlier of customer acceptance or when the acceptance provisions lapse. Revenues from hosting-fees are recognized ratably over the term of the hosting agreement. We have certain arrangements with clients in which we provide multiple elements of services under one engagement contract. Revenues under these types of arrangements are accounted for in accordance ASC 605-25, Multiple-Element Arrangements, and recognized pursuant to the criteria described above.

Some clients pay us retainers before we begin any work for them. We hold retainers on deposit until we have completed the work. We generally apply these retainers to final billings and refund any excess over the final amount billed to clients, as appropriate, when we complete our work. If the client is in bankruptcy, fees for our services may be subject to approval by the court. In some cases, a portion of the fees to be paid to us by a client is required by a court to be held until completion of our work and final fee settlements have been negotiated. We make a determination whether to record all or a portion of such holdback as revenue prior to collection on a case-by-case basis.

If at the outset of an arrangement we determine that the arrangement fee is not fixed or determinable, revenue is deferred until all criteria for recognizing revenue are met. Reimbursable expenses, including those relating to travel, out-of pocket expenses, outside consultants and other similar costs, are generally included in revenues, and an equivalent amount of reimbursable expenses is included in costs of services in the period in which the expense is incurred. Any taxes assessed on revenues relating to services provided to our clients are recorded on a net basis. Revenues recognized, but not yet billed to clients, have been recorded as “Unbilled receivables” in the Consolidated Balance Sheets.

Direct Cost of Revenues

Direct Cost of Revenues

Direct cost of revenues consists primarily of billable employee compensation and related payroll benefits, the cost of consultants assigned to revenue-generating activities and direct expenses billable to clients. Direct cost of revenues also includes depreciation expense on the equipment of our Technology segment that is used to host and process client information. Direct cost of revenues does not include an allocation of overhead costs.

Share-Based Compensation

Share-Based Compensation

We measure share-based compensation using a fair value based recognition method. Share-based compensation cost is estimated at the grant date based on the fair value of the award and is recognized as expense over the requisite service period or performance period of the award. The amount of share-based compensation expense recognized at any date must at least equal the portion of grant date value of the award that is vested at that date.

We use the Black-Scholes pricing model to determine the fair value of stock options on the dates of grant. The Black-Scholes pricing model requires various judgmental assumptions including volatility and expected term, which are based on our historical experience. We also make assumptions regarding the risk-free interest rate and the expected dividend yield. The risk-free interest rate is based on the term of U.S. Treasury interest rates that is consistent with the expected term of the share-based award. The dividend yield on our common stock is assumed to be zero since we do not pay dividends and have no current plans to do so in the future.

Restricted stock is measured based on the closing price of the underlying stock on the dates of grant. Awards with performance-based vesting conditions require the achievement of specific financial targets at the end of the specified performance period and the employee’s continued employment. We recognize the estimated fair value of performance-based awards as share-based compensation expense over the performance period. We consider each performance period separately, based upon our determination of whether it is probable that the performance target will be achieved. At each reporting period, we reassess the probability of achieving the performance targets. If a performance target is not met, no compensation cost is ultimately recognized against that target, and, to the extent previously recognized, compensation expense is reversed.

For all our share-based awards, we estimate the expected forfeiture rate and recognize expense only for those shares expected to vest. We estimate the forfeiture rate based on historical experience. Groups of share-based award holders that have similar historical behavior with regard to option exercise timing and forfeiture rates are considered separately for valuation and attribution purposes. Forfeitures are estimated at the time an award is granted and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Selling, General, and Administrative Expense

Selling, General, and Administrative Expense

Research and Development

Research and development costs related to software development are expensed as incurred. Development activities involve a plan or design for the production of new or substantially improved products. When we have determined that technological feasibility for our software products is reached, costs related to the project are capitalized until such products are available for general release to customers as discussed in “Capitalized Software to be Sold, Leased or Otherwise Marketed” below.

Advertising Costs

Advertising costs consist of marketing, advertising through print and other media, professional event sponsorship and public relations. These costs are expensed as incurred. Advertising costs totaled $21.8 million, $23.3 million, and $20.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Acquisition-related Contingent Consideration

Acquisition-related Contingent Consideration

The fair value of acquisition-related contingent consideration is estimated at the acquisition date utilizing a probability weighted estimated cash flow stream adjusted for the expected timing of each payment. Subsequent to the acquisition date, on a quarterly basis, the contingent consideration liability is remeasured at current fair value with any changes recorded in earnings. Any remeasurement gain or loss and the accretion expense related to the increase in the net present value of the contingent liability are included in “Acquisition-related contingent consideration” on our Consolidated Statements of Comprehensive Income (Loss).

Income Taxes

Income Taxes

Our income tax provision consists of federal, state and international income taxes. We generate income in a significant number of states located throughout the U.S. as well as foreign countries in which we conduct business. Our effective income tax rate may fluctuate due to a change in the mix of earnings between higher and lower state or country tax jurisdictions and the impact of non-deductible expenses. Additionally, we record deferred tax assets and liabilities using the asset and liability method of accounting which requires us to measure these assets and liabilities using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided to reduce such deferred tax assets to amounts more-likely-than-not to be ultimately realized.

Cash Equivalents and Short-Term Investments

Cash Equivalents and Short-Term Investments

Cash equivalents consist of highly liquid short-term investments, principally money market funds, commercial paper and certificates of deposit with maturities of three months or less at the time of purchase. In addition, we also may invest in short-term investments with maturities greater than three months, consisting primarily of certificates of deposit and treasury bills. Any short-term investments are classified as available-for-sale and carried at fair value, based on quoted market prices or other readily available market information. Unrealized gains and losses, net of taxes, are included in “Accumulated other comprehensive loss,” which is reflected as a separate component of stockholders’ equity. Gains on the sale of commercial paper or treasury bills are recognized when realized in our Consolidated Statements of Comprehensive Income (Loss). Losses are recognized as realized or when we have determined that an “other-than-temporary” decline in fair value has occurred. Gains and losses are determined using the specific identification method. There were no short-term investments at December 31, 2012 or 2011.

Restricted Cash

Restricted Cash

We classify cash that is restricted as to usage or withdrawal as restricted cash on our Consolidated Balance Sheets. Restricted cash is typically held in short-term interest-bearing accounts until disbursed. Restricted cash totaled $1.2 million and $10.2 million at December 31, 2012 and 2011, respectively.

Allowance for Doubtful Accounts and Unbilled Services

Allowance for Doubtful Accounts and Unbilled Services

We maintain an allowance for doubtful accounts and unbilled services for estimated losses resulting from the inability of clients to pay our fees or for disputes that affect our ability to fully collect our billed accounts receivable, as well as potential fee reductions negotiated by clients or imposed by bankruptcy courts. Even if a bankruptcy court approves our services, the court has the discretion to require us to refund all or a portion of our fees due to the outcome of the case or a variety of other factors. We estimate the allowance for all receivable risks by reviewing the status of each matter and recording reserves based on our experience and knowledge of the particular client and historical collection patterns. However, our actual experience may vary significantly from our estimates. If the financial condition of our clients were to deteriorate, resulting in their inability or unwillingness to pay our fees, or bankruptcy courts require us to refund certain fees, we may need to record additional allowances or write-offs in future periods. This risk related to a client’s inability to pay is mitigated to the extent that we may receive retainers from some of our clients prior to performing services.

The provision for doubtful accounts and unbilled services is also adjusted after the related work has been billed to the client and we discover that full collectability is not reasonably assured. It is classified in “Selling, general and administrative expense” on the Consolidated Statements of Comprehensive Income (Loss) and totaled $14.2 million, $12.6 million, and $10.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. The provision for unbilled services is normally recorded prior to customer billing and is recorded as a reduction to revenues. This provision normally relates to fee adjustments, estimates of fee reductions that may be imposed by bankruptcy courts and other discretionary pricing adjustments.

Property and Equipment

Property and Equipment

We record property and equipment, including improvements that extend useful lives, at cost, while maintenance and repairs are charged to operations as incurred. We calculate depreciation using the straight-line method based on estimated useful lives ranging from three to seven years for furniture, equipment and internal use software. We amortize leasehold improvements over the shorter of the estimated useful life of the asset or the lease term. We capitalize costs incurred during the application development stage of computer software developed or obtained for internal use. Capitalized software developed for internal use is classified within furniture, equipment and software and is amortized over the estimated useful life of the software, which is generally three years.

Notes Receivable from Employees

Notes Receivable from Employees

Notes receivable due from employees principally include unsecured general recourse forgivable loans which are provided to attract and retain certain of our senior, highly-skilled professionals. Some or all of the principal amount and accrued interest of the loans we make to employees will be forgiven by us upon the passage of time, provided that the professional is an employee on the forgiveness date, and upon other specified events, such as death or disability. Professionals who terminate their employment with us prior to the end of the forgiveness period are required to repay the outstanding, unforgiven loan balance and any accrued but unforgiven interest, except, in most cases, if the termination was by the Company without cause or by the employee with good reason, or, subject to certain conditions, if the employee terminates his or her employment due to retirement or non-renewal of his or her employment agreement, the loan may be forgiven or continue to be forgivable, in whole or in part. We amortize forgivable loans to expense on a straight-line basis over their requisite service periods of one to ten years. The accrued interest is calculated based on the note’s effective interest rate and is recorded as interest income.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the purchase price of acquired businesses in excess of the fair market value of net assets acquired. Other intangible assets include trade names, customer relationships, contract backlog, non-competition agreements and software.

We test our goodwill and other indefinite-lived intangible assets for impairment annually as of the first day of the fourth quarter or whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Factors we consider important that could trigger an interim impairment review include, but are not limited to, the following:

•	significant underperformance relative to expected historical or projected future operating results;

•	a significant change in the manner of our use of the acquired asset or the strategy for our overall business;

•	a significant market decline related to negative industry or economic trends; and/or

•	our market capitalization relative to net carrying value.

We assess our goodwill for impairment using a fair value approach at the reporting unit level. A reporting unit is an operating segment or a business one level below that operating segment if discrete financial information is available and regularly reviewed by the chief operating decision makers. When available and as appropriate, we use market multiples derived from a set of guideline companies and/or guideline transactions to establish fair value (market approaches). We may also estimate fair value using discounted cash flows (an income approach) or a combination of appropriately weighted income and market approaches.

Intangible assets with definite lives are amortized over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate an asset’s carrying value may not be recoverable. We amortize our acquired definite-lived intangible assets on a straight-line basis over periods ranging from 1 to 15 years.

During the fourth quarter of 2012, we recorded a non-deductible goodwill impairment charge of $110.4 million related to our Strategic Communications reporting unit. The impairment charge was non-cash in nature and did not affect the Company’s current liquidity, nor did it impact the debt covenants under the Company’s existing credit facility. See Note 13 “Goodwill and Other Intangible Assets” for information regarding the goodwill impairment charge.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review long-lived assets such as property and equipment and definite-lived intangible assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events or changes in circumstances may include a significant deterioration of operating results, changes in business plans, or changes in anticipated future cash flows. If an impairment indicator is present, we evaluate recoverability of assets to be held and used by a comparison of the carrying value of the assets to future undiscounted net cash flows expected to be generated by the assets. We group assets at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows generated by other asset groups. If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset group, we estimate the fair value of the asset group to determine whether an impairment loss should be recognized. An impairment loss will be recognized for the difference between the fair value and carrying value of the asset group.

Debt Financing Fees

Debt Financing Fees

We amortize the costs we incur to obtain debt financing over the terms of the underlying obligations on a straight-line basis, which approximates the effective interest method. The amortization of debt financing costs is included in “Interest expense” in our Consolidated Statements of Comprehensive Income (Loss). Unamortized debt financing costs are classified within “Other assets” on our Consolidated Balance Sheets.

Capitalized Software to be Sold, Leased or Otherwise Marketed

Capitalized Software to be Sold, Leased or Otherwise Marketed

We expense costs for software products that will be sold, leased or otherwise marketed until technological feasibility has been established. Thereafter, all software development costs are capitalized and subsequently reported at the lower of unamortized cost or net realizable value. Capitalized costs are amortized based on current and future revenue for each product with an annual minimum equal to the straight-line amortization over the remaining estimated economic life of the product. We classify software products to be sold, leased or otherwise marketed as noncurrent “Other assets” on our Consolidated Balance Sheets. Unamortized capitalized software costs were $12.7 million and $9.3 million at December 31, 2012 and 2011, respectively. Amortization of capitalized software costs was $3.7 million, $2.6 million, and $1.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Leases

Leases

We lease office space and equipment under non-cancelable operating leases. The leases normally provide for the payment of minimum annual rentals and may include scheduled rent increases. Some leases include provisions for renewal options of up to five years. Some of our leases for office space contain provisions whereby the future rental payments may be adjusted for increases in operating expenses above specified amounts.

We recognize rent expense under operating leases on a straight-line basis over the non-cancelable lease term. For leases with scheduled rent increases this treatment results in a deferred rent liability, which is classified within “Other liabilities” on the Consolidated Balance Sheets. Lease inducements such as tenant improvement allowances, cash inducements, and rent abatements are amortized on a straight-line basis over the life of the lease. Unamortized lease inducements are also included in deferred rent. Deferred rent at December 31, 2012 and 2011 totaled $40.3 million and $43.7 million, respectively.

Interest Rate Swaps

Interest Rate Swaps

We sometimes use derivative instruments, consisting primarily of interest rate swap agreements, to manage our exposure to changes in the fair values or future cash flows of some of our long-term debt. We may enter into interest rate swap transactions with financial institutions acting as the counter-party. We do not use derivative instruments for trading or other speculative purposes. At December 31, 2012 and 2011, we were not a party to any derivative instruments.

Billings in Excess of Services Provided

Billings in Excess of Services Provided

Billings in excess of services provided represent amounts billed to clients, such as retainers, in advance of work being performed. Clients may make advance payments, which are held on deposit until completion of work or are applied at predetermined amounts or times. Excess payments are either applied to final billings or refunded to clients upon completion of work. Payments in excess of related accounts receivable and unbilled receivables are recorded as billings in excess of services provided within the liabilities section of our Consolidated Balance Sheets.

Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share Basic and Diluted

	Year Ended December 31,
	2012	2011	2010
Numerator — basic and diluted
Net income (loss)	$(36,986)	$103,903	$65,984

Denominator
Weighted average number of common shares outstanding — basic	40,316	41,131	45,557
Effect of dilutive stock options	—	915	915
Effect of dilutive convertible notes	—	836	863
Effect of dilutive restricted shares	—	591	329

Weighted average number of common shares outstanding — diluted	40,316	43,473	47,664

Earnings (loss) per common share — basic	$(0.92)	$2.53	$1.45

Earnings (loss) per common share — diluted	$(0.92)	$2.39	$1.38

Antidilutive stock options and restricted shares	4,943	2,119	1,606

Special Charges (Tables)	12 Months Ended
Dec. 31, 2012
Special Charges by Segment

The following table details the special charges by segment:

	For the years ended December 31,
	2012	2011	2010
Corporate Finance/Restructuring	$11,332	$9,440	$8,561
Forensic and Litigation Consulting	8,276	839	6,196
Economic Consulting	991	2,093	6,667
Technology	3,114	—	15,913
Strategic Communications	4,712	—	9,044

	28,425	12,372	46,381
Unallocated Corporate	1,132	2,840	4,750

Total	$29,557	$15,212	$51,131

Schedule of Special Charges Reserve by Type of Cost

Activity related to the liability for these costs for the years ended December 31, 2012 and 2011 is as follows:

	Employee Termination Costs	Lease Termination Costs	Total
Balance December 31, 2010	$1,920	$2,762	$4,682
Additions	10,370	—	10,370
Payments	(7,388)	(2,646)	(10,034)
Foreign currency translation adjustment and other	(144)	(116)	(260)

Balance December 31, 2011	4,758	—	4,758

Additions	14,276	10,274	24,550
Payments	(11,803)	(1,757)	(13,560)
Foreign currency translation adjustment and other	(535)	—	(535)

Balance December 31, 2012	$6,696	$8,517	$15,213

Interest Income and Other (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Interest Income And Other

The table below presents the components of “Interest income and other” as shown on the Consolidated Statements of Comprehensive Income (Loss).

	Year Ended December 31,
	2012	2011	2010
Interest income	$6,350	$6,200	$5,442
Foreign exchange transaction gains (losses), net	250	(560)	(542)
Other	(941)	664	(477)

Interest income and other	$5,659	$6,304	$4,423

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-Based Compensation Expense

The table below reflects the total share-based compensation expense recognized in our Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
Income Statement Classification	Options (a)	Restricted Shares (b)(c)	Options (a)	Restricted Shares(b)	Options	Restricted Shares(b)
Direct cost of revenues	$6,012	$10,000	$10,436	$14,382	$8,771	$13,659
Selling, general and administrative expense	1,836	10,347	2,649	9,052	2,154	8,732
Special charges (d)	584	230	534	299	714	1,216

Share-based compensation expense before income taxes	8,432	20,577	13,619	23,733	11,639	23,607
Income tax benefit	3,104	6,870	5,014	8,749	4,201	8,466

Share-based compensation, net of income taxes	$5,328	$13,707	$8,605	$14,984	$7,438	$15,141

(a)	Includes options and cash-settled stock appreciation rights.
(b)	Includes restricted share awards and deferred restricted share units and performance and market condition restricted share units.
(c)	Includes cash-settled restricted stock units.
(d)	Relates to accelerated recognition of compensation cost of share-based awards (See Note 4 to the Consolidated Financial Statements for information related to the special charges).

Schedule Of Stock Option And Grants Using Valuation Assumptions

We use the Black-Scholes option-pricing model to value our option grants using the assumptions in the following table:

	Year Ended December 31,
	2012	2011	2010
Assumptions
Risk-free interest rate	0.54% –1.11%	0.88% – 2.58%	1.55% – 2.96%
Dividend yield	0%	0%	0%
Expected term	4 – 6 years	5 – 6 years	5 – 6 years
Stock price volatility	37.94% – 40.04%	39.23% – 40.82%	38.27% – 42.06%

Schedule Of Stock Option Activity

The aggregate intrinsic value in the table below represents the total pre-tax intrinsic value (the difference between the closing price of our common stock on the last trading day of 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. The aggregate intrinsic value changes based on fluctuations in the fair market value per share of our common stock.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding, December 31, 2011	5,171	$34.84
Options granted during the period:
Exercise Price = fair market value	640	$35.60
Options exercised	(329)	$24.22
Options forfeited	(276)	$35.19

Options outstanding, December 31, 2012	5,206	$35.58	5.6 years	$15,674

Options exercisable, December 31, 2012	2,953	$33.79	4.3 years	$13,282

Schedule Of Weighted-Average Grant Date Fair Value Per Share Of Stock Options, Restricted Shares And Stock Units Awarded

The table below reflects the weighted-average grant date fair value per share of stock options and restricted shares and stock units awarded during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Weighted average fair value of grants
Stock options:
Grant price = fair market value	$12.99	$13.68	$15.93
Restricted shares	$36.55	$37.45	$38.84

Schedule Of Stock Options Outstanding And Exercisable Price Range Status

Following is a summary of the status of stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price Range	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Shares	Weighted- Average Exercise Price
$14.50 – $26.68	1,050	$24.10	3.3 years	1,005	$23.99
$26.73 – $28.82	1,048	$27.90	3.6 years	759	$27.83
$28.86 – $37.23	1,136	$33.93	7.3 years	336	$33.47
$37.39 – $42.35	1,078	$39.45	7.8 years	278	$39.07
$43.13 – $70.55	894	$55.50	5.8 years	575	$56.41

	5,206			2,953

Schedule Of Unvested Restricted Stock-Based Activity

The fair value of unvested restricted stock-based awards is determined based on the closing market price per share of our common stock on the grant date.

	Shares	Weighted- Average Grant- Date Fair Value
Unvested restricted stock-based awards outstanding, December 31, 2011	1,261	$38.54
Restricted stock-based awards granted	583	$36.80
Restricted stock-based awards vested	(478)	$38.08
Restricted stock-based awards forfeited	(54)	$50.28

Unvested restricted stock-based awards outstanding, December 31, 2012	1,312	$37.43

Schedule Of Restricted Stock Unit Activity

The fair value of Restricted Stock Units is determined based on the closing market price per share of our common stock on the grant date.

	Shares	Weighted- Average Grant- Date Fair Value	Intrinsic Value
Restricted Stock Units outstanding, December 31, 2011	781	$39.66
Restricted Stock Units granted	202	$35.84
Restricted Stock Units released	(91)	$40.96
Restricted Stock Units forfeited	(17)	$37.64

Restricted Stock Units outstanding, December 31, 2012	875	$38.18	$28,887

Balance Sheet Details (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Balance Sheet Details

	December 31,
	2012	2011
Prepaid expenses and other current assets
Prepaid expenses	$27,647	$22,566
Other current assets	8,701	7,882
Income tax receivable	14,003	10,081

	$50,351	$40,529

Accounts payable, accrued expenses and other
Accounts payable	$10,139	$14,327
Accrued expenses	44,424	41,474
Accrued contingent consideration	8,201	21,578
Accrued interest payable	9,048	14,369
Accrued taxes payable	11,114	14,950
Other current liabilities	15,183	26,075

	$98,109	$132,773

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Carrying And Estimated Fair Value Of Other Financial Instruments

The following table presents the carrying amounts and estimated fair values of our other financial instruments at December 31, 2012 and 2011:

	December 31,
	2012		2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Liabilities:
Acquisition-related contingent consideration, including current portion (a)	$16,426	$16,426	$14,990	$14,990
Long-term debt, including current portion (b)	723,000	762,000	814,885	882,277

Total	$739,426	$778,426	$829,875	$897,267

(a)	The short-term portion is included in “Accounts payable, accrued expenses and other.” The long-term portion is included in “Other liabilities.”
(b)	At December 31, 2011, the carrying amount includes the equity component of Convertible Notes recorded in “Additional paid-in capital” of $18 million.

Schedule of Change in Acquisition-Related Contingent Consideration Liability

The following table represents the change in the acquisition-related contingent consideration liability during the years ended December 31, 2012 and 2011:

	December 31,
	2012	2011
Beginning balance	$14,990	$19,864
Acquisition date fair value measurement	8,171	2,900
Adjustments to fair value recorded in earnings (a)	(3,064)	(6,465)
Payments	(1,287)	(1,217)
Elimination of contingency (b)	(2,534)	—
Unrealized gains related to currency translation in other comprehensive income	150	(92)

Ending balance	$16,426	$14,990

(a)

Adjustments to fair value related to accretion expense and remeasurement of contingent consideration are recorded in “Acquisition-related contingent consideration” on the Consolidated Statements of Comprehensive Income (Loss).

(b)

During the year ended December 31, 2012, we fixed an acquisition-related contingent consideration liability in the amount of $2.5 million. The non-contingent consideration liability is no longer required to be remeasured to fair value and, accordingly, is not classified as a Level 3 measurement.

Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table presents financial assets and liabilities measured at fair value:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
As of December 31, 2012
Liabilities:
Acquisition-related contingent consideration, including current portion	$—	$—	$16,426	$16,426
As of December 31, 2011
Liabilities:
Acquisition-related contingent consideration, including current portion	$—	$—	$14,990	$14,990

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment

Property and equipment consist of the following:

	December 31,
	2012	2011
Leasehold improvements	$62,906	$56,504
Construction in progress	2,883	3,472
Furniture and equipment	34,781	33,661
Computer equipment and software	92,563	85,962

	193,133	179,599
Accumulated depreciation and amortization	(124,941)	(105,151)

Property and equipment, net	$68,192	$74,448

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Changes in Carrying Amounts of Goodwill by Operating Segment

The changes in the carrying amount of goodwill by reportable segment are as follows:

	Corporate Finance/ Restructuring	Forensic and Litigation Consulting	Economic Consulting	Technology	Strategic Communications	Total
Balance December 31, 2010	$434,439	$197,234	$202,689	$117,960	$317,125	$1,269,447
Goodwill acquired during the year	2,054	760	11,749	—	—	14,563
Contingent consideration (a)	—	499	15,512	—	11,326	27,337
Foreign currency translation adjustment and other	(450)	(446)	(463)	(2)	(628)	(1,989)

Balance December 31, 2011	$436,043	$198,047	$229,487	$117,958	$327,823	$1,309,358

Goodwill acquired during the year	31,644	—	—	—	—	31,644
Contingent consideration (a)	905	23	17,708	—	—	18,636
Goodwill impairment					(110,387)	(110,387)
Foreign currency translation adjustment and other	458	887	523	77	8,839	10,784

Balance December 31, 2012	$469,050	$198,957	$247,718	$118,035	$226,275	$1,260,035

(a)	Contingent consideration related to business combinations consummated prior to January 1, 2009.

Schedule of Intangible Assets by Major Class

	Useful Life in Years	December 31, 2012		December 31, 2011
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets
Customer relationships	1 to 15	$151,990	$64,095	$144,696	$49,381
Non-competition agreements	1 to 10	15,184	11,158	14,601	8,965
Software	2 to 10	33,979	27,424	33,549	21,211
Tradenames	2	180	75	—	—

		201,333	102,752	192,846	79,557
Unamortized intangible assets
Tradenames	Indefinite	5,600	—	5,600	—

		$206,933	$102,752	$198,446	$79,557

Long-Term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Components of Long-Term Debt and Capital Lease Obligations

	December 31,
	2012	2011
7 3/4% senior notes due 2016 (a)	—	220,555
6 3/4% senior notes due 2020	400,000	400,000
6.0% senior notes due 2022	300,000	—
3 3/4% convertible senior subordinated notes due 2012 (b)	—	146,867
Notes payable to former shareholders of acquired businesses	23,000	29,445

Total debt	723,000	796,867
Less current portion	6,000	153,312

Long-term debt, net of current portion	717,000	643,555

Total capital lease obligations	45	94
Less current portion	21	70

Capital lease obligations, net of current portion	24	24

Long-term debt and capital lease obligations, net of current portion	$717,024	$643,579

(a)	Balance at December 31, 2011 includes $215.0 million principal amount of our 2016 Notes plus unamortized deferred gain of $5.6 million.
(b)	Balance at December 31, 2011 includes $149.9 million principal amount of Convertible Notes net of discount of $3.1 million.

Schedule Of Liability And Equity Components Of Convertible Notes

The following table summarizes the liability and equity components of our Convertible Notes at December 31, 2011:

December 31, 2011
Liability component:
Principal	$149,940
Unamortized discount	(3,073)

Balance of 3 3/4% convertible notes due 2012	$146,867

Equity component (recorded in additional paid-in capital)	$18,019

Schedule Of Interest Cost On Convertible Notes

The discount on the liability component was amortized over the remaining term of the Convertible Notes through July 15, 2012 using the effective interest method. The effective interest rate on the Convertible Notes is 7  5/8%. The components of interest cost on the Convertible Notes for the years ended December 31, 2012 and 2011 were as follows:

	Year Ended December 31,
	2012	2011
Contractual interest	$3,038	$5,623
Amortization of debt discount	3,073	5,352
Amortization of deferred note issue costs	251	641

Total interest expense	$6,362	$11,616

Schedule Of Maturities Of Long-Term Debt

For years subsequent to December 31, 2012, scheduled annual maturities of long-term debt outstanding at December 31, 2012 are as follows:

	Long-term Debt	Capital Lease Obligations	Total
2013	$6,000	$21	$6,021
2014	6,000	24	6,024
2015	11,000	—	11,000
2016	—	—	—
2017	—	—	—
Thereafter	700,000	—	700,000

	$723,000	$45	$723,045

6.0% Senior Notes Due 2022
Schedule Of Redemption Price Percentage

The 2022 Notes are subject to redemption at our option, in whole or in part, at any time after November 15, 2017, upon not less than 30 nor more than 60 days prior notice at the following redemption prices (expressed as percentages of the principal amount to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

Year	Redemption Price
2017	103.000%
2018	102.000%
2019	101.000%
2020 and thereafter	100.000%

6 3/4 % Senior Notes Due 2020
Schedule Of Redemption Price Percentage

The 2020 Notes are subject to redemption at our option, in whole or in part, at any time after October 1, 2015, upon not less than 30 nor more than 60 days’ prior notice at the following redemption prices (expressed as percentages of the principal amount to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date:

Year	Redemption Price
2015	103.375%
2016	102.250%
2017	101.125%
2018 and thereafter	100.000%

7 3/4 % Senior Notes Due 2016
Schedule Of Redemption Price Percentage

We had the option to redeem some or all of these notes at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest on the notes redeemed to the applicable redemption date, if redeemed during the twelve month period beginning on October 1, of the years indicated below, subject to the rights of holders of notes on the relevant record date to receive interest, if any, to, but excluding, the relevant interest payment date:

Year	Percentage
2011	103.875%
2012	102.583%
2013	101.292%
2014 and thereafter	100.000%

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Future Minimum Payments For All Operating Lease Obligations

For years subsequent to December 31, 2012, future minimum payments for all operating lease obligations that have initial non-cancelable lease terms exceeding one year, net of rental income from subleases of $0.4 million in 2013, $0.2 million in 2014, $0.2 million in 2015, $0.1 million in 2016 and $0.1 million thereafter are as follows:

Operating Leases
2013	$48,903
2014	$44,733
2015	$37,553
2016	$34,136
2017	$33,258
Thereafter	$104,710

$303,293

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Components Of Deferred Tax Assets And Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2012	2011
Deferred tax assets:
Allowance for doubtful accounts	$9,204	$8,886
Accrued vacation and bonus	8,016	6,631
Deferred rent	16,137	17,354
Share-based compensation	23,730	25,948
Notes receivable from employees	27,791	27,900
State net operating loss carryforward & credits	1,921	2,943
Foreign net operating loss carryforward	7,976	2,585
Foreign tax credits	1,253	—
Future foreign tax credit asset	8,406	8,603
Other — net	4,783	5,291

Total deferred tax assets	109,217	106,141

Deferred tax liabilities:
Revenue recognition	(19,706)	(33,462)
Property, equipment and capitalized software	(819)	(1,383)
Goodwill and other intangible asset amortization	(188,737)	(169,471)
Deferred compensation	(152)	—
Discount on long term debt	—	(1,264)

Total deferred tax liabilities	(209,414)	(205,580)

Valuation allowance	(1,939)	(886)

Net deferred tax assets (liabilities)	$(102,136)	$(100,325)

Schedule Of Income Before Income Tax Provision

The components of “Income before income tax provision” from continuing operations are as follows:

	Year Ended December 31,
	2012	2011	2010
Domestic	$40,275	$123,439	$81,371
Foreign	(37,161)	29,688	26,020

	$3,114	$153,127	$107,391

Schedule Of Components Of Income Tax Provision From Continuing Operations

The components of the income tax provision from continuing operations are as follows:

	Year Ended December 31,
	2012	2011	2010
Current
Federal	$21,172	$30,048	$17,310
State	6,268	5,844	906
Foreign	7,021	5,977	7,468

	34,461	41,869	25,684

Deferred
Federal	$7,553	$11,858	$14,439
State	(719)	564	3,614
Foreign	(1,195)	(5,067)	(2,330)

	5,639	7,355	15,723

Income tax provision	$40,100	$49,224	$41,407

Schedule Of Effective Tax Rates That Varied From Statutory Federal Income Tax Rate

Our income tax provision from continuing operations resulted in effective tax rates that varied from the statutory federal income tax rate as follows:

	Year Ended December 31,
	2012	2011	2010
Income tax expense at federal statutory rate	$1,090	$53,595	$37,587
State income taxes, net of federal benefit	3,607	4,166	3,895
Benefit from lower foreign tax rates	(5,357)	(7,115)	(2,246)
Non-deductible goodwill impairment	38,635	—	—
Other expenses not deductible for tax purposes	3,682	2,791	3,158
Changes in contingent consideration	(1,151)	(2,367)	—
Other adjustments, net	(406)	(1,846)	(987)

	$40,100	$49,224	$41,407

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Revenues and Adjusted Segment Earnings before Interest, Taxes, Depreciation and Amortization for Reportable Segments

The table below presents revenues and Adjusted Segment EBITDA for our reportable segments for the three years ended December 31, 2012:

	Year Ended December 31,
	2012	2011	2010
Revenues
Corporate Finance/Restructuring	$394,719	$364,409	$396,216
Forensic and Litigation Consulting	407,586	428,730	379,780
Economic Consulting	391,622	353,981	255,660
Technology	195,194	218,738	176,607
Strategic Communications	187,750	200,910	193,198

Total revenues	$1,576,871	$1,566,768	$1,401,461

Adjusted Segment EBITDA
Corporate Finance/Restructuring	$101,137	$84,933	$108,152
Forensic and Litigation Consulting	60,572	81,885	76,402
Economic Consulting	77,461	67,028	49,481
Technology	57,203	77,011	64,358
Strategic Communications	25,019	26,801	28,971

Total Adjusted Segment EBITDA	$321,392	$337,658	$327,364

Reconciliation of Adjusted Segment Earnings before Interest, Taxes, Depreciation and Amortization

The table below reconciles Total Adjusted Segment EBITDA to income before income tax provision. Unallocated corporate expenses include primarily indirect costs related to centrally managed administrative functions which have not been allocated to the segments. These administrative costs include costs related to executive management, legal, corporate office support costs, information technology, accounting, marketing, human resources, and company-wide business development functions.

	Year Ended December 31,
	2012	2011	2010
Total Adjusted Segment EBITDA(a)	$321,392	$337,658	$327,364
Segment depreciation expense	(25,058)	(23,620)	(26,102)
Amortization of intangible assets	(22,407)	(22,371)	(23,910)
Special charges	(29,557)	(15,212)	(51,131)
Goodwill impairment charge	(110,387)	—	—
Unallocated corporate expenses, excluding special charges	(74,947)	(71,008)	(67,829)
Interest income and other	5,659	6,304	4,423
Interest expense	(56,731)	(58,624)	(50,263)
Loss on early extinguishment of debt	(4,850)	—	(5,161)

Income before income tax provision	$3,114	$153,127	$107,391

(a)	Total Adjusted Segment EBITDA is the total of Adjusted Segment EBITDA for all segments.

Schedule Of Assets By Segments

The table below presents assets by segment. Segment assets primarily include accounts and notes receivable, fixed assets purchased specifically for the segment, goodwill and other intangible assets:

	December 31,
	2012	2011
Corporate Finance/Restructuring	$653,998	$595,307
Forensic and Litigation Consulting	397,879	403,676
Economic Consulting	477,430	437,677
Technology	203,117	213,817
Strategic Communications	342,198	471,008

Total segment assets	2,074,622	2,121,485
Unallocated corporate assets	200,830	289,599

Total assets	$2,275,452	$2,411,084

Revenues
Schedule Of Revenues Based On Location Of Legal Entity And Information On Long-Lived Assets And Net Assets

The table below details information on our revenues for the three years ended December 31, 2012. Revenues have been attributed to location based on the location of the legal entity generating the revenue:

	Year Ended December 31,
	2012	2011	2010
United States	$1,171,805	$1,187,661	$1,104,836
All foreign countries	405,066	379,107	296,625

Total revenue	$1,576,871	$1,566,768	$1,401,461

Long Lived Assets And Net Assets
Schedule Of Revenues Based On Location Of Legal Entity And Information On Long-Lived Assets And Net Assets

The table below details information on our long-lived assets and net assets at December 31, 2012 and 2011 attributed to geographic location based on the location of the legal entity holding the assets:

	December 31, 2012		December 31, 2011
	United States	All foreign countries	United States	All foreign countries
Property and equipment, net of accumulated depreciation	$53,889	$14,303	$58,474	$15,974
Net assets	$534,680	$533,552	$547,965	$558,237

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Balance Sheet Information

Condensed Consolidating Balance Sheet Information as of December 31, 2012

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Cash and cash equivalents	$66,663	$610	$89,512	$—	$156,785
Restricted cash	—	—	1,190	—	1,190
Accounts receivable, net	140,254	149,253	139,733	—	429,240
Intercompany receivables	7,053	674,136	23,185	(704,374)	—
Other current assets	46,978	20,469	19,713	—	87,160

Total current assets	260,948	844,468	273,333	(704,374)	674,375
Property and equipment, net	37,411	16,477	14,304	—	68,192
Goodwill	558,473	418,789	282,773	—	1,260,035
Other intangible assets, net	36,826	23,975	74,967	(31,587)	104,181
Investments in subsidiaries	1,631,243	502,954	—	(2,134,197)	—
Other assets	85,109	66,170	28,318	(10,928)	168,669

Total assets	$2,610,010	$1,872,833	$673,695	$(2,881,086)	$2,275,452

Liabilities
Intercompany payables	$549,339	$112,137	$42,898	$(704,374)	$—
Other current liabilities	118,865	79,533	105,799	—	304,197

Total current liabilities	668,204	191,670	148,697	(704,374)	304,197
Long-term debt, net	700,024	17,000	—	—	717,024
Other liabilities	173,550	10,479	12,898	(10,928)	185,999

Total liabilities	1,541,778	219,149	161,595	(715,302)	1,207,220
Stockholders’ equity	1,068,232	1,653,684	512,100	(2,165,784)	1,068,232

Total liabilities and stockholders’ equity	$2,610,010	$1,872,833	$673,695	$(2,881,086)	$2,275,452

Condensed Consolidating Balance Sheet Information as of December 31, 2011

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Cash and cash equivalents	$161,180	$197	$103,046	$—	$264,423
Restricted cash	8,632	—	1,581	—	10,213
Accounts receivable, net	148,698	165,871	114,533	—	429,102
Intercompany receivables	—	557,846	59,857	(617,703)	—
Other current assets	22,599	15,694	28,923	—	67,216

Total current assets	341,109	739,608	307,940	(617,703)	770,954
Property and equipment, net	44,233	14,240	15,975	—	74,448
Goodwill	547,667	439,068	322,623	—	1,309,358
Other intangible assets, net	38,913	34,692	45,284	—	118,889
Investments in subsidiaries	1,538,883	532,091	—	(2,070,974)	—
Other assets	70,551	48,529	18,355	—	137,435

Total assets	$2,581,356	$1,808,228	$710,177	$(2,688,677)	$2,411,084

Liabilities
Intercompany payables	$433,284	$93,947	$90,472	$(617,703)	$—
Other current liabilities	316,559	109,651	71,627	—	497,837

Total current liabilities	749,843	203,598	162,099	(617,703)	497,837
Long-term debt, net	620,579	23,000	—	—	643,579
Other liabilities	104,732	43,297	15,437	—	163,466

Total liabilities	1,475,154	269,895	177,536	(617,703)	1,304,882
Stockholders’ equity	1,106,202	1,538,333	532,641	(2,070,974)	1,106,202

Total liabilities and stockholders’ equity	$2,581,356	$1,808,228	$710,177	$(2,688,677)	$2,411,084

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the Year Ended

December 31, 2012

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$602,917	$949,545	$413,739	$(389,330)	$1,576,871
Operating expenses
Direct cost of revenues	389,619	713,305	261,936	(384,328)	980,532
Selling, general and administrative expense	160,919	112,697	109,402	(5,002)	378,016
Special charges	19,026	4,738	5,793	—	29,557
Acquisition-related contingent consideration	91	—	(3,155)	—	(3,064)
Amortization of other intangible assets	5,611	9,927	10,167	(3,298)	22,407
Goodwill impairment charge	—	37,987	72,400	—	110,387

	575,266	878,654	456,543	(392,628)	1,517,835

Operating income (loss)	27,651	70,891	(42,804)	3,298	59,036
Other (expense) income	(65,698)	42,424	2,237	(34,885)	(55,922)

Income before (loss) before income tax provision	(38,047)	113,315	(40,567)	(31,587)	3,114

Income tax (benefit) provision	1,698	(47,623)	5,825	—	(40,100)
Equity in net earnings of subsidiaries	(637)	(30,438)	—	31,075	—

Net income (loss)	$(36,986)	$35,254	$(34,742)	$(512)	$(36,986)

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense of $654	(654)	—	15,677	—	15,023

Other comprehensive income (loss), net of tax:	(654)	—	15,677	—	15,023

Comprehensive income (loss)	$(37,640)	$35,254	$(19,065)	$(512)	$(21,963)

Condensed Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2011

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$584,833	$1,000,419	$384,779	$(403,263)	$1,566,768
Operating expenses
Direct cost of revenues	380,479	718,826	249,126	(391,523)	956,908
Selling, general and administrative expense	160,336	123,488	101,211	(11,740)	373,295
Special charges	8,561	228	6,423	—	15,212
Acquisition-related contingent consideration	—	—	(6,465)	—	(6,465)
Amortization of other intangible assets	3,713	12,103	6,555	—	22,371

	553,089	854,645	356,850	(403,263)	1,361,321

Operating income	31,744	145,774	27,929	—	205,447
Other (expense) income	(53,649)	1,195	134	—	(52,320)

Income before (loss) before income tax provision	(21,905)	146,969	28,063	—	153,127

Income tax (benefit) provision	(12,776)	61,091	909	—	49,224
Equity in net earnings of subsidiaries	113,032	25,310	—	(138,342)	—

Net income	$103,903	$111,188	$27,154	$(138,342)	$103,903

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax benefit of $1,568	1,568	—	(4,470)	—	(2,902)

Other comprehensive income (loss), net of tax:	1,568	—	(4,470)	—	(2,902)

Comprehensive income	$105,471	$111,188	$22,684	$(138,342)	$101,001

Condensed Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2010

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$517,053	$1,208,607	$301,310	$(625,509)	$1,401,461
Operating expenses
Direct cost of revenues	310,070	938,332	199,321	(622,124)	825,599
Selling, general and administrative expense	147,526	128,265	68,833	(3,385)	341,239
Special charges	16,842	32,754	1,535	—	51,131
Acquisition-related contingent consideration	—	—	1,190	—	1,190
Amortization of other intangible assets	2,558	15,752	5,600	—	23,910

	476,996	1,115,103	276,479	(625,509)	1,243,069

Operating income	40,057	93,504	24,831	—	158,392
Other (expense) income	3,198	113,062	(9,697)	(157,564)	(51,001)

Income before (loss) before income tax provision	43,255	206,566	15,134	(157,564)	107,391

Income tax (benefit) provision	(4,440)	43,562	2,285	—	41,407
Equity in net earnings of subsidiaries	18,289	4,601	5,666	(28,556)	—

Net income	$65,984	$167,605	$18,515	$(186,120)	$65,984

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense of $1,484	(1,484)	32,468	(36,935)	—	(5,951)

Other comprehensive income (loss), net of tax:	(1,484)	32,468	(36,935)	—	(5,951)

Comprehensive income (loss)	$64,500	$200,073	$(18,420)	$(186,120)	$60,033

Condensed Consolidating Statement of Cash Flow

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2012

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Operating activities
Net cash (used in) provided by operating activities	$(63,218)	$172,578	$10,828	$120,188

Investing activities
Payments for acquisition of businesses, including contingent payments, net of cash received	(41,722)	—	(21,171)	(62,893)
Purchases of property and equipment	(8,310)	(15,689)	(3,760)	(27,759)
Other	246	—	—	246

Net cash used in investing activities	(49,786)	(15,689)	(24,931)	(90,406)

Financing activities
Borrowings under revolving line of credit	75,000	—	—	75,000
Payments of revolving line of credit	(75,000)	—	—	(75,000)
Payments of long-term debt and capital lease obligations	(377,810)	(49)	—	(377,859)
Issuance of debt securities	292,608	—	—	292,608
Payments of debt financing fees	(2,848)	—	—	(2,848)
Net issuance of common stock and other	1,490	—	(2,120)	(630)
Purchase and retirement of common stock	(50,032)	—	—	(50,032)
Excess tax benefits from share based compensation	515	—	—	515
Intercompany transfers	154,564	(156,427)	1,863	—

Net cash provided by (used in) financing activities	18,487	(156,476)	(257)	(138,246)

Effects of exchange rate changes on cash and cash equivalents	—	—	826	826

Net (decrease) increase in cash and cash equivalents	(94,517)	413	(13,534)	(107,638)
Cash and cash equivalents, beginning of year	161,180	197	103,046	264,423

Cash and cash equivalents, end of year	$66,663	$610	$89,512	$156,785

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2011

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Operating activities
Net cash provided by (used in) operating activities	$206,672	$(40,834)	$7,990	$173,828

Investing activities
Payments for acquisition of businesses, net of cash received	(33,735)	—	(28,611)	(62,346)
Purchases of property and equipment and other	(9,868)	(13,829)	(7,605)	(31,302)

Net cash used in investing activities	(43,603)	(13,829)	(36,216)	(93,648)

Financing activities
Borrowings under revolving line of credit	25,000	—	—	25,000
Payments of revolving line of credit	(25,000)	—	—	(25,000)
Payments of long-term debt and capital lease obligations	(6,788)	(206)	—	(6,994)
Cash received for settlement of interest rate swaps	5,596	—	—	5,596
Purchase and retirement of common stock	(209,400)	—	—	(209,400)
Net issuance of common stock and other	10,472	—	—	10,472
Excess tax benefits from share based compensation	1,597	—	—	1,597
Intercompany transfers	(96,104)	53,636	42,468	—

Net cash provided by (used in) financing activities	(294,627)	53,430	42,468	(198,729)

Effects of exchange rate changes on cash and cash equivalents	—	—	(1,598)	(1,598)

Net (decrease) increase in cash and cash equivalents	(131,558)	(1,233)	12,644	(120,147)
Cash and cash equivalents, beginning of year	292,738	1,430	90,402	384,570

Cash and cash equivalents, end of year	$161,180	$197	$103,046	$264,423

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2010

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Operating activities
Net cash provided by operating activities	$10,705	$141,288	$43,061	$195,054

Investing activities
Payments for acquisition of businesses, net of cash received	(60,958)	—	(2,128)	(63,086)
Purchases of property and equipment and other	(8,572)	(8,858)	(5,570)	(23,000)
Purchases of short-term investments, net of sales	15,000	—	—	15,000

Net cash used in investing activities	(54,530)	(8,858)	(7,698)	(71,086)

Financing activities
Borrowings under revolving line of credit	20,000	—	—	20,000
Payments of revolving line of credit	(20,000)	—	—	(20,000)
Payments of long-term debt and capital lease obligations	(209,233)	(514)	—	(209,747)
Issuance of debt securities, net	390,445	—	—	390,445
Payments of debt financing fees	(3,054)	—	—	(3,054)
Purchase and retirement of common stock	(40,634)	—	—	(40,634)
Net issuance of common stock and other	6,638	—	—	6,638
Excess tax benefits from share based compensation	204	—	—	204
Intercompany transfers	131,477	(131,151)	(326)	—

Net cash provided by (used in) financing activities	275,843	(131,665)	(326)	143,852

Effects of exchange rate changes and fair value adjustments on cash and cash equivalents	—	—	(2,122)	(2,122)

Net increase in cash and cash equivalents	232,018	765	32,915	265,698
Cash and cash equivalents, beginning of year	60,720	665	57,487	118,872

Cash and cash equivalents, end of year	$292,738	$1,430	$90,402	$384,570

Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Quarterly Financial Data

	Quarter Ended
	March 31	June 30	September 30	December 31
2012
Revenues	395,228	396,243	386,055	399,345

Operating expenses
Direct cost of revenues	245,618	248,220	241,614	245,080
Selling, general and administrative expenses	102,589	92,460	88,909	94,058
Special charges	—	26,782	2,775	—
Acquisition-related contingent consideration	557	(3,541)	403	(483)
Amortization of other intangible assets	5,517	5,490	5,766	5,634
Goodwill impairment charge	—	—	—	110,387

	354,281	369,411	339,467	454,676

Operating income (loss)	40,947	26,832	46,588	(55,331)
Interest income and other	3,282	(363)	1,584	1,156
Interest expense	(15,204)	(15,195)	(13,208)	(13,124)
Loss on early extinguishment of debt	—	—	—	(4,850)

Income before income tax provision	29,025	11,274	34,964	(72,149)
Income tax provision	10,594	3,527	12,251	13,728

Net income (loss)	18,431	7,747	22,713	(85,877)

Earnings (loss) per common share—basic	$0.46	$0.19	$0.56	$(2.15)

Earnings (loss) per common share—diluted	$0.43	$0.18	$0.55	$(2.15)

Weighted average common shares outstanding
Basic	40,358	40,592	40,387	39,913

Diluted	43,185	42,074	41,102	39,913

	Quarter Ended
	March 31	June 30	September 30	December 31
2011
Revenues	361,816	400,437	413,802	390,713

Operating expenses
Direct cost of revenues	223,084	250,844	249,975	233,005
Selling, general and administrative expenses	88,303	94,442	97,618	92,932
Special charges	—	15,212	—	—
Acquisition-related contingent consideration	796	799	944	(9,004)
Amortization of other intangible assets	5,454	5,498	5,843	5,576

	317,637	366,795	354,380	322,509

Operating income	44,179	33,642	59,422	68,204
Interest income and other	2,000	2,923	486	895
Interest expense	(15,310)	(14,500)	(14,319)	(14,495)

Income before income tax provision	30,869	22,065	45,589	54,604
Income tax provision	11,611	6,740	16,150	14,723

Net income	19,258	15,325	29,439	39,881

Earnings per common share—basic	$0.44	$0.38	$0.73	$1.00

Earnings per common share—diluted	$0.42	$0.36	$0.70	$0.93

Weighted average common shares outstanding
Basic	43,877	40,587	40,182	39,932

Diluted	45,939	42,912	42,267	42,857

Description Of Business And Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Y Segment	Dec. 31, 2011	Dec. 31, 2010
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of business segments		5
Advertising costs		$ 21,800,000	$ 23,300,000	$ 20,700,000
Restricted cash	1,190,000	1,190,000	10,213,000
Provision for doubtful accounts		14,179,000	12,586,000	10,720,000
Forgivable loans, forgiveness period, minimum		1
Forgivable loans, forgiveness period, maximum		10
Goodwill impairment charge	110,387,000	110,387,000
Unamortized capitalized software cost	12,700,000	12,700,000	9,300,000
Amortization of capitalized software cost		3,700,000	2,600,000	1,700,000
Deferred rent	$ 40,300,000	$ 40,300,000	$ 43,700,000
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Definite-lived intangible assets amortization period		1 year
Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Definite-lived intangible assets amortization period		15 years
Lease provisions for renewal options (In years)		5
Furniture, Equipment, And Internal-Use Software | Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful of furniture, equipment and internal use software (in years)		3 years
Furniture, Equipment, And Internal-Use Software | Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful of furniture, equipment and internal use software (in years)		7 years
Software and Software Development Costs
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful of furniture, equipment and internal use software (in years)		3 years

Earnings (Loss) Per Common Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Potentially dilutive securities excluded from computation of earning per share	4,943,000	2,119,000	1,606,000
Convertible Debt Securities
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Potentially dilutive securities excluded from computation of earning per share	1,263
3 3/4% Senior Subordinated Convertible Notes Due 2012
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Convertible notes maturity date	Jul 15, 2012
Senior subordinated convertible notes, interest percentage	3.75%

Earnings (Loss) Per Common Share Basic and Diluted (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator - basic and diluted
Net income (loss)	$ (85,877)	$ 22,713	$ 7,747	$ 18,431	$ 39,881	$ 29,439	$ 15,325	$ 19,258	$ (36,986)	$ 103,903	$ 65,984
Denominator
Weighted average number of common shares outstanding - basic	39,913	40,387	40,592	40,358	39,932	40,182	40,587	43,877	40,316	41,131	45,557
Effect of dilutive stock options										915	915
Effect of dilutive convertible notes										836	863
Effect of dilutive restricted shares										591	329
Weighted average number of common shares outstanding - diluted	39,913	41,102	42,074	43,185	42,857	42,267	42,912	45,939	40,316	43,473	47,664
Earnings (loss) per common share - basic	$ (2.15)	$ 0.56	$ 0.19	$ 0.46	$ 1	$ 0.73	$ 0.38	$ 0.44	$ (0.92)	$ 2.53	$ 1.45
Earnings (loss) per common share - diluted	$ (2.15)	$ 0.55	$ 0.18	$ 0.43	$ 0.93	$ 0.7	$ 0.36	$ 0.42	$ (0.92)	$ 2.39	$ 1.38
Antidilutive stock options and restricted shares									4,943	2,119	1,606

Special Charges - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012 Employee Location	Dec. 31, 2011	Dec. 31, 2010 Location
Special Charges [Line Items]
Special charges	$ 2,775,000	$ 26,782,000	$ 15,212,000	$ 29,557,000	$ 15,212,000	$ 51,131,000
Non cash special charges				5,000,000	4,800,000	31,400,000
Number of employees terminated				116
Number of office locations				9		4
Number of employees included in the reduction in workforce related to the special charges recorded in the period				116
Cash outflow associated with special charges, amount paid				24,300,000
Cash outflow associated with special charges, amount paid				9,300,000
Cash outflow associated with special charges, amount expected to be paid in 2013				6,900,000
Cash outflow associated with special charges, amount expected to be paid in 2014				2,600,000
Cash outflow associated with special charges, amount expected to be paid in 2015				1,200,000
Cash outflow associated with special charges, amount expected to be paid from 2016 to 2025				4,300,000
Remaining liability				200,000
Salary Continuance And Other Contractual Employee Related Costs
Special Charges [Line Items]
Special charges				18,400,000
Lease Termination
Special Charges [Line Items]
Special charges				$ 11,200,000
Number of office locations				9

Special Charges By Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Special Charges [Line Items]
Special charges	$ 2,775	$ 26,782	$ 15,212	$ 29,557	$ 15,212	$ 51,131
Corporate Finance / Restructuring
Special Charges [Line Items]
Special charges				11,332	9,440	8,561
Forensic and Litigation Consulting
Special Charges [Line Items]
Special charges				8,276	839	6,196
Economic Consulting
Special Charges [Line Items]
Special charges				991	2,093	6,667
Technology
Special Charges [Line Items]
Special charges				3,114		15,913
Strategic Communications
Special Charges [Line Items]
Special charges				4,712		9,044
Total Reportable Segments
Special Charges [Line Items]
Special charges				28,425	12,372	46,381
Unallocated Corporate
Special Charges [Line Items]
Special charges				$ 1,132	$ 2,840	$ 4,750

Activity Related to Liability for Special Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Special Charges [Line Items]
Beginning Balance	$ 4,758	$ 4,682
Additions	24,550	10,370
Payments	(13,560)	(10,034)
Foreign currency translation adjustment and other	(535)	(260)
Ending Balance	15,213	4,758
Employee Termination Costs
Special Charges [Line Items]
Beginning Balance	4,758	1,920
Additions	14,276	10,370
Payments	(11,803)	(7,388)
Foreign currency translation adjustment and other	(535)	(144)
Ending Balance	6,696	4,758
Lease Termination Costs
Special Charges [Line Items]
Beginning Balance		2,762
Additions	10,274
Payments	(1,757)	(2,646)
Foreign currency translation adjustment and other		(116)
Ending Balance	$ 8,517

Interest Income and Other (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Other Income [Line Items]
Interest income									$ 6,350	$ 6,200	$ 5,442
Foreign exchange transaction gains (losses), net									250	(560)	(542)
Other									(941)	664	(477)
Interest income and other	$ 1,156	$ 1,584	$ (363)	$ 3,282	$ 895	$ 486	$ 2,923	$ 2,000	$ 5,659	$ 6,304	$ 4,423

Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted to employees, expiration period (In years)	10 years
Cash settled Stock Appreciation rights issued	640,000
Cash received from option exercises	$ 7.9	$ 15.6	$ 10.3
Tax benefit realized from stock options exercised	1.4	3.6	2
Intrinsic value of options exercised	3.1	10.3	6
Released intrinsic value	3.5	1.7	1.4
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted shares vesting period (In years)	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted shares vesting period (In years)	6 years
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled Stock Appreciation rights issued	5,668	63,000
Unrecognized compensation cost related to unvested	0.6
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested	16.9
Expected to be recognized, weighted-average period (In years)	2 years 10 months 24 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested	25.4
Expected to be recognized, weighted-average period (In years)	2 years 10 months 24 days
Fair value, vested	16.9	14	12.6
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested	3.4
Expected to be recognized, weighted-average period (In years)	2 years
Fair value, vested	$ 4	$ 5.3	$ 7
2004 Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	3,000,000
Common stock available for grant	17,107
2004 Long-Term Incentive Plan | Restricted Or Unrestricted Shares Or Other Share-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	600,000
2006 Global Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	3,500,000
Common stock available for grant	182,688
2006 Global Long-Term Incentive Plan | Restricted Or Unrestricted Shares Or Other Share-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	1,100,000
2006 Global Long-Term Incentive Plan | Share-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for grant	62,810
2009 Omnibus Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	6,000,000
Common stock available for grant	1,501,210
2009 Omnibus Incentive Compensation Plan | Restricted Or Unrestricted Shares Or Other Share-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock	5,400,000

Share-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Stock Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 8,432	[1]	$ 13,619	[1]	$ 11,639
Income tax benefit	3,104	[1]	5,014	[1]	4,201
Share-based compensation, net of income taxes	5,328	[1]	8,605	[1]	7,438
Stock Options | Direct Cost Of Revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	6,012	[1]	10,436	[1]	8,771
Stock Options | Selling, General And Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	1,836	[1]	2,649	[1]	2,154
Stock Options | Special Charges
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	584	[1],[2]	534	[1],[2]	714	[2]
Restricted Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	20,577	[3],[4]	23,733	[3]	23,607	[3]
Income tax benefit	6,870	[3],[4]	8,749	[3]	8,466	[3]
Share-based compensation, net of income taxes	13,707	[3],[4]	14,984	[3]	15,141	[3]
Restricted Stock | Direct Cost Of Revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	10,000	[3],[4]	14,382	[3]	13,659	[3]
Restricted Stock | Selling, General And Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	10,347	[3],[4]	9,052	[3]	8,732	[3]
Restricted Stock | Special Charges
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 230	[2],[3],[4]	$ 299	[2],[3]	$ 1,216	[2],[3]

[1]	Includes options and cash-settled stock appreciation rights.
[2]	Relates to accelerated recognition of compensation cost of share-based awards (See Note 4 to the Consolidated Financial Statements for information related to the special charges).
[3]	Includes restricted share awards and deferred restricted share units and performance and market condition restricted share units.
[4]	Includes cash-settled restricted stock units.

Stock Option And Grants Using Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.54%	0.88%	1.55%
Risk-free interest rate, maximum	1.11%	2.58%	2.96%
Stock price volatility, minimum	37.94%	39.23%	38.27%
Stock price volatility, maximum	40.04%	40.82%	42.06%
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term,(Years)	4 years	5 years	5 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term,(Years)	6 years	6 years	6 years

Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, December 31, 2011, Shares	5,171
Options granted during the period: Exercise Price = fair market value, Shares	640
Options exercised, Shares	(329)
Options forfeited, Shares	(276)
Options outstanding, December 31, 2012, Shares	5,206
Options exercisable, December 31, 2012, Shares	2,953
Options outstanding, December 31, 2011, Weighted-Average Exercise Price	$ 34.84
Options granted during the period: Exercise Price = fair market value, Weighted-Average Exercise Price	$ 35.6
Options exercised, Weighted-Average Exercise Price	$ 24.22
Options forfeited, Weighted-Average Exercise Price	$ 35.19
Options outstanding, December 31, 2012, Weighted-Average Exercise Price	$ 35.58
Options exercisable, December 31, 2012, Weighted-Average Exercise Price	$ 33.79
Options outstanding, December 31, 2012, Weighted-Average Remaining Contractual Term, in years	5 years 7 months 6 days
Options exercisable, December 31, 2012, Weighted-Average Remaining Contractual Term, in years	4 years 3 months 18 days
Options outstanding, December 31, 2012, Aggregate Intrinsic Value	$ 15,674
Options exercisable, December 31, 2012, Aggregate Intrinsic Value	$ 13,282

Weighted-Average Grant Date Fair Value Per Share of Stock Options, Restricted Shares and Stock Units Awarded (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options | Grant Price = Fair Market Value
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants	$ 12.99	$ 13.68	$ 15.93
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants, Restricted shares	$ 36.55	$ 37.45	$ 38.84

Stock Options Outstanding and Exercisable Price Range Status (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	5,206
Options Exercisable, Shares	2,953
Exercise Price Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, minimum	$ 14.5
Exercise Price Range, maximum	$ 26.68
Options Outstanding, Shares	1,050
Options Outstanding, Weighted-Average Exercise Price	$ 24.1
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	3 years 3 months 18 days
Options Exercisable, Shares	1,005
Options Exercisable, Weighted-Average Exercise Price	$ 23.99
Exercise Price Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, minimum	$ 26.73
Exercise Price Range, maximum	$ 28.82
Options Outstanding, Shares	1,048
Options Outstanding, Weighted-Average Exercise Price	$ 27.9
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	3 years 7 months 6 days
Options Exercisable, Shares	759
Options Exercisable, Weighted-Average Exercise Price	$ 27.83
Exercise Price Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, minimum	$ 28.86
Exercise Price Range, maximum	$ 37.23
Options Outstanding, Shares	1,136
Options Outstanding, Weighted-Average Exercise Price	$ 33.93
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	7 years 3 months 18 days
Options Exercisable, Shares	336
Options Exercisable, Weighted-Average Exercise Price	$ 33.47
Exercise Price Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, minimum	$ 37.39
Exercise Price Range, maximum	$ 42.35
Options Outstanding, Shares	1,078
Options Outstanding, Weighted-Average Exercise Price	$ 39.45
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	7 years 9 months 18 days
Options Exercisable, Shares	278
Options Exercisable, Weighted-Average Exercise Price	$ 39.07
Exercise Price Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, minimum	$ 43.13
Exercise Price Range, maximum	$ 70.55
Options Outstanding, Shares	894
Options Outstanding, Weighted-Average Exercise Price	$ 55.5
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	5 years 9 months 18 days
Options Exercisable, Shares	575
Options Exercisable, Weighted-Average Exercise Price	$ 56.41

Unvested Restricted Stock-Based Activity (Detail) (Restricted Share Award, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Share Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, December 31, 2011, Shares	1,261
Restricted stock-based awards granted, Shares	583
Restricted stock-based awards vested, Shares	(478)
Restricted stock-based awards forfeited, Shares	(54)
Outstanding, December 31, 2012, Shares	1,312
Outstanding, December 31, 2011, Weighted-Average Grant-Date Fair Value	$ 38.54
Restricted stock-based awards granted, Weighted-Average Grant-Date Fair Value	$ 36.8
Restricted stock-based awards vested, Weighted-Average Grant-Date Fair Value	$ 38.08
Restricted stock-based awards forfeited, Weighted-Average Grant-Date Fair Value	$ 50.28
Outstanding, December 31, 2012, Weighted-Average Grant-Date Fair Value	$ 37.43

Restricted Stock Unit Activity (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, December 31, 2011, Shares	781
Restricted Stock Units granted, Shares	202
Restricted Stock Units released, Shares	(91)
Restricted Stock Unit forfeited, Shares	(17)
Outstanding, December 31, 2012, Shares	875
Outstanding, December 31, 2011, Weighted-Average Grant-Date Fair Value	$ 39.66
Granted, Weighted-Average Grant-Date Fair Value	$ 35.84
Restricted Stock Units released, Weighted-Average Grant-Date Fair Value	$ 40.96
Restricted Stock Units forfeited, Weighted-Average Grant-Date Fair Value	$ 37.64
Outstanding, December 31, 2012, Weighted-Average Grant-Date Fair Value	$ 38.18
Restricted Stock Units outstanding, December 31, 2012, Intrinsic Value	$ 28,887

Research And Development Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Research And Development [Line Items]
Research and development costs related to software development	$ 20.2	$ 23.7	$ 25.3

Acquisitions - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended				3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2011 Customer Relationships	Dec. 31, 2012 Corporate Finance Segment	Oct. 31, 2012 Corporate Finance Segment	Mar. 31, 2012 Corporate Finance Segment	Sep. 30, 2010 2010 Acquisitions	Dec. 31, 2010 2010 Acquisitions	Jun. 30, 2010 2010 Acquisitions	Dec. 31, 2010 2010 Acquisitions Customer Relationships	Dec. 31, 2010 2010 Acquisitions Non-Competition Agreements
Business Acquisition [Line Items]
Purchase price allocation, goodwill	$ 18.6	$ 27.3	$ 14.8				$ 31.6		$ 47.2	$ 2.6
Common stock consideration in relation to price protection provision guarantees	4.2
Stock floor prices for common stock price guarantee provisions	$ 54.33
Stock floor prices for common stock price guarantee provisions	$ 69.48
Contingent consideration estimated fair value					10	25.4	1.1
Contingent consideration payment, due date					Dec 31, 2017	Dec 31, 2017
Contingent consideration cap amount					15	16			37.1
Initial acquisition price							3.1	86.4		2.8
Aggregate cash consideration			27.1				2	20.2		2.3
Purchase price allocation, identifiable intangible assets			6.3				6.5		6.9	0.2	5.8	1.3
Acquisition-date fair value of the total consideration transferred			30
Contingent consideration estimated fair value			2.9					18.2		0.5
Purchase price allocation, accounts receivable			24.2
Purchase price allocation, assumed liabilities			20.6
Acquisition-related costs		1.5
Weighted average amortization period (in years)				12 years 4 months 24 days							5 years	6 years
Cash held in escrow								8.6
Loan notes to selling shareholders								35
Reimbursement of seller expenses								$ 0.6
Beginning of term of contingent consideration payable annually									2010
End of term of contingent consideration payable annually									2015

Concentrations Of Risk - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Non-U.S. Legal Entities
Concentration Risk [Line Items]
Concentration risk, percentage of revenues	26.00%
Single Customer
Concentration Risk [Line Items]
Concentration risk, percentage of revenues	10.00%

Balance Sheet Details (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet Details [Line Items]
Prepaid expenses	$ 27,647	$ 22,566
Other current assets	8,701	7,882
Income tax receivable	14,003	10,081
Prepaid expenses and other current assets	50,351	40,529
Accounts payable	10,139	14,327
Accrued expenses	44,424	41,474
Accrued contingent consideration	8,201	21,578
Accrued interest payable	9,048	14,369
Accrued taxes payable	11,114	14,950
Other current liabilities	15,183	26,075
Accounts payable, accrued expenses and other, Total	$ 98,109	$ 132,773

Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 16, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020	Dec. 31, 2012 6.0% Senior Notes Due 2022	Nov. 27, 2012 6.0% Senior Notes Due 2022	Dec. 31, 2012 3 3/4% Senior Subordinated Convertible Notes Due 2012	Dec. 31, 2012 7 3/4 % Senior Notes Due 2016	Mar. 31, 2011 7 3/4 % Senior Notes Due 2016
Assets Sold under Agreements to Repurchase [Line Items]
Number of interest rate swap agreements					4
Senior notes maturity year					2016
Notional amount of interest rate swaps					$ 215
Interest rate swap, fixed interest rate	7.10%										7.75%
Interest rate swap, variable interest rate, minimum			5.43%
Interest rate swap, variable interest rate, maximum			5.56%
Decrease in interest expense due to converting the interest rate from fixed to variable			3.6
Cash proceeds from interest rate swap termination	6.6
Accrued interest from termination of interest rate swaps	1
Interest rate swap agreements, proceeds on termination	5.6
Amortization of deferred gain		1
Loss on early extinguishment of debt										(4.6)
Interest percentage						6.75%	6.00%	6.00%	3.75%
Debt maturity period						2020	2022	2022	2012
Gain/Loss on remeasurement of contingent consideration		5.2	10
Accretion expense		$ 2.2	$ 3.5	$ 1.2

Carrying And Estimated Fair Value Of Other Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Carrying Amounts and Fair Values of Financial Instruments or Liabilities [Line Items]
Acquisition-related contingent consideration, including current portion, Carrying Amount	$ 16,426	[1]	$ 14,990	[1]
Long-term debt, including current portion, Carrying Amount	723,000	[2]	814,885	[2]
Total, Carrying Amount	739,426		829,875
Acquisition-related contingent consideration, including current portion, Estimated Fair Value	16,426	[1]	14,990	[1]	19,864
Long-term debt, including current portion, Estimated Fair Value	762,000	[2]	882,277	[2]
Total, Estimated Fair Value	$ 778,426		$ 897,267

[1]	The short-term portion is included in "Accounts payable, accrued expenses and other." The long-term portion is included in "Other liabilities."
[2]	At December 31, 2011, the carrying amount includes the equity component of Convertible Notes recorded in "Additional paid-in capital" of $18 million.

Carrying And Estimated Fair Value Of Other Financial Instruments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Carrying Amounts and Fair Values of Financial Instruments or Liabilities [Line Items]
Equity component of Convertible Notes	$ 18,019

Change In Acquisition-Related Contingent Consideration Liability (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Business Acquisition, Contingent Consideration [Line Items]
Beginning balance					$ 14,990	[1]					$ 19,864	$ 14,990	[1]	$ 19,864
Acquisition date fair value measurement												8,171		2,900
Change in amount of contingent consideration	483		(403)	3,541	(557)		9,004		(944)	(799)	(796)	3,064		6,465		(1,190)
Payments												(1,287)		(1,217)
Elimination of contingency												(2,534)	[2]
Ending balance	16,426	[1]					14,990	[1]				16,426	[1]	14,990	[1]	19,864
Fair Value Adjustment
Business Acquisition, Contingent Consideration [Line Items]
Change in amount of contingent consideration												(3,064)	[3]	(6,465)	[3]
Foreign Currency Translation
Business Acquisition, Contingent Consideration [Line Items]
Change in amount of contingent consideration												$ 150		$ (92)

[1]	The short-term portion is included in "Accounts payable, accrued expenses and other." The long-term portion is included in "Other liabilities."
[2]	During the year ended December 31, 2012, we fixed an acquisition-related contingent consideration liability in the amount of $2.5 million. The non-contingent consideration liability is no longer required to be remeasured to fair value and, accordingly, is not classified as a Level 3 measurement.
[3]	Adjustments to fair value related to accretion expense and remeasurement of contingent consideration are recorded in "Acquisition-related contingent consideration" on the Consolidated Statements of Comprehensive Income (Loss).

Change In Acquisition-Related Contingent Consideration Liability (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition, Contingent Consideration [Line Items]
Acquisition-related contingent consideration liability	$ 2.5

Financial Assets and Liabilities Measured At Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition-related contingent consideration, including current portion	$ 16,426	[1]	$ 14,990	[1]	$ 19,864
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition-related contingent consideration, including current portion	$ 16,426		$ 14,990

[1]	The short-term portion is included in "Accounts payable, accrued expenses and other." The long-term portion is included in "Other liabilities."

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 62,906	$ 56,504
Construction in progress	2,883	3,472
Furniture and equipment	34,781	33,661
Computer equipment and software	92,563	85,962
Property, Plant and Equipment, Gross, Total	193,133	179,599
Accumulated depreciation and amortization	(124,941)	(105,151)
Property and equipment, net	$ 68,192	$ 74,448

Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 30.2	$ 26	$ 29.6

Changes in Carrying Amounts Of Goodwill by Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance		$ 1,309,358		$ 1,269,447
Goodwill acquired during the year		31,644		14,563
Contingent consideration		18,636	[1]	27,337	[1]
Goodwill impairment	(110,387)	(110,387)
Foreign currency translation adjustment and other		10,784		(1,989)
Ending Balance	1,260,035	1,260,035		1,309,358
Corporate Finance / Restructuring
Goodwill [Line Items]
Beginning Balance		436,043		434,439
Goodwill acquired during the year		31,644		2,054
Contingent consideration		905	[1]
Foreign currency translation adjustment and other		458		(450)
Ending Balance	469,050	469,050		436,043
Forensic and Litigation Consulting
Goodwill [Line Items]
Beginning Balance		198,047		197,234
Goodwill acquired during the year				760
Contingent consideration		23	[1]	499	[1]
Foreign currency translation adjustment and other		887		(446)
Ending Balance	198,957	198,957		198,047
Economic Consulting
Goodwill [Line Items]
Beginning Balance		229,487		202,689
Goodwill acquired during the year				11,749
Contingent consideration		17,708	[1]	15,512	[1]
Foreign currency translation adjustment and other		523		(463)
Ending Balance	247,718	247,718		229,487
Technology
Goodwill [Line Items]
Beginning Balance		117,958		117,960
Foreign currency translation adjustment and other		77		(2)
Ending Balance	118,035	118,035		117,958
Strategic Communications
Goodwill [Line Items]
Beginning Balance		327,823		317,125
Contingent consideration				11,326	[1]
Goodwill impairment		(110,387)
Foreign currency translation adjustment and other		8,839		(628)
Ending Balance	$ 226,275	$ 226,275		$ 327,823

[1]	Contingent consideration related to business combinations consummated prior to January 1, 2009.

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment	$ 110,387,000	$ 110,387,000
Finite lived intangible assets, amortization expense		22,600,000	22,400,000	23,900,000
Estimated amortization expense for the year 2013	21,300,000	21,300,000
Estimated amortization expense for the year 2014	12,800,000	12,800,000
Estimated amortization expense for the year 2015	11,800,000	11,800,000
Estimated amortization expense for the year 2016	10,200,000	10,200,000
Estimated amortization expense for the year 2017	9,500,000	9,500,000
Estimated amortization expense after the year 2017	33,000,000	33,000,000
Non-cash impairment charges and accelerated amortization		23,800,000
Strategic Communications
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment		$ 110,387,000

Intangible Assets by Major Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Gross Carrying Amount	$ 201,333	$ 192,846
Finite lived intangible assets, Accumulated Amortization	102,752	79,557
Intangible assets, Gross Carrying Amount	206,933	198,446
Intangible assets, Accumulated Amortization	102,752	79,557
Minimum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	1 year
Maximum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	15 years
Customer Relationships
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Gross Carrying Amount	151,990	144,696
Finite lived intangible assets, Accumulated Amortization	64,095	49,381
Customer Relationships | Minimum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	1 year
Customer Relationships | Maximum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	15 years
Non-Competition Agreements
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Gross Carrying Amount	15,184	14,601
Finite lived intangible assets, Accumulated Amortization	11,158	8,965
Non-Competition Agreements | Minimum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	1 year
Non-Competition Agreements | Maximum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	10 years
Software
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Gross Carrying Amount	33,979	33,549
Finite lived intangible assets, Accumulated Amortization	27,424	21,211
Software | Minimum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	2 years
Software | Maximum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	10 years
Tradenames
Goodwill And Other Intangible Assets [Line Items]
Indefinite-lived intangible assets, Useful Life	Indefinite
Indefinite-lived intangible assets, Gross Carrying Amount	5,600	5,600
Finite lived intangible assets, Gross Carrying Amount	180
Finite lived intangible assets, Accumulated Amortization	$ 75
Tradenames | Maximum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	2 years

Components of Long-Term Debt and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt And Capital Lease Obligations [Line Items]
Notes payable to former shareholders of acquired businesses	$ 23,000	$ 29,445
Total debt	723,000	796,867
Less current portion	6,000	153,312
Long-term debt, net of current portion	717,000	643,555
Total capital lease obligations	45	94
Less current portion	21	70
Capital lease obligations, net of current portion	24	24
Long-term debt and capital lease obligations, net of current portion	717,024	643,579
7 3/4 % Senior Notes Due 2016
Long-Term Debt And Capital Lease Obligations [Line Items]
Senior notes		220,555	[1]
6 3/4 % Senior Notes Due 2020
Long-Term Debt And Capital Lease Obligations [Line Items]
Senior notes	400,000	400,000
6.0% Senior Notes Due 2022
Long-Term Debt And Capital Lease Obligations [Line Items]
Senior notes	300,000
3 3/4% Senior Subordinated Convertible Notes Due 2012
Long-Term Debt And Capital Lease Obligations [Line Items]
Senior subordinated convertible notes		$ 146,867	[2]

[1]	Balance at December 31, 2011 includes $215.0 million principal amount of our 2016 Notes plus unamortized deferred gain of $5.6 million.
[2]	Balance at December 31, 2011 includes $149.9 million principal amount of Convertible Notes net of discount of $3.1 million.

Components of Long-Term Debt and Capital Lease Obligations (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2012 7 3/4 % Senior Notes Due 2016	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020	Dec. 31, 2012 6.0% Senior Notes Due 2022	Nov. 27, 2012 6.0% Senior Notes Due 2022	Dec. 31, 2012 3 3/4% Senior Subordinated Convertible Notes Due 2012	Dec. 31, 2011 3 3/4% Senior Subordinated Convertible Notes Due 2012	Dec. 31, 2011 Senior Notes
Long-Term Debt And Capital Lease Obligations [Line Items]
Interest percentage		7.75%	6.75%	6.00%	6.00%	3.75%
Debt maturity period		2016	2020	2022	2022	2012
Principal amount of notes	$ 723,000,000				$ 300,000,000		$ 149,900,000	$ 215,000,000
Senior notes, unamortized gain								5,600,000
Principal amount of convertible notes, discount amount							$ 3,100,000

Long-Term Debt and Capital Lease Obligations - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Dec. 31, 2011 FD International (Holdings) Limited	Dec. 31, 2012 FS Asia Advisory Limited	Sep. 30, 2010 FS Asia Advisory Limited	Dec. 31, 2012 New Revolving Senior Bank Credit Facility	Dec. 31, 2012 Former Credit Facility	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 Minimum D	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 Maximum D	Nov. 01, 2010 7 5/8 % Senior Notes Due 2013	Sep. 14, 2010 7 5/8 % Senior Notes Due 2013	Dec. 31, 2009 7 5/8 % Senior Notes Due 2013	Aug. 31, 2005 7 5/8 % Senior Notes Due 2013	Dec. 31, 2012 3 3/4% Senior Subordinated Convertible Notes Due 2012	Dec. 31, 2011 3 3/4% Senior Subordinated Convertible Notes Due 2012	Nov. 27, 2012 6.0% Senior Notes Due 2022	Dec. 31, 2012 6.0% Senior Notes Due 2022	Nov. 27, 2012 6.0% Senior Notes Due 2022 Minimum D	Nov. 27, 2012 6.0% Senior Notes Due 2022 Maximum D	Nov. 27, 2012 6.0% Senior Notes Due 2022 First Installment	Nov. 27, 2012 6.0% Senior Notes Due 2022 Second Installment	Dec. 27, 2012 7 3/4 % Senior Notes Due 2016	Nov. 27, 2012 7 3/4 % Senior Notes Due 2016	Nov. 12, 2012 7 3/4 % Senior Notes Due 2016	Dec. 31, 2012 7 3/4 % Senior Notes Due 2016	Dec. 31, 2012 Letter of Credit	Dec. 31, 2011 Letter of Credit	Dec. 31, 2012 Unsecured Notes FS Asia Advisory Limited
Debt Instrument [Line Items]
Aggregate principal amount senior note issued	$ 723,000,000	$ 723,000,000															$ 200,000,000		$ 149,900,000	$ 300,000,000
Percentage of principal amount of notes received and accepted																				100.00%
Interest percentage											6.75%						7.63%	3.75%		6.00%	6.00%								7.75%			8.00%
Debt maturity period											2020						2013	2012		2022	2022								2016
Net proceeds from issuance of senior notes															185,800,000					292,600,000						86,700,000	128,300,000
Net proceeds used to repay outstanding principal and accrued interest		75,000,000	25,000,000	20,000,000																75,300,000
Senior notes, semi-annual interest payment date																								--11-15	--05-15
Senior notes, commencement date of interest payment																				May 15, 2013
Notes maturity date											Apr 1, 2011							Jul 15, 2012		Nov 15, 2022
Senior notes, redemption date																				Nov 15, 2017
Number of days prior notice required for redemption of notes												30	60									30	60
Debt issue costs											9,800,000									7,400,000
Price per principal amount of notes for cash tender offer for outstanding senior notes															$ 1,021.56													$ 1,029.58
Principal amount for cash tender price															1,000													1,000
Tender offer consideration in a cash tender offer															$ 1,001.56													$ 1,019.58
Senior notes issued, tender offer amount																											133,700,000
Net proceeds used to repay outstanding principal and accrued interest																											1,600,000
Redemption price percentage														101.91%												102.58%
Loss on early extinguishment of debt	(4,850,000)	(4,850,000)		(5,161,000)																									(4,600,000)
Aggregate notional amount on interest rate swap					215,000,000												60,000,000
Gain on termination																2,300,000
Effective interest rate																6.50%		7.63%
Consent payment for tender offer															20
Senior notes issued, principal amount			149,940,000											14,200,000
Repayment of outstanding convertible notes																		151,300,000
Accrued interest on convertible notes																		2,800,000
Senior secured revolving line of credit	425,000,000	425,000,000							350,000,000	250,000,000
Line of credit, maturity date									Nov 25, 2017
Credit facility, Term (Years)		5
Line of credit, borrowing limit used																														1,400,000	1,400,000
Outstanding balance of notes	6,000,000	6,000,000	153,312,000			400,000
Notes issued in connection with acquisition					2,900,000			35,000,000
Repayments of Notes payable							12,000,000
Guarantee obligation by domestic subsidiaries for borrowings under bank credit facility	$ 700,000,000	$ 700,000,000

Redemption Price Percentage (Detail)	12 Months Ended								1 Months Ended	12 Months Ended
	Dec. 31, 2012 6.0% Senior Notes Due 2022 2017	Dec. 31, 2012 6.0% Senior Notes Due 2022 2018	Dec. 31, 2012 6.0% Senior Notes Due 2022 2019	Dec. 31, 2012 6.0% Senior Notes Due 2022 2020 And Thereafter	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 2017	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 2015	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 2016	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020 2018 And Thereafter	Dec. 27, 2012 7 3/4 % Senior Notes Due 2016	Dec. 31, 2011 7 3/4 % Senior Notes Due 2016 Two Thousand Eleven	Dec. 31, 2011 7 3/4 % Senior Notes Due 2016 Two Thousand Twelve	Dec. 31, 2011 7 3/4 % Senior Notes Due 2016 Two Thousand Thirteen	Dec. 31, 2011 7 3/4 % Senior Notes Due 2016 Two Thousand Fourteen And Thereafter
Long-Term Debt And Capital Lease Obligations [Line Items]
Redemption price percentage	103.00%	102.00%	101.00%	100.00%	101.13%	103.38%	102.25%	100.00%	102.58%	103.88%	102.58%	101.29%	100.00%

Liability And Equity Components Of Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-Term Debt And Capital Lease Obligations [Line Items]
Liability component, Principal	$ 149,940
Liability component, Unamortized discount	(3,073)
Equity component (recorded in "Additional paid-in capital")	18,019
3 3/4% Senior Subordinated Convertible Notes Due 2012
Long-Term Debt And Capital Lease Obligations [Line Items]
Balance of 3 3/4% convertible notes due 2012	$ 146,867

Interest Cost on Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt And Capital Lease Obligations [Line Items]
Contractual interest	$ 3,038	$ 5,623
Amortization of debt discount	3,073	5,352
Amortization of deferred note issue costs	251	641
Total interest expense	$ 6,362	$ 11,616

Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-Term Debt And Capital Lease Obligations [Line Items]
Long term Debt, 2013	$ 6,000
Long term Debt, 2014	6,000
Long term Debt, 2015	11,000
Long term Debt, 2016
Long term Debt, 2017
Long term Debt, Thereafter	700,000
Debt instrument, carrying amount	723,000
Capital Lease Obligations, 2013	21
Capital Lease Obligations, 2014	24
Capital Lease Obligations, 2015
Capital Lease Obligations, 2016
Capital Lease Obligations, Thereafter
Capital Lease Obligations, Including imputed interest	45
Long term debt and capital lease obligations maturities, 2013	6,021
Long term debt and capital lease obligations maturities, 2014	6,024
Long term debt and capital lease obligations maturities, 2015	11,000
Long term debt and capital lease obligations maturities, 2016
Long term debt and capital lease obligations maturities, Thereafter	700,000
Long term debt and capital lease obligation, including imputed interest	$ 723,045

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Rental expense	$ 57	$ 57	$ 49.6
Rental income form subleases in 2013	0.4
Rental income form subleases in 2014	0.2
Rental income from subleases in 2015	0.2
Rental income from subleases in 2016	0.1
Rental income from subleases in 2017	$ 0.1

Future Minimum Payments for all Operating Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 48,903
2014	44,733
2015	37,553
2016	34,136
2017	33,258
Thereafter	104,710
Total	$ 303,293

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets, Allowance for doubtful accounts	$ 9,204	$ 8,886
Deferred tax assets, Accrued vacation and bonus	8,016	6,631
Deferred tax assets, Deferred rent	16,137	17,354
Deferred tax assets, Share-based compensation	23,730	25,948
Deferred tax assets, Notes receivable from employees	27,791	27,900
Deferred tax assets, State net operating loss carryforward & credits	1,921	2,943
Deferred tax assets, Foreign net operating loss carryforward	7,976	2,585
Deferred tax assets, Foreign tax credits	1,253
Deferred tax assets, Future foreign tax credit asset	8,406	8,603
Deferred tax assets, Other-net	4,783	5,291
Total deferred tax assets	109,217	106,141
Deferred tax liabilities, Revenue recognition	(19,706)	(33,462)
Deferred tax liabilities, Property, equipment and capitalized software	(819)	(1,383)
Deferred tax liabilities, Goodwill and other intangible asset amortization	(188,737)	(169,471)
Deferred tax liabilities, Deferred compensation	(152)
Deferred tax liabilities, Discount on long term debt		(1,264)
Total deferred tax liabilities	(209,414)	(205,580)
Valuation allowance	(1,939)	(886)
Net deferred tax assets (liabilities)	$ (102,136)	$ (100,325)

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Undistributed non-U.S. subsidiary earnings	$ 1,800,000
Valuation allowance	1,939,000	886,000
Liability for uncertain tax positions	3,800,000	2,900,000
Reduction in unrecognized tax benefit	$ 1,800,000
Minimum
Income Tax [Line Items]
Operating loss carryforward period	20
Maximum
Income Tax [Line Items]
Operating loss carryforward period	Indefinite

Components of Income Before Income Tax Provision from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic									$ 40,275	$ 123,439	$ 81,371
Foreign									(37,161)	29,688	26,020
Income before income tax provision	$ (72,149)	$ 34,964	$ 11,274	$ 29,025	$ 54,604	$ 45,589	$ 22,065	$ 30,869	$ 3,114	$ 153,127	$ 107,391

Components of Income Tax Provision From Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Current, Federal									$ 21,172	$ 30,048	$ 17,310
Current, State									6,268	5,844	906
Current, Foreign									7,021	5,977	7,468
Current, Total									34,461	41,869	25,684
Deferred
Deferred, Federal									7,553	11,858	14,439
Deferred, State									(719)	564	3,614
Deferred, Foreign									(1,195)	(5,067)	(2,330)
Deferred, Total									5,639	7,355	15,723
Income tax provision	$ 13,728	$ 12,251	$ 3,527	$ 10,594	$ 14,723	$ 16,150	$ 6,740	$ 11,611	$ 40,100	$ 49,224	$ 41,407

Income Tax Provision from Continuing Operations Resulted in Effective Tax Rates (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Income tax expense at federal statutory rate									$ 1,090	$ 53,595	$ 37,587
State income taxes, net of federal benefit									3,607	4,166	3,895
Benefit from lower foreign tax rates									(5,357)	(7,115)	(2,246)
Non-deductible goodwill impairment									38,635
Other expenses not deductible for tax purposes									3,682	2,791	3,158
Changes in contingent consideration									(1,151)	(2,367)
Other adjustments, net									(406)	(1,846)	(987)
Income tax provision	$ 13,728	$ 12,251	$ 3,527	$ 10,594	$ 14,723	$ 16,150	$ 6,740	$ 11,611	$ 40,100	$ 49,224	$ 41,407

Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended						9 Months Ended	12 Months Ended
	Sep. 08, 2011	May 17, 2011	Mar. 07, 2011	Jan. 22, 2010	Jan. 31, 2010	Nov. 04, 2009	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 02, 2011	Nov. 09, 2009
Stockholders Equity [Line Items]
Board of Directors authorized stock repurchase program						$ 500,000,000
Number of shares that have been repurchased and retired during the period	671,647	5,061,558	4,433,671	580,784	5,455,591		5,733,205		5,733,205	1,178,089	4,874,807
Average price per share					$ 45.82
Value of shares that have been repurchased and retired during the period								50,032,000	209,400,000	40,634,000	250,000,000
Stock repurchase program terminated						50,000,000
Accelerated stock buyback												209,400,000	250,000,000
Reduction in common stock and additional paid-in capital									209,400,000	250,000,000
Stock Repurchase Plan
Stockholders Equity [Line Items]
Board of Directors authorized stock repurchase program								250,000,000
Stock repurchase remaining authorized amount								200,000,000
Number of shares that have been repurchased and retired during the period								1,681,029
Average price per share								$ 29.76
Value of shares that have been repurchased and retired during the period								$ 50,000,000
Stock repurchase program, period								2 years

Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Employees
Employee Benefit Plans [Line Items]
Employer contributions to plan	$ 8.8	$ 8.3	$ 8
Foreign Employees
Employee Benefit Plans [Line Items]
Employer contributions to plan	$ 6.2	$ 5.8	$ 4.6

Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	5

Revenues and Adjusted Segment Earnings before Interest, Taxes, Depreciation and Amortization for Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 1,576,871		$ 1,566,768		$ 1,401,461
Adjusted Segment EBITDA	321,392	[1]	337,658	[1]	327,364	[1]
Corporate Finance / Restructuring
Segment Reporting Information [Line Items]
Revenues	394,719		364,409		396,216
Adjusted Segment EBITDA	101,137		84,933		108,152
Forensic and Litigation Consulting
Segment Reporting Information [Line Items]
Revenues	407,586		428,730		379,780
Adjusted Segment EBITDA	60,572		81,885		76,402
Economic Consulting
Segment Reporting Information [Line Items]
Revenues	391,622		353,981		255,660
Adjusted Segment EBITDA	77,461		67,028		49,481
Technology
Segment Reporting Information [Line Items]
Revenues	195,194		218,738		176,607
Adjusted Segment EBITDA	57,203		77,011		64,358
Strategic Communications
Segment Reporting Information [Line Items]
Revenues	187,750		200,910		193,198
Adjusted Segment EBITDA	$ 25,019		$ 26,801		$ 28,971

[1]	Total Adjusted Segment EBITDA is the total of Adjusted Segment EBITDA for all segments.

Reconciliation of Adjusted Segment Earnings before Interest, Taxes, Depreciation and Amortization (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total Adjusted Segment EBITDA									$ 321,392	[1]	$ 337,658	[1]	$ 327,364	[1]
Segment depreciation expense									(25,058)		(23,620)		(26,102)
Amortization of intangible assets									(22,407)		(22,371)		(23,910)
Special charges									(29,557)		(15,212)		(51,131)
Goodwill impairment charge	(110,387)								(110,387)
Unallocated corporate expenses, excluding special charges									(74,947)		(71,008)		(67,829)
Interest income and other	1,156	1,584	(363)	3,282	895	486	2,923	2,000	5,659		6,304		4,423
Interest expense	(13,124)	(13,208)	(15,195)	(15,204)	(14,495)	(14,319)	(14,500)	(15,310)	(56,731)		(58,624)		(50,263)
Loss on early extinguishment of debt	(4,850)								(4,850)				(5,161)
Income before income tax provision	$ (72,149)	$ 34,964	$ 11,274	$ 29,025	$ 54,604	$ 45,589	$ 22,065	$ 30,869	$ 3,114		$ 153,127		$ 107,391

[1]	Total Adjusted Segment EBITDA is the total of Adjusted Segment EBITDA for all segments.

Assets By Segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total assets	$ 2,275,452	$ 2,411,084
Corporate Finance / Restructuring
Segment Reporting Information [Line Items]
Total assets	653,998	595,307
Forensic and Litigation Consulting
Segment Reporting Information [Line Items]
Total assets	397,879	403,676
Economic Consulting
Segment Reporting Information [Line Items]
Total assets	477,430	437,677
Technology
Segment Reporting Information [Line Items]
Total assets	203,117	213,817
Strategic Communications
Segment Reporting Information [Line Items]
Total assets	342,198	471,008
Total Segment Assets
Segment Reporting Information [Line Items]
Total assets	2,074,622	2,121,485
Unallocated Corporate
Segment Reporting Information [Line Items]
Total assets	$ 200,830	$ 289,599

Revenues Based on Location of Legal Entity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 1,576,871	$ 1,566,768	$ 1,401,461
United States
Segment Reporting Information [Line Items]
Revenues	1,171,805	1,187,661	1,104,836
All Foreign Countries
Segment Reporting Information [Line Items]
Revenues	$ 405,066	$ 379,107	$ 296,625

Information on Long-Lived Assets and Net Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation	$ 68,192	$ 74,448
United States
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation	53,889	58,474
Net assets	534,680	547,965
All Foreign Countries
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation	14,303	15,974
Net assets	$ 533,552	$ 558,237

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information Condensed Consolidating Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 156,785	$ 264,423	$ 384,570	$ 118,872
Restricted cash	1,190	10,213
Accounts receivable, net	429,240	429,102
Other current assets	87,160	67,216
Total current assets	674,375	770,954
Property and equipment, net	68,192	74,448
Goodwill	1,260,035	1,309,358	1,269,447
Other intangible assets, net	104,181	118,889
Other assets	168,669	137,435
Total assets	2,275,452	2,411,084
Liabilities
Other current liabilities	304,197	497,837
Total current liabilities	304,197	497,837
Long-term debt, net	717,024	643,579
Other liabilities	185,999	163,466
Total liabilities	1,207,220	1,304,882
Stockholders' equity	1,068,232	1,106,202	1,167,606	1,102,698
Total liabilities and stockholders' equity	2,275,452	2,411,084
FTI Consulting, Inc.
Assets
Cash and cash equivalents	66,663	161,180	292,738	60,720
Restricted cash		8,632
Accounts receivable, net	140,254	148,698
Intercompany receivables	7,053
Other current assets	46,978	22,599
Total current assets	260,948	341,109
Property and equipment, net	37,411	44,233
Goodwill	558,473	547,667
Other intangible assets, net	36,826	38,913
Investments in subsidiaries	1,631,243	1,538,883
Other assets	85,109	70,551
Total assets	2,610,010	2,581,356
Liabilities
Intercompany payables	549,339	433,284
Other current liabilities	118,865	316,559
Total current liabilities	668,204	749,843
Long-term debt, net	700,024	620,579
Other liabilities	173,550	104,732
Total liabilities	1,541,778	1,475,154
Stockholders' equity	1,068,232	1,106,202
Total liabilities and stockholders' equity	2,610,010	2,581,356
Guarantor Subsidiaries
Assets
Cash and cash equivalents	610	197	1,430	665
Accounts receivable, net	149,253	165,871
Intercompany receivables	674,136	557,846
Other current assets	20,469	15,694
Total current assets	844,468	739,608
Property and equipment, net	16,477	14,240
Goodwill	418,789	439,068
Other intangible assets, net	23,975	34,692
Investments in subsidiaries	502,954	532,091
Other assets	66,170	48,529
Total assets	1,872,833	1,808,228
Liabilities
Intercompany payables	112,137	93,947
Other current liabilities	79,533	109,651
Total current liabilities	191,670	203,598
Long-term debt, net	17,000	23,000
Other liabilities	10,479	43,297
Total liabilities	219,149	269,895
Stockholders' equity	1,653,684	1,538,333
Total liabilities and stockholders' equity	1,872,833	1,808,228
Non-Guarantor Subsidiaries
Assets
Cash and cash equivalents	89,512	103,046	90,402	57,487
Restricted cash	1,190	1,581
Accounts receivable, net	139,733	114,533
Intercompany receivables	23,185	59,857
Other current assets	19,713	28,923
Total current assets	273,333	307,940
Property and equipment, net	14,304	15,975
Goodwill	282,773	322,623
Other intangible assets, net	74,967	45,284
Other assets	28,318	18,355
Total assets	673,695	710,177
Liabilities
Intercompany payables	42,898	90,472
Other current liabilities	105,799	71,627
Total current liabilities	148,697	162,099
Other liabilities	12,898	15,437
Total liabilities	161,595	177,536
Stockholders' equity	512,100	532,641
Total liabilities and stockholders' equity	673,695	710,177
Eliminations
Assets
Intercompany receivables	(704,374)	(617,703)
Total current assets	(704,374)	(617,703)
Other intangible assets, net	(31,587)
Investments in subsidiaries	(2,134,197)	(2,070,974)
Other assets	(10,928)
Total assets	(2,881,086)	(2,688,677)
Liabilities
Intercompany payables	(704,374)	(617,703)
Total current liabilities	(704,374)	(617,703)
Other liabilities	(10,928)
Total liabilities	(715,302)	(617,703)
Stockholders' equity	(2,165,784)	(2,070,974)
Total liabilities and stockholders' equity	$ (2,881,086)	$ (2,688,677)

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Condensed Consolidating Statement Of Comprehensive Income (Loss)) (Detail) (USD $)
In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 399,345	$ 386,055	$ 396,243	$ 395,228	$ 390,713	$ 413,802	$ 400,437	$ 361,816	$ 1,576,871	$ 1,566,768	$ 1,401,461
Operating expenses
Direct cost of revenues	245,080	241,614	248,220	245,618	233,005	249,975	250,844	223,084	980,532	956,908	825,599
Selling, general and administrative expense	94,058	88,909	92,460	102,589	92,932	97,618	94,442	88,303	378,016	373,295	341,239
Special charges		2,775	26,782				15,212		29,557	15,212	51,131
Acquisition-related contingent consideration	(483)	403	(3,541)	557	(9,004)	944	799	796	(3,064)	(6,465)	1,190
Amortization of other intangible assets	5,634	5,766	5,490	5,517	5,576	5,843	5,498	5,454	22,407	22,371	23,910
Goodwill impairment charge	110,387								110,387
Costs and Expenses	454,676	339,467	369,411	354,281	322,509	354,380	366,795	317,637	1,517,835	1,361,321	1,243,069
Operating income (loss)	(55,331)	46,588	26,832	40,947	68,204	59,422	33,642	44,179	59,036	205,447	158,392
Other (expense) income									(55,922)	(52,320)	(51,001)
Income before (loss) before income tax provision	(72,149)	34,964	11,274	29,025	54,604	45,589	22,065	30,869	3,114	153,127	107,391
Income tax (benefit) provision									(40,100)
Income tax (benefit) provision	13,728	12,251	3,527	10,594	14,723	16,150	6,740	11,611	40,100	49,224	41,407
Net income (loss)	(85,877)	22,713	7,747	18,431	39,881	29,439	15,325	19,258	(36,986)	103,903	65,984
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense (benefit) of $654 in 2012 and ($1,568) in 2011									15,023	(2,902)	(5,951)
Other comprehensive income (loss), net of tax									15,023	(2,902)	(5,951)
Comprehensive income (loss)									(21,963)	101,001	60,033
FTI Consulting, Inc.
Revenues									602,917	584,833	517,053
Operating expenses
Direct cost of revenues									389,619	380,479	310,070
Selling, general and administrative expense									160,919	160,336	147,526
Special charges									19,026	8,561	16,842
Acquisition-related contingent consideration									91
Amortization of other intangible assets									5,611	3,713	2,558
Costs and Expenses									575,266	553,089	476,996
Operating income (loss)									27,651	31,744	40,057
Other (expense) income									(65,698)	(53,649)	3,198
Income before (loss) before income tax provision									(38,047)	(21,905)	43,255
Income tax (benefit) provision									1,698
Income tax (benefit) provision										(12,776)	(4,440)
Equity in net earnings of subsidiaries									(637)	113,032	18,289
Net income (loss)									(36,986)	103,903	65,984
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense (benefit) of $654 in 2012 and ($1,568) in 2011									(654)	1,568	(1,484)
Other comprehensive income (loss), net of tax									(654)	1,568	(1,484)
Comprehensive income (loss)									(37,640)	105,471	64,500
Guarantor Subsidiaries
Revenues									949,545	1,000,419	1,208,607
Operating expenses
Direct cost of revenues									713,305	718,826	938,332
Selling, general and administrative expense									112,697	123,488	128,265
Special charges									4,738	228	32,754
Amortization of other intangible assets									9,927	12,103	15,752
Goodwill impairment charge									37,987
Costs and Expenses									878,654	854,645	1,115,103
Operating income (loss)									70,891	145,774	93,504
Other (expense) income									42,424	1,195	113,062
Income before (loss) before income tax provision									113,315	146,969	206,566
Income tax (benefit) provision									(47,623)
Income tax (benefit) provision										61,091	43,562
Equity in net earnings of subsidiaries									(30,438)	25,310	4,601
Net income (loss)									35,254	111,188	167,605
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense (benefit) of $654 in 2012 and ($1,568) in 2011											32,468
Other comprehensive income (loss), net of tax											32,468
Comprehensive income (loss)									35,254	111,188	200,073
Non-Guarantor Subsidiaries
Revenues									413,739	384,779	301,310
Operating expenses
Direct cost of revenues									261,936	249,126	199,321
Selling, general and administrative expense									109,402	101,211	68,833
Special charges									5,793	6,423	1,535
Acquisition-related contingent consideration									(3,155)	(6,465)	1,190
Amortization of other intangible assets									10,167	6,555	5,600
Goodwill impairment charge									72,400
Costs and Expenses									456,543	356,850	276,479
Operating income (loss)									(42,804)	27,929	24,831
Other (expense) income									2,237	134	(9,697)
Income before (loss) before income tax provision									(40,567)	28,063	15,134
Income tax (benefit) provision									5,825
Income tax (benefit) provision										909	2,285
Equity in net earnings of subsidiaries											5,666
Net income (loss)									(34,742)	27,154	18,515
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense (benefit) of $654 in 2012 and ($1,568) in 2011									15,677	(4,470)	(36,935)
Other comprehensive income (loss), net of tax									15,677	(4,470)	(36,935)
Comprehensive income (loss)									(19,065)	22,684	(18,420)
Eliminations
Revenues									(389,330)	(403,263)	(625,509)
Operating expenses
Direct cost of revenues									(384,328)	(391,523)	(622,124)
Selling, general and administrative expense									(5,002)	(11,740)	(3,385)
Amortization of other intangible assets									(3,298)
Costs and Expenses									(392,628)	(403,263)	(625,509)
Operating income (loss)									3,298
Other (expense) income									(34,885)		(157,564)
Income before (loss) before income tax provision									(31,587)		(157,564)
Equity in net earnings of subsidiaries									31,075	(138,342)	(28,556)
Net income (loss)									(512)	(138,342)	(186,120)
Other comprehensive income (loss), net of tax:
Comprehensive income (loss)									$ (512)	$ (138,342)	$ (186,120)

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Condensed Consolidating Statement Of Comprehensive Income (Loss)) (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustments, tax expense (benefit)	$ 654	$ (1,568)	$ 1,484

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information Condensed Consolidated Statement Of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net cash (used in) provided by operating activities	$ 120,188	$ 173,828	$ 195,054
Investing activities
Payments for acquisition of businesses, including contingent payments, net of cash received	(62,893)	(62,346)	(63,086)
Purchases of property and equipment	(27,759)	(31,091)	(22,600)
Purchases of property and equipment and other		(31,302)	(23,000)
Other	246	(211)	(400)
Purchases of short-term investments, net of sales			15,000
Net cash used in investing activities	(90,406)	(93,648)	(71,086)
Financing activities
Borrowings under revolving line of credit	75,000	25,000	20,000
Payments of revolving line of credit	(75,000)	(25,000)	(20,000)
Payments of long-term debt and capital lease obligations	(377,859)	(6,994)	(209,747)
Issuance of debt securities	292,608		390,445
Cash received for settlement of interest rate swaps		5,596
Payments of debt financing fees	(2,848)		(3,054)
Net issuance of common stock and other	(630)	10,472	6,638
Purchase and retirement of common stock	(50,032)	(209,400)	(40,634)
Excess tax benefits from share based compensation	515	1,597	204
Net cash (used in) provided by financing activities	(138,246)	(198,729)	143,852
Effects of exchange rate changes and fair value adjustments on cash and cash equivalents	826	(1,598)	(2,122)
Net (decrease) increase in cash and cash equivalents	(107,638)	(120,147)	265,698
Cash and cash equivalents, beginning of period	264,423	384,570	118,872
Cash and cash equivalents, end of period	156,785	264,423	384,570
FTI Consulting, Inc.
Operating activities
Net cash (used in) provided by operating activities	(63,218)	206,672	10,705
Investing activities
Payments for acquisition of businesses, including contingent payments, net of cash received	(41,722)	(33,735)	(60,958)
Purchases of property and equipment	(8,310)
Purchases of property and equipment and other		(9,868)	(8,572)
Other	246
Purchases of short-term investments, net of sales			15,000
Net cash used in investing activities	(49,786)	(43,603)	(54,530)
Financing activities
Borrowings under revolving line of credit	75,000	25,000	20,000
Payments of revolving line of credit	(75,000)	(25,000)	(20,000)
Payments of long-term debt and capital lease obligations	(377,810)	(6,788)	(209,233)
Issuance of debt securities	292,608		390,445
Cash received for settlement of interest rate swaps		5,596
Payments of debt financing fees	(2,848)		(3,054)
Net issuance of common stock and other	1,490	10,472	6,638
Purchase and retirement of common stock	(50,032)	(209,400)	(40,634)
Excess tax benefits from share based compensation	515	1,597	204
Intercompany transfers	154,564	(96,104)	131,477
Net cash (used in) provided by financing activities	18,487	(294,627)	275,843
Net (decrease) increase in cash and cash equivalents	(94,517)	(131,558)	232,018
Cash and cash equivalents, beginning of period	161,180	292,738	60,720
Cash and cash equivalents, end of period	66,663	161,180	292,738
Guarantor Subsidiaries
Operating activities
Net cash (used in) provided by operating activities	172,578	(40,834)	141,288
Investing activities
Purchases of property and equipment	(15,689)
Purchases of property and equipment and other		(13,829)	(8,858)
Net cash used in investing activities	(15,689)	(13,829)	(8,858)
Financing activities
Payments of long-term debt and capital lease obligations	(49)	(206)	(514)
Intercompany transfers	(156,427)	53,636	(131,151)
Net cash (used in) provided by financing activities	(156,476)	53,430	(131,665)
Net (decrease) increase in cash and cash equivalents	413	(1,233)	765
Cash and cash equivalents, beginning of period	197	1,430	665
Cash and cash equivalents, end of period	610	197	1,430
Non-Guarantor Subsidiaries
Operating activities
Net cash (used in) provided by operating activities	10,828	7,990	43,061
Investing activities
Payments for acquisition of businesses, including contingent payments, net of cash received	(21,171)	(28,611)	(2,128)
Purchases of property and equipment	(3,760)
Purchases of property and equipment and other		(7,605)	(5,570)
Net cash used in investing activities	(24,931)	(36,216)	(7,698)
Financing activities
Net issuance of common stock and other	(2,120)
Intercompany transfers	1,863	42,468	(326)
Net cash (used in) provided by financing activities	(257)	42,468	(326)
Effects of exchange rate changes and fair value adjustments on cash and cash equivalents	826	(1,598)	(2,122)
Net (decrease) increase in cash and cash equivalents	(13,534)	12,644	32,915
Cash and cash equivalents, beginning of period	103,046	90,402	57,487
Cash and cash equivalents, end of period	$ 89,512	$ 103,046	$ 90,402

Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Line Items]
Revenues	$ 399,345	$ 386,055	$ 396,243	$ 395,228	$ 390,713	$ 413,802	$ 400,437	$ 361,816	$ 1,576,871	$ 1,566,768	$ 1,401,461
Direct cost of revenues	245,080	241,614	248,220	245,618	233,005	249,975	250,844	223,084	980,532	956,908	825,599
Selling, general and administrative expenses	94,058	88,909	92,460	102,589	92,932	97,618	94,442	88,303	378,016	373,295	341,239
Special charges		2,775	26,782				15,212		29,557	15,212	51,131
Acquisition-related contingent consideration	(483)	403	(3,541)	557	(9,004)	944	799	796	(3,064)	(6,465)	1,190
Amortization of other intangible assets	5,634	5,766	5,490	5,517	5,576	5,843	5,498	5,454	22,407	22,371	23,910
Goodwill impairment charge	110,387								110,387
Costs and Expenses	454,676	339,467	369,411	354,281	322,509	354,380	366,795	317,637	1,517,835	1,361,321	1,243,069
Operating income	(55,331)	46,588	26,832	40,947	68,204	59,422	33,642	44,179	59,036	205,447	158,392
Interest income and other	1,156	1,584	(363)	3,282	895	486	2,923	2,000	5,659	6,304	4,423
Interest expense	(13,124)	(13,208)	(15,195)	(15,204)	(14,495)	(14,319)	(14,500)	(15,310)	(56,731)	(58,624)	(50,263)
Loss on early extinguishment of debt	(4,850)								(4,850)		(5,161)
Income before income tax provision	(72,149)	34,964	11,274	29,025	54,604	45,589	22,065	30,869	3,114	153,127	107,391
Income tax provision	13,728	12,251	3,527	10,594	14,723	16,150	6,740	11,611	40,100	49,224	41,407
Net income	$ (85,877)	$ 22,713	$ 7,747	$ 18,431	$ 39,881	$ 29,439	$ 15,325	$ 19,258	$ (36,986)	$ 103,903	$ 65,984
Earnings (loss) per common share-basic	$ (2.15)	$ 0.56	$ 0.19	$ 0.46	$ 1	$ 0.73	$ 0.38	$ 0.44	$ (0.92)	$ 2.53	$ 1.45
Earnings (loss) per common share-diluted	$ (2.15)	$ 0.55	$ 0.18	$ 0.43	$ 0.93	$ 0.7	$ 0.36	$ 0.42	$ (0.92)	$ 2.39	$ 1.38
Basic	39,913	40,387	40,592	40,358	39,932	40,182	40,587	43,877	40,316	41,131	45,557
Diluted	39,913	41,102	42,074	43,185	42,857	42,267	42,912	45,939	40,316	43,473	47,664

Components of Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance For Doubtful Accounts And Unbilled Services
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of period	$ 80,096		$ 63,205		$ 59,328
Charged to Expense	14,179		12,586		10,720
Charged to Other Accounts	13,054	[1]	18,607	[1]	9,621	[1]
Deductions	13,281	[2]	14,302	[2]	16,464	[2]
Balance at End of Period	94,048		80,096		63,205
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of period	886
Charged to Expense	1,053		886
Balance at End of Period	$ 1,939		$ 886

[1]	Includes estimated provision for unbilled services recorded as a reduction to revenues (i.e., fee, rate and other adjustments).
[2]	Includes estimated direct write-offs of uncollectible and unrealizable accounts receivable.